UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04651

John Hancock Strategic Series

(Exact name of registrant as specified in charter)

200 Berkeley Street, Boston, Massachusetts 02116 (Address of principal executive offices) (Zip code)

Salvatore Schiavone

Treasurer

200 Berkeley Street

Boston, Massachusetts 02116

(Name and address of agent for service) Registrant's telephone number, including area code: 617-543-9634

Date of fiscal year end:	May 31
Date of reporting period:	November 30, 2023

ITEM 1. REPORTS TO STOCKHOLDERS.

The Registrant prepared the following semiannual reports to shareholders for the period ended November 30, 2023:

John Hancock Income Fund

John Hancock Managed Account Shares:

•John Hancock Managed Account Shares Investment-Grade Corporate Bond Portfolio

•John Hancock Managed Account Shares Non-Investment-Grade Corporate Bond Portfolio

•John Hancock Managed Account Shares Non-Investment-Grade Municipal Bond Portfolio

•John Hancock Managed Account Shares Securitized Debt Portfolio

Semiannual report
John Hancock
Income Fund
Fixed income
November 30, 2023
Beginning on July 24, 2024, as required by regulations adopted by the U.S. Securities and Exchange Commission, open-end mutual funds and ETFs will transmit tailored annual and semiannual reports to shareholders that highlight key information deemed important for retail investors to assess and monitor their fund investments. Other information, including financial statements, will no longer appear in shareholder reports transmitted to shareholders, but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR.

A message to shareholders
Dear shareholder,
Bonds posted mixed results for the six months ended November 30, 2023. Bond yields stayed elevated for most of the period, putting downward pressure on bond prices. The U.S. Federal Reserve raised short-term rates in July, then held rates steady at its policy meetings in September, October, and November. Most of the world’s central banks kept rates steady during this time as well. Investors started to hope that the banks are finished with their series of interest-rate hikes and could start lowering rates as soon as mid-2024.
As a result, bond yields declined sharply around the globe in November, leading to a significant increase in bond prices. Intermediate- and long-term bond yields fell the most during the month, while the decline in short-term bond yields was more muted. The stable economy helped credit-sensitive sectors, such as bank loans and high-yield bonds, produce strong returns during the period. Regionally, North American bond markets posted the best returns, while bond markets in the Asia-Pacific region lagged.
In these uncertain times, your financial professional can assist with positioning your portfolio so that it’s sufficiently diversified to help meet your long-term objectives and to withstand the inevitable bouts of market volatility along the way.
On behalf of everyone at John Hancock Investment Management, I’d like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you’ve placed in us.
Sincerely,
Kristie M. Feinberg
Head of Wealth and Asset Management,
United States and Europe
Manulife Investment Management
President and CEO,
John Hancock Investment Management
This commentary reflects the CEO’s views as of this report’s period end and are subject to change at any time. Diversification does not guarantee investment returns and does not eliminate risk of loss. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
Income Fund

2	Your fund at a glance
3	Portfolio summary
5	Your expenses
7	Fund’s investments
31	Financial statements
35	Financial highlights
42	Notes to financial statements
54	Evaluation of advisory and subadvisory agreements by the Board of Trustees
60	More information
SEMIANNUAL REPORT | JOHN HANCOCK INCOME FUND	1

Your fund at a glance
INVESTMENT OBJECTIVE

The fund seeks a high level of current income.
AVERAGE ANNUAL TOTAL RETURNS AS OF 11/30/2023 (%)

The Bloomberg U.S. Aggregate Bond Index tracks the performance of U.S. investment-grade bonds in government, asset-backed, and corporate debt markets.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
The fund’s Morningstar category average is a group of funds with similar investment objectives and strategies and is the equal-weighted return of all funds per category. Morningstar places funds in certain categories based on their historical portfolio holdings. Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.
The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund’s objectives, risks, and strategy, see the fund’s prospectus.
2	JOHN HANCOCK INCOME FUND | SEMIANNUAL REPORT

Portfolio summary
PORTFOLIO COMPOSITION AS OF 11/30/2023 (% of net assets)

QUALITY COMPOSITION AS OF 11/30/2023 (% of net assets)

Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 11-30-23 and do not reflect subsequent downgrades or upgrades, if any.
SEMIANNUAL REPORT | JOHN HANCOCK INCOME FUND	3

COUNTRY COMPOSITION AS OF 11/30/2023 (% of net assets)
United States	62.7
Canada	6.9
Indonesia	3.4
Supranational	2.7
United Kingdom	2.5
Australia	2.2
Norway	1.8
New Zealand	1.8
South Korea	1.7
Mexico	1.7
Other countries	12.6
TOTAL	100.0
Notes about risk
The fund is subject to various risks as described in the fund’s prospectus. Political tensions, armed conflicts, and any resulting economic sanctions on entities and/or individuals of a particular country could lead such a country into an economic recession. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange-trading suspensions, and closures, which may lead to less liquidity in certain instruments, industries, sectors, or the markets, generally, and may ultimately affect fund performance. For more information, please refer to the “Principal risks” section of the prospectus.
4	JOHN HANCOCK INCOME FUND | SEMIANNUAL REPORT

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on June 1, 2023, with the same investment held until November 30, 2023.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at November 30, 2023, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the class’s actual return). It assumes an account value of $1,000.00 on June 1, 2023, with the same investment held until November 30, 2023. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
SEMIANNUAL REPORT | JOHN HANCOCK INCOME FUND	5

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.
SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 6-1-2023	Ending value on 11-30-2023	Expenses paid during period ended 11-30-2023[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$1,010.50	$4.17	0.83%
	Hypothetical example	1,000.00	1,020.90	4.19	0.83%
Class C	Actual expenses/actual returns	1,000.00	1,006.90	7.68	1.53%
	Hypothetical example	1,000.00	1,017.40	7.72	1.53%
Class I	Actual expenses/actual returns	1,000.00	1,013.70	2.67	0.53%
	Hypothetical example	1,000.00	1,022.40	2.68	0.53%
Class R2	Actual expenses/actual returns	1,000.00	1,010.00	4.57	0.91%
	Hypothetical example	1,000.00	1,020.50	4.60	0.91%
Class R4	Actual expenses/actual returns	1,000.00	1,013.00	3.37	0.67%
	Hypothetical example	1,000.00	1,021.70	3.39	0.67%
Class R5	Actual expenses/actual returns	1,000.00	1,012.30	2.36	0.47%
	Hypothetical example	1,000.00	1,022.70	2.38	0.47%
Class R6	Actual expenses/actual returns	1,000.00	1,012.50	2.11	0.42%
	Hypothetical example	1,000.00	1,022.90	2.12	0.42%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).
6	JOHN HANCOCK INCOME FUND | SEMIANNUAL REPORT

Fund’s investments
AS OF 11-30-23 (unaudited)
	Rate (%)	Maturity date		Par value^	Value
U.S. Government and Agency obligations 18.0%					$318,588,757
(Cost $352,320,236)
U.S. Government 14.4%					254,169,018
U.S. Treasury
Bond	2.000	02-15-50		52,051,000	31,462,389
Bond	2.375	02-15-42		11,910,000	8,483,084
Bond	2.500	02-15-45		5,970,000	4,187,162
Bond	2.750	11-15-42		5,190,000	3,906,083
Bond	3.000	02-15-49		18,005,000	13,562,126
Bond	3.000	08-15-52		5,490,000	4,141,948
Bond	3.625	02-15-53		11,880,000	10,136,517
Note	1.500	01-31-27		11,230,000	10,267,993
Note	1.875	02-15-32		52,133,000	43,252,062
Note	2.625	05-31-27		1,895,000	1,785,667
Note	2.750	08-15-32		45,575,000	40,246,642
Note	2.875	05-15-32		53,795,000	48,133,907
Note	3.500	02-15-33		32,305,000	30,190,032
Note	5.000	08-31-25		4,400,000	4,413,406
U.S. Government Agency 3.6%					64,419,739
Federal Home Loan Mortgage Corp.
30 Yr Pass Thru	4.500	08-01-52		4,143,502	3,887,171
30 Yr Pass Thru	5.000	08-01-52		2,530,379	2,461,607
30 Yr Pass Thru	5.000	10-01-52		3,779,661	3,671,031
30 Yr Pass Thru	5.000	11-01-52		2,098,683	2,033,184
30 Yr Pass Thru	5.000	11-01-52		5,035,730	4,895,719
30 Yr Pass Thru	5.500	11-01-52		3,371,174	3,344,452
30 Yr Pass Thru	5.500	09-01-53		17,804,024	17,718,535
Federal National Mortgage Association
30 Yr Pass Thru	4.500	09-01-52		6,750,731	6,366,863
30 Yr Pass Thru	5.000	11-01-52		3,698,355	3,590,905
30 Yr Pass Thru	5.500	10-01-52		2,754,619	2,737,949
30 Yr Pass Thru	5.500	11-01-52		6,823,704	6,744,026

30 Yr Pass Thru	5.500	12-01-52		7,023,974	6,968,297
Foreign government obligations 24.6%					$436,403,092
(Cost $467,833,981)
Australia 2.2%					39,376,706
Commonwealth of Australia	1.000	12-21-30	AUD	4,435,000	2,337,249
Commonwealth of Australia	1.000	11-21-31	AUD	6,565,000	3,370,263
Commonwealth of Australia	2.750	11-21-28	AUD	635,000	393,354
New South Wales Treasury Corp.	1.250	03-20-25	AUD	3,440,000	2,183,396
New South Wales Treasury Corp.	1.500	02-20-32	AUD	6,765,000	3,420,494
New South Wales Treasury Corp.	2.000	03-08-33	AUD	8,850,000	4,551,411
Queensland Treasury Corp. (A)	1.750	07-20-34	AUD	9,810,000	4,727,396
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INCOME FUND	7

	Rate (%)	Maturity date		Par value^	Value
Australia (continued)
Queensland Treasury Corp. (A)	5.250	07-21-36	AUD	5,040,000	$3,315,987
South Australian Government Financing Authority	1.750	05-24-34	AUD	8,985,000	4,262,959
South Australian Government Financing Authority	4.750	05-24-38	AUD	4,080,000	2,472,545
Treasury Corp. of Victoria	2.250	11-20-34	AUD	3,905,000	1,939,711
Western Australian Treasury Corp.	1.500	10-22-30	AUD	7,940,000	4,267,740
Western Australian Treasury Corp.	1.750	10-22-31	AUD	4,040,000	2,134,201
Austria 0.4%					7,371,298
Republic of Austria (A)	0.500	02-20-29	EUR	1,550,000	1,499,932
Republic of Austria (A)	2.900	02-20-33	EUR	5,410,000	5,871,366
Brazil 0.7%					12,774,799
Federative Republic of Brazil	10.000	01-01-25	BRL	44,730,000	9,412,380
Federative Republic of Brazil	10.000	01-01-27	BRL	15,995,000	3,362,419
Canada 3.1%					55,549,326
CPPIB Capital, Inc. (A)	2.250	12-01-31	CAD	3,210,000	2,054,452
Government of Canada	0.500	12-01-30	CAD	4,430,000	2,648,467
Government of Canada	2.500	12-01-32	CAD	24,790,000	16,746,015
Government of Canada	2.750	06-01-33	CAD	10,940,000	7,531,464
Province of British Columbia	4.200	07-06-33		3,695,000	3,520,010
Province of British Columbia	2.850	06-18-25	CAD	3,408,000	2,450,008
Province of Ontario	3.450	06-02-45	CAD	3,895,000	2,493,409
Province of Quebec	0.200	04-07-25	EUR	2,695,000	2,806,547
Province of Quebec	1.500	12-15-23	GBP	2,037,000	2,568,523
Province of Quebec	3.100	12-01-51	CAD	7,410,000	4,404,498
Province of Quebec	4.250	12-01-43	CAD	6,235,000	4,501,680
Province of Quebec	4.500	09-08-33		3,926,000	3,824,253
China 0.2%					2,994,207
People’s Republic of China	2.690	08-12-26	CNY	21,230,000	2,994,207
Colombia 0.2%					3,424,820
Republic of Colombia	3.250	04-22-32		2,080,000	1,564,574
Republic of Colombia	4.500	03-15-29		1,120,000	1,003,198
Republic of Colombia	5.625	02-26-44		1,120,000	857,048
Finland 0.7%					12,562,925
Kuntarahoitus OYJ	2.875	01-18-28	EUR	3,600,000	3,902,200
Kuntarahoitus OYJ (3 month NIBOR + 1.250%) (B)	6.000	01-10-25	NOK	28,000,000	2,618,918
Republic of Finland (A)	0.500	09-15-28	EUR	3,180,000	3,114,686
Republic of Finland (A)	3.000	09-15-33	EUR	2,695,000	2,927,121
8	JOHN HANCOCK INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
India 0.9%					$15,482,791
Export-Import Bank of India (A)	3.875	02-01-28		3,075,000	2,895,489
Republic of India	5.220	06-15-25	INR	395,190,000	4,601,882
Republic of India	6.100	07-12-31	INR	166,260,000	1,851,563
Republic of India	7.100	04-18-29	INR	152,690,000	1,810,966
Republic of India	7.260	02-06-33	INR	146,140,000	1,743,331
Republic of India	7.270	04-08-26	INR	69,990,000	837,458
Republic of India	7.380	06-20-27	INR	145,230,000	1,742,102
Indonesia 3.0%					53,733,115
Republic of Indonesia	1.100	03-12-33	EUR	1,191,000	974,118
Republic of Indonesia (A)	2.150	07-18-24	EUR	2,535,000	2,720,012
Republic of Indonesia	3.050	03-12-51		4,315,000	2,944,740
Republic of Indonesia	3.550	03-31-32		2,940,000	2,597,228
Republic of Indonesia	3.850	10-15-30		1,100,000	1,020,083
Republic of Indonesia	5.125	04-15-27	IDR	30,632,000,000	1,889,696
Republic of Indonesia	6.125	05-15-28	IDR	39,359,000,000	2,474,281
Republic of Indonesia	6.375	08-15-28	IDR	137,015,000,000	8,731,635
Republic of Indonesia	6.375	04-15-32	IDR	28,762,000,000	1,809,468
Republic of Indonesia	6.500	06-15-25	IDR	199,988,000,000	12,849,868
Republic of Indonesia	6.625	05-15-33	IDR	39,104,000,000	2,497,957
Republic of Indonesia	7.500	06-15-35	IDR	19,373,000,000	1,316,591
Republic of Indonesia	7.500	05-15-38	IDR	15,237,000,000	1,045,398
Republic of Indonesia	8.125	05-15-24	IDR	33,251,000,000	2,158,177
Republic of Indonesia	8.375	09-15-26	IDR	49,203,000,000	3,299,357
Republic of Indonesia	8.750	05-15-31	IDR	48,811,000,000	3,499,515
Republic of Indonesia	9.000	03-15-29	IDR	26,967,000,000	1,904,991
Ireland 0.3%					5,897,182
Republic of Ireland	0.200	05-15-27	EUR	2,890,000	2,887,958
Republic of Ireland	0.350	10-18-32	EUR	2,025,000	1,778,744
Republic of Ireland	1.100	05-15-29	EUR	1,230,000	1,230,480
Italy 0.2%					3,093,381
Republic of Italy	1.250	02-17-26		3,387,000	3,093,381
Japan 1.4%					25,158,338
Government of Japan	0.005	03-20-27	JPY	645,000,000	4,334,518
Government of Japan	0.100	12-20-23	JPY	3,087,000,000	20,823,820
Malaysia 1.2%					21,047,551
Government of Malaysia	3.733	06-15-28	MYR	11,880,000	2,546,664
Government of Malaysia	3.828	07-05-34	MYR	12,530,000	2,646,895
Government of Malaysia	3.844	04-15-33	MYR	14,961,000	3,182,878
Government of Malaysia	3.882	03-14-25	MYR	9,635,000	2,080,749
Government of Malaysia	3.899	11-16-27	MYR	16,709,000	3,610,096
Government of Malaysia	3.900	11-30-26	MYR	8,610,000	1,862,772
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INCOME FUND	9

	Rate (%)	Maturity date		Par value^	Value
Malaysia (continued)
Government of Malaysia	3.906	07-15-26	MYR	11,410,000	$2,473,174
Government of Malaysia	4.498	04-15-30	MYR	11,900,000	2,644,323
Mexico 1.3%					22,087,419
Government of Mexico	5.000	03-06-25	MXN	79,582,000	4,311,316
Government of Mexico	7.500	05-26-33	MXN	169,850,000	8,675,420
Government of Mexico	7.750	05-29-31	MXN	172,250,000	9,100,683
Netherlands 0.1%					2,450,476
BNG Bank NV	3.300	07-17-28	AUD	3,970,000	2,450,476
New Zealand 1.8%					31,146,412
Government of New Zealand	0.500	05-15-24	NZD	6,650,000	4,004,118
Government of New Zealand	0.500	05-15-26	NZD	5,255,000	2,906,948
Government of New Zealand	2.750	04-15-25	NZD	3,500,000	2,085,403
Government of New Zealand	3.500	04-14-33	NZD	16,280,000	8,983,402
Government of New Zealand	4.250	05-15-34	NZD	4,190,000	2,420,222
New Zealand Local Government Funding Agency	2.250	05-15-31	NZD	535,000	265,309
New Zealand Local Government Funding Agency	2.750	04-15-25	NZD	4,580,000	2,715,135
New Zealand Local Government Funding Agency	3.000	05-15-35	NZD	5,595,000	2,672,444
New Zealand Local Government Funding Agency	3.500	04-14-33	NZD	9,710,000	5,093,431
Norway 1.3%					23,859,742
Kingdom of Norway (A)	1.250	09-17-31	NOK	56,305,000	4,396,535
Kingdom of Norway (A)	1.375	08-19-30	NOK	31,485,000	2,534,920
Kingdom of Norway (A)	1.750	03-13-25	NOK	54,605,000	4,900,534
Kingdom of Norway (A)	1.750	02-17-27	NOK	790,000	68,643
Kingdom of Norway (A)	2.125	05-18-32	NOK	53,915,000	4,465,389
Kingdom of Norway (A)	3.500	10-06-42	NOK	11,817,000	1,118,835
Kommunalbanken AS	2.500	08-03-32	AUD	3,140,000	1,668,870
Kommunalbanken AS	4.250	07-16-25	AUD	3,480,000	2,280,526
Kommunalbanken AS	5.250	07-15-24	AUD	3,660,000	2,425,490
Philippines 1.7%					29,222,628
Republic of the Philippines	0.875	05-17-27	EUR	5,500,000	5,380,654
Republic of the Philippines	2.625	08-12-25	PHP	438,230,000	7,500,216
Republic of the Philippines	3.625	09-09-25	PHP	162,170,000	2,803,400
Republic of the Philippines	6.125	08-22-28	PHP	249,565,000	4,494,159
Republic of the Philippines	6.250	01-14-36	PHP	173,000,000	2,907,937
Republic of the Philippines	6.750	09-15-32	PHP	235,270,000	4,389,919
Republic of the Philippines	8.000	09-30-35	PHP	84,500,000	1,746,343
Qatar 0.1%					2,486,057
State of Qatar (A)	4.817	03-14-49		2,795,000	2,486,057
10	JOHN HANCOCK INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Singapore 0.8%					$13,760,623
Republic of Singapore	2.375	06-01-25	SGD	7,495,000	5,508,865
Republic of Singapore	3.375	09-01-33	SGD	10,675,000	8,251,758
South Korea 1.7%					30,942,012
Republic of Korea	1.375	12-10-29	KRW	2,754,800,000	1,871,643
Republic of Korea	2.125	06-10-27	KRW	5,123,440,000	3,772,433
Republic of Korea	2.375	03-10-27	KRW	18,358,230,000	13,673,426
Republic of Korea	3.125	09-10-27	KRW	4,303,900,000	3,274,479
Republic of Korea	3.250	06-10-33	KRW	6,452,000,000	4,800,913
Republic of Korea	4.250	12-10-32	KRW	4,408,980,000	3,549,118
United Arab Emirates 0.1%					1,251,673
Government of Abu Dhabi (A)	3.875	04-16-50		1,625,000	1,251,673
United Kingdom 1.2%					20,729,611
Government of United Kingdom	0.125	01-31-24	GBP	9,625,000	12,052,530
Government of United Kingdom	0.250	01-31-25	GBP	3,330,000	3,992,161

Government of United Kingdom	4.250	12-07-27	GBP	3,695,000	4,684,920
Corporate bonds 41.0%					$727,139,633
(Cost $812,643,972)
Communication services 4.1%					72,129,978
Diversified telecommunication services 0.1%
Cellnex Telecom SA	1.875	06-26-29	EUR	1,400,000	1,347,414
Entertainment 0.1%
WMG Acquisition Corp. (A)	3.000	02-15-31		1,545,000	1,276,912
Interactive media and services 0.1%
Match Group Holdings II LLC (A)	4.125	08-01-30		2,690,000	2,340,811
Media 2.2%
Charter Communications Operating LLC	2.800	04-01-31		2,985,000	2,427,648
Charter Communications Operating LLC	5.125	07-01-49		7,775,000	6,032,221
Charter Communications Operating LLC	5.750	04-01-48		5,180,000	4,369,753
Charter Communications Operating LLC	6.484	10-23-45		3,205,000	2,974,320
Globo Comunicacao e Participacoes SA (A)	4.875	01-22-30		3,410,000	2,826,714
Globo Comunicacao e Participacoes SA (A)	5.500	01-14-32		2,790,000	2,304,546
LCPR Senior Secured Financing DAC (A)	5.125	07-15-29		3,535,000	2,967,405
News Corp. (A)	3.875	05-15-29		7,145,000	6,320,726
Sirius XM Radio, Inc. (A)	4.125	07-01-30		4,245,000	3,581,719
Virgin Media Secured Finance PLC (A)	4.500	08-15-30		2,250,000	1,930,815
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INCOME FUND	11

	Rate (%)	Maturity date		Par value^	Value
Communication services (continued)
Media (continued)
Virgin Media Secured Finance PLC (A)	5.500	05-15-29		3,229,000	$3,038,663
Wireless telecommunication services 1.6%
Sprint LLC	7.625	02-15-25		1,030,000	1,045,797
T-Mobile USA, Inc.	2.625	02-15-29		1,965,000	1,729,858
T-Mobile USA, Inc.	2.875	02-15-31		1,815,000	1,537,903
T-Mobile USA, Inc.	3.375	04-15-29		2,160,000	1,957,581
T-Mobile USA, Inc.	3.500	04-15-31		4,340,000	3,822,415
T-Mobile USA, Inc.	3.875	04-15-30		5,400,000	4,959,981
Vmed O2 UK Financing I PLC (A)	3.250	01-31-31	EUR	3,235,000	3,012,331
Vmed O2 UK Financing I PLC (A)	4.250	01-31-31		12,285,000	10,324,445
Consumer discretionary 4.9%					86,571,220
Automobiles 1.0%
Ford Motor Company	3.250	02-12-32		4,110,000	3,278,218
Ford Motor Credit Company LLC	2.748	06-14-24	GBP	1,490,000	1,845,761
Ford Motor Credit Company LLC	2.900	02-16-28		1,605,000	1,401,503
Ford Motor Credit Company LLC	3.625	06-17-31		3,608,000	2,997,085
Ford Motor Credit Company LLC	4.000	11-13-30		3,145,000	2,703,556
Ford Motor Credit Company LLC	4.125	08-17-27		740,000	683,849
Ford Motor Credit Company LLC	4.542	08-01-26		2,085,000	1,983,265
Ford Motor Credit Company LLC	4.950	05-28-27		3,315,000	3,162,348
Diversified consumer services 0.7%
Duke University	3.299	10-01-46		3,833,000	2,801,210
Massachusetts Institute of Technology	2.989	07-01-50		2,290,000	1,571,633
President and Fellows of Harvard College	3.300	07-15-56		3,515,000	2,472,476
The Washington University	3.524	04-15-54		7,585,000	5,581,329
Hotels, restaurants and leisure 3.2%
Carnival Corp. (A)	5.750	03-01-27		6,435,000	6,116,950
Hilton Domestic Operating Company, Inc. (A)	3.625	02-15-32		4,190,000	3,518,946
Hilton Domestic Operating Company, Inc.	4.875	01-15-30		1,300,000	1,223,568
Hyatt Hotels Corp.	5.750	04-23-30		3,416,000	3,440,017
MGM Resorts International	4.750	10-15-28		470,000	434,776
New Red Finance, Inc. (A)	3.500	02-15-29		4,854,000	4,322,831
New Red Finance, Inc. (A)	3.875	01-15-28		1,833,000	1,687,155
New Red Finance, Inc. (A)	4.000	10-15-30		11,984,000	10,331,197
Royal Caribbean Cruises, Ltd. (A)	5.500	04-01-28		4,750,000	4,537,764
Travel + Leisure Company (A)	4.500	12-01-29		4,124,000	3,551,383
Travel + Leisure Company (A)	6.625	07-31-26		1,723,000	1,722,251
Yum! Brands, Inc.	3.625	03-15-31		8,470,000	7,274,904
12	JOHN HANCOCK INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Consumer discretionary (continued)
Hotels, restaurants and leisure (continued)
Yum! Brands, Inc.	4.625	01-31-32		4,030,000	$3,623,858
Yum! Brands, Inc. (A)	4.750	01-15-30		4,630,000	4,303,387
Consumer staples 2.5%					44,473,191
Beverages 0.2%
Becle SAB de CV (A)	2.500	10-14-31		3,855,000	2,981,399
Food products 2.3%
Darling Ingredients, Inc. (A)	6.000	06-15-30		2,820,000	2,722,669
JBS USA LUX SA	3.625	01-15-32		4,140,000	3,387,783
JBS USA LUX SA	5.750	04-01-33		3,010,000	2,842,428
Kraft Heinz Foods Company	4.375	06-01-46		4,880,000	3,983,870
Kraft Heinz Foods Company	6.875	01-26-39		3,480,000	3,807,870
Kraft Heinz Foods Company (A)	7.125	08-01-39		3,060,000	3,387,773
MARB BondCo PLC (A)	3.950	01-29-31		6,410,000	4,948,969
NBM US Holdings, Inc. (A)	7.000	05-14-26		3,158,000	3,131,945
Post Holdings, Inc. (A)	4.500	09-15-31		1,210,000	1,053,456
Post Holdings, Inc. (A)	4.625	04-15-30		4,235,000	3,783,536
Post Holdings, Inc. (A)	5.500	12-15-29		1,050,000	987,034
Post Holdings, Inc. (A)	5.625	01-15-28		6,520,000	6,343,891
Personal care products 0.0%
Natura & Company Luxembourg Holdings Sarl (A)	6.000	04-19-29		461,000	432,086
Natura Cosmeticos SA (A)(C)	4.125	05-03-28		761,000	678,482
Energy 6.7%					119,716,323
Oil, gas and consumable fuels 6.7%
Aker BP ASA (A)	3.750	01-15-30		3,615,000	3,213,609
Antero Resources Corp. (A)	5.375	03-01-30		3,725,000	3,488,911
Cenovus Energy, Inc.	3.500	02-07-28	CAD	2,280,000	1,582,919
Cenovus Energy, Inc.	5.250	06-15-37		333,000	302,619
Cenovus Energy, Inc.	5.400	06-15-47		2,071,000	1,850,342
Cenovus Energy, Inc.	6.750	11-15-39		8,785,000	9,098,560
Cheniere Energy Partners LP	4.000	03-01-31		7,610,000	6,712,841
Columbia Pipelines Operating Company LLC (A)	6.036	11-15-33		1,135,000	1,145,296
Continental Resources, Inc. (A)	2.875	04-01-32		6,869,000	5,380,464
Continental Resources, Inc. (A)	5.750	01-15-31		6,796,000	6,595,586
Ecopetrol SA	4.625	11-02-31		2,125,000	1,703,721
Ecopetrol SA	5.375	06-26-26		1,115,000	1,077,201
Ecopetrol SA	5.875	05-28-45		1,130,000	805,072
Ecopetrol SA	6.875	04-29-30		2,250,000	2,143,493
Enbridge, Inc.	3.125	11-15-29		4,410,000	3,916,002
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INCOME FUND	13

	Rate (%)	Maturity date		Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Enbridge, Inc. (8.500% to 1-15-34, then 5 Year CMT + 4.431% to 1-15-54, then 5 Year CMT + 5.181%)	8.500	01-15-84		4,285,000	$4,298,609
Enterprise Products Operating LLC	3.125	07-31-29		4,165,000	3,768,606
EQT Corp. (A)	3.625	05-15-31		7,640,000	6,622,963
EQT Corp.	3.900	10-01-27		1,464,000	1,379,941
Kinder Morgan, Inc.	5.300	12-01-34		2,695,000	2,547,693
MC Brazil Downstream Trading SARL (A)	7.250	06-30-31		4,415,770	3,367,599
Medco Bell Pte, Ltd. (A)	6.375	01-30-27		760,000	714,115
Medco Oak Tree Pte, Ltd. (A)	7.375	05-14-26		1,748,000	1,727,898
Occidental Petroleum Corp.	3.200	08-15-26		698,000	652,770
Occidental Petroleum Corp.	3.400	04-15-26		3,255,000	3,072,622
Occidental Petroleum Corp.	6.125	01-01-31		3,520,000	3,554,637
Occidental Petroleum Corp.	6.625	09-01-30		4,275,000	4,422,659
Occidental Petroleum Corp.	7.500	05-01-31		1,545,000	1,682,065
Ovintiv, Inc.	6.500	08-15-34		3,015,000	3,065,327
Ovintiv, Inc.	6.500	02-01-38		2,670,000	2,623,593
Pertamina Persero PT (A)	3.100	01-21-30		1,000,000	876,072
Pertamina Persero PT (A)	3.650	07-30-29		1,085,000	996,266
Petrorio Luxembourg Trading Sarl (A)	6.125	06-09-26		2,400,000	2,334,844
QatarEnergy (A)	2.250	07-12-31		1,775,000	1,452,536
QatarEnergy (A)	3.300	07-12-51		1,405,000	936,390
Southwestern Energy Company	5.700	01-23-25		75,000	74,807
Targa Resources Partners LP	4.000	01-15-32		2,375,000	2,064,231
The Williams Companies, Inc.	3.500	11-15-30		6,945,000	6,166,452
TransCanada PipeLines, Ltd.	4.100	04-15-30		6,900,000	6,355,727
Transcontinental Gas Pipe Line Company LLC	3.250	05-15-30		585,000	516,302
Var Energi ASA (A)	7.500	01-15-28		2,570,000	2,651,777
Western Midstream Operating LP	4.050	02-01-30		3,060,000	2,773,186
Financials 6.4%					112,641,800
Banks 4.3%
Asian Development Bank	3.400	09-10-27	AUD	3,215,000	2,028,534
Asian Development Bank	3.500	05-30-24	NZD	3,050,000	1,858,066
Asian Development Bank	3.750	08-18-25	NZD	3,120,000	1,868,783
Bank of Montreal (7.325% to 11-26-27, then 5 Year Canada Government Bond Yield + 4.098%)	7.325	11-26-82	CAD	6,050,000	4,332,174
European Investment Bank	0.250	01-20-32	EUR	5,395,000	4,731,374
14	JOHN HANCOCK INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Financials (continued)
Banks (continued)
Inter-American Development Bank	2.700	01-29-26	AUD	2,852,000	$1,809,870
Inter-American Development Bank	2.750	10-30-25	AUD	2,380,000	1,518,535
Inter-American Development Bank	4.600	03-01-29	CAD	3,095,000	2,345,946
International Bank for Reconstruction & Development	1.250	03-16-26	NOK	14,270,000	1,240,124
International Bank for Reconstruction & Development	1.800	01-19-27	CAD	3,150,000	2,163,436
International Bank for Reconstruction & Development	1.900	01-16-25	CAD	2,530,000	1,804,738
International Bank for Reconstruction & Development	2.500	01-24-24	NZD	3,951,000	2,422,618
International Bank for Reconstruction & Development	4.250	07-29-27	NZD	5,182,000	3,096,637
International Bank for Reconstruction & Development	4.250	09-18-30	CAD	2,415,000	1,801,101
International Bank for Reconstruction & Development	5.000	06-22-26	NZD	9,360,000	5,738,216
International Bank for Reconstruction & Development	6.750	02-04-24	BRL	3,200,000	645,260
International Development Association	1.750	02-17-27	NOK	13,510,000	1,165,211
International Finance Corp.	0.500	10-08-25	NOK	53,250,000	4,597,471
KfW	2.875	02-17-27	NOK	11,230,000	1,007,033
Nordea Eiendomskreditt AS (3 month NIBOR + 0.340%) (B)	5.070	06-19-24	NOK	22,000,000	2,034,033
Nordic Investment Bank	1.875	04-10-24	NOK	14,710,000	1,345,833
Nordic Investment Bank	3.000	08-23-27	NOK	25,590,000	2,298,719
Nordic Investment Bank	4.000	11-04-26	NOK	13,000,000	1,202,617
Nykredit Realkredit A/S	1.000	07-01-25	DKK	13,680,000	1,924,319
QNB Finance, Ltd.	3.500	03-28-24		1,285,000	1,273,756
Realkredit Danmark A/S	1.000	01-01-26	DKK	20,470,000	2,854,024
Royal Bank of Canada (4.200% to 2-24-27, then 5 Year Canada Government Bond Yield + 2.710%) (D)	4.200	02-24-27	CAD	3,040,000	1,622,685
The Asian Infrastructure Investment Bank	0.200	12-15-25	GBP	2,385,000	2,735,266
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INCOME FUND	15

	Rate (%)	Maturity date		Par value^	Value
Financials (continued)
Banks (continued)
The Bank of Nova Scotia (8.625% to 10-27-27, then 5 Year CMT + 4.389%)	8.625	10-27-82		4,375,000	$4,396,280
The Toronto-Dominion Bank (8.125% to 10-31-27, then 5 Year CMT + 4.075%)	8.125	10-31-82		4,375,000	4,399,183
U.S. Bancorp (C)	1.375	07-22-30		890,000	682,089
U.S. Bancorp (3.700% to 1-15-27, then 5 Year CMT + 2.541%) (D)	3.700	01-15-27		3,300,000	2,508,693
Capital markets 0.9%
MSCI, Inc. (A)	3.250	08-15-33		1,875,000	1,498,315
MSCI, Inc. (A)	3.625	09-01-30		5,800,000	5,046,662
MSCI, Inc. (A)	3.625	11-01-31		3,952,000	3,364,249
MSCI, Inc. (A)	3.875	02-15-31		4,820,000	4,206,262
The Goldman Sachs Group, Inc.	0.250	01-26-28	EUR	670,000	631,302
The Goldman Sachs Group, Inc.	2.000	11-01-28	EUR	1,688,000	1,703,228
Financial services 0.7%
Berkshire Hathaway Finance Corp.	2.375	06-19-39	GBP	2,250,000	1,962,920
Berkshire Hathaway Finance Corp.	4.200	08-15-48		2,315,000	1,988,678
Berkshire Hathaway, Inc., Zero Coupon	0.000	03-12-25	EUR	3,780,000	3,927,084
Fidelity National Information Services, Inc.	1.500	05-21-27	EUR	2,980,000	2,996,728
Fiserv, Inc.	1.125	07-01-27	EUR	1,100,000	1,095,706
Insurance 0.5%
American International Group, Inc. (8.175% to 5-15-38, then 3 month LIBOR + 4.195%)	8.175	05-15-58		7,990,000	8,768,042
Health care 3.1%					55,626,389
Health care equipment and supplies 0.2%
Boston Scientific Corp.	0.625	12-01-27	EUR	4,250,000	4,134,122
Health care providers and services 2.6%
Centene Corp.	2.500	03-01-31		4,160,000	3,320,304
Centene Corp.	3.000	10-15-30		7,545,000	6,295,473
Centene Corp.	3.375	02-15-30		7,055,000	6,101,290
Centene Corp.	4.625	12-15-29		1,170,000	1,086,618
HCA, Inc.	3.500	09-01-30		15,045,000	13,227,674
HCA, Inc.	4.125	06-15-29		9,735,000	9,029,334
HCA, Inc.	5.500	06-01-33		3,515,000	3,456,146
Rede D’or Finance Sarl (A)	4.500	01-22-30		1,336,000	1,155,416
Rede D’or Finance Sarl (A)	4.950	01-17-28		2,126,000	1,965,704
16	JOHN HANCOCK INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Health care (continued)
Life sciences tools and services 0.3%
Thermo Fisher Scientific, Inc.	0.500	03-01-28	EUR	2,130,000	$2,050,383
Thermo Fisher Scientific, Inc.	1.400	01-23-26	EUR	2,566,000	2,664,932
Pharmaceuticals 0.0%
Allergan Funding SCS	2.625	11-15-28	EUR	1,145,000	1,138,993
Industrials 4.9%					87,230,877
Aerospace and defense 1.2%
Airbus SE	1.625	06-09-30	EUR	1,135,000	1,104,148
DAE Funding LLC (A)	3.375	03-20-28		2,895,000	2,605,662
The Boeing Company	5.150	05-01-30		8,915,000	8,832,754
The Boeing Company	5.805	05-01-50		1,445,000	1,409,327
TransDigm, Inc. (A)	7.125	12-01-31		7,763,000	7,896,058
Building products 0.1%
Johnson Controls International PLC	0.375	09-15-27	EUR	1,080,000	1,039,072
Construction and engineering 0.3%
AECOM	5.125	03-15-27		5,058,000	4,917,452
Ground transportation 0.4%
Indian Railway Finance Corp., Ltd. (A)	3.249	02-13-30		2,545,000	2,211,985
The Hertz Corp. (A)	5.000	12-01-29		3,955,000	3,035,534
Uber Technologies, Inc. (A)	8.000	11-01-26		2,400,000	2,439,535
Passenger airlines 2.1%
American Airlines, Inc. (A)	5.500	04-20-26		3,716,667	3,658,902
American Airlines, Inc. (A)	5.750	04-20-29		3,075,000	2,945,971
Delta Air Lines 2020-1 Class A Pass Through Trust	2.500	06-10-28		1,512,516	1,316,716
Delta Air Lines, Inc.	2.900	10-28-24		3,380,000	3,272,848
Delta Air Lines, Inc. (C)	4.375	04-19-28		4,580,000	4,368,519
Delta Air Lines, Inc. (A)	4.750	10-20-28		17,173,000	16,489,426
Delta Air Lines, Inc.	7.375	01-15-26		2,535,000	2,596,068
United Airlines, Inc. (A)	4.625	04-15-29		2,940,000	2,624,566
Trading companies and distributors 0.8%
United Rentals North America, Inc.	3.875	02-15-31		6,395,000	5,570,237
United Rentals North America, Inc.	4.000	07-15-30		2,620,000	2,334,572
United Rentals North America, Inc.	4.875	01-15-28		5,175,000	4,977,260
United Rentals North America, Inc.	5.500	05-15-27		1,608,000	1,584,265
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INCOME FUND	17

	Rate (%)	Maturity date		Par value^	Value
Information technology 0.8%					$14,771,143
IT services 0.3%
Gartner, Inc. (A)	3.750	10-01-30		6,885,000	6,011,370
Technology hardware, storage and peripherals 0.5%
Apple, Inc., Zero Coupon	0.000	11-15-25	EUR	2,350,000	2,404,252
CDW LLC	4.250	04-01-28		2,675,000	2,517,710
Dell International LLC	8.350	07-15-46		3,112,000	3,837,811
Materials 3.0%					53,238,414
Chemicals 0.3%
Braskem Netherlands Finance BV (A)	4.500	01-31-30		2,328,000	1,915,455
Braskem Netherlands Finance BV (A)	5.875	01-31-50		990,000	730,921
FS Luxembourg Sarl (A)	10.000	12-15-25		1,988,000	2,030,698
Construction materials 0.2%
Cemex SAB de CV (A)	3.875	07-11-31		5,330,000	4,515,915
Containers and packaging 1.4%
Ardagh Metal Packaging Finance USA LLC (A)	3.000	09-01-29	EUR	1,495,000	1,253,500
Ardagh Metal Packaging Finance USA LLC (A)	3.250	09-01-28		4,345,000	3,737,050
Avery Dennison Corp.	1.250	03-03-25	EUR	2,100,000	2,204,921
Ball Corp.	2.875	08-15-30		9,750,000	8,077,305
Ball Corp.	6.875	03-15-28		5,495,000	5,612,873
Berry Global, Inc. (A)	5.625	07-15-27		3,790,000	3,705,146
Metals and mining 1.1%
Cleveland-Cliffs, Inc. (A)	4.875	03-01-31		2,153,000	1,850,682
Cleveland-Cliffs, Inc. (A)	6.750	04-15-30		2,207,000	2,147,034
CSN Islands XI Corp. (A)	6.750	01-28-28		4,110,000	3,892,477
Freeport-McMoRan, Inc.	4.125	03-01-28		635,000	595,008
Freeport-McMoRan, Inc.	4.625	08-01-30		2,050,000	1,904,584
Freeport-McMoRan, Inc.	5.400	11-14-34		2,425,000	2,299,856
Freeport-McMoRan, Inc.	5.450	03-15-43		7,540,000	6,764,989
Real estate 1.7%					29,332,975
Hotel and resort REITs 0.1%
Host Hotels & Resorts LP	3.375	12-15-29		970,000	832,642
Host Hotels & Resorts LP	3.500	09-15-30		975,000	831,266
Specialized REITs 1.6%
American Tower Corp.	0.500	01-15-28	EUR	2,035,000	1,923,890
American Tower Corp.	1.950	05-22-26	EUR	1,450,000	1,500,791
American Tower Trust I (A)	5.490	03-15-28		3,605,000	3,609,001
SBA Communications Corp.	3.125	02-01-29		4,325,000	3,766,364
SBA Communications Corp.	3.875	02-15-27		9,835,000	9,258,116
18	JOHN HANCOCK INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Real estate (continued)
Specialized REITs (continued)
VICI Properties LP (A)	4.125	08-15-30		3,450,000	$3,006,227
VICI Properties LP (A)	4.625	12-01-29		1,395,000	1,262,471
VICI Properties LP	5.125	05-15-32		3,630,000	3,342,207
Utilities 2.9%					51,407,323
Electric utilities 2.0%
Brazos Securitization LLC (A)	5.014	09-01-31		3,251,451	3,163,787
EDP Finance BV	0.375	09-16-26	EUR	545,000	543,314
Emera, Inc. (6.750% to 6-15-26, then 3 month LIBOR + 5.440% to 6-15-46, then 3 month LIBOR + 6.190%)	6.750	06-15-76		6,065,000	5,864,996
FirstEnergy Corp.	2.250	09-01-30		3,545,000	2,883,806
FirstEnergy Corp. (C)	2.650	03-01-30		5,100,000	4,314,038
FirstEnergy Corp.	4.150	07-15-27		4,060,000	3,862,346
FirstEnergy Corp.	7.375	11-15-31		5,965,000	6,937,569
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara (A)	4.125	05-15-27		1,414,000	1,357,440
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara (A)	5.450	05-21-28		3,805,000	3,785,174
Rayburn Country Securitization LLC (A)	3.354	12-01-49		2,410,000	1,651,330
United Electric Securitization LLC (A)	5.109	06-01-31		830,000	814,221
Independent power and renewable electricity producers 0.8%
DPL, Inc.	4.125	07-01-25		5,515,000	5,321,975
Greenko Dutch BV (A)	3.850	03-29-26		2,645,500	2,407,405
Greenko Solar Mauritius, Ltd. (A)	5.550	01-29-25		1,660,000	1,614,350
Greenko Wind Projects Mauritius, Ltd. (A)	5.500	04-06-25		3,690,000	3,555,552
The AES Corp. (A)	3.950	07-15-30		725,000	644,670
Multi-utilities 0.1%
E.ON SE	0.375	09-29-27	EUR	1,360,000	1,322,692

Engie SA	0.375	06-21-27	EUR	1,400,000	1,362,658
Convertible bonds 2.1%					$36,767,212
(Cost $42,655,922)
Communication services 0.4%					7,324,857
Media 0.4%
Liberty Broadband Corp. (A)	3.125	03-31-53		4,780,000	4,777,132
Liberty Media Corp. (A)	2.375	09-30-53		2,525,000	2,547,725
Consumer discretionary 0.5%					8,593,403
Hotels, restaurants and leisure 0.3%
Carnival Corp.	5.750	12-01-27		2,475,000	3,486,038
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INCOME FUND	19

	Rate (%)	Maturity date	Par value^	Value
Consumer discretionary (continued)
Hotels, restaurants and leisure (continued)
Marriott Vacations Worldwide Corp. (A)	3.250	12-15-27	2,485,000	$2,050,125
Specialty retail 0.2%
Burlington Stores, Inc. (A)	1.250	12-15-27	2,920,000	3,057,240
Industrials 1.0%				16,769,285
Ground transportation 0.3%
Uber Technologies, Inc. (A)	0.875	12-01-28	4,255,000	4,399,558
Passenger airlines 0.7%
Air Canada	4.000	07-01-25	1,900,000	2,057,261
American Airlines Group, Inc.	6.500	07-01-25	5,855,000	6,188,735
Southwest Airlines Company	1.250	05-01-25	4,210,000	4,123,731
Utilities 0.2%				4,079,667
Multi-utilities 0.1%
CenterPoint Energy, Inc. (A)	4.250	08-15-26	2,125,000	2,107,587
Water utilities 0.1%

American Water Capital Corp. (A)	3.625	06-15-26	1,980,000	1,972,080
Municipal bonds 1.8%				$31,956,199
(Cost $33,342,216)
City of Jacksonville (Florida)	2.050	10-01-31	2,395,000	1,911,769
City of San Antonio (Texas)	5.718	02-01-41	1,185,000	1,199,941
Commonwealth of Massachusetts	2.900	09-01-49	2,430,000	1,644,659
Louisiana Local Government Environmental Facilities & Community Development Authority	5.198	12-01-39	3,580,000	3,534,372
Massachusetts Educational Financing Authority	5.950	07-01-44	4,240,000	4,161,999
Massachusetts Water Resources Authority	3.224	08-01-44	5,365,000	3,913,709
South Carolina Public Service Authority	5.740	01-01-30	1,215,000	1,232,902
State Board of Administration Finance Corp. (Florida)	1.705	07-01-27	2,282,000	2,027,701
State Board of Administration Finance Corp. (Florida)	2.154	07-01-30	1,646,000	1,356,708
State of Minnesota	2.625	06-01-37	3,630,000	2,742,045
University of Virginia	2.256	09-01-50	9,530,000	5,516,087

University of Washington	2.618	04-01-42	3,965,000	2,714,307
20	JOHN HANCOCK INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value

Term loans (E) 0.6%				$11,084,587
(Cost $11,232,402)
Industrials 0.6%				11,084,587
Passenger airlines 0.6%
AAdvantage Loyalty IP, Ltd., 2021 Term Loan (3 month CME Term SOFR + 4.750%)	10.427	04-20-28	2,632,500	2,668,697
Mileage Plus Holdings LLC, 2020 Term Loan B (3 month CME Term SOFR + 5.250%)	10.798	06-21-27	3,645,000	3,752,965

United Airlines, Inc., 2021 Term Loan B (1 month CME Term SOFR + 3.750%)	9.207	04-21-28	4,668,247	4,662,925
Collateralized mortgage obligations 6.0%				$106,659,929
(Cost $108,087,155)
Commercial and residential 4.2%				74,430,154
Arroyo Mortgage Trust
Series 2019-1, Class A1 (A)(F)	3.805	01-25-49	944,028	865,398
BAMLL Commercial Mortgage Securities Trust
Series 2018-DSNY, Class A (1 month CME Term SOFR + 1.147%) (A)(B)	6.470	09-15-34	4,895,000	4,872,036
BOCA Commercial Mortgage Trust
Series 2022-BOCA, Class A (1 month CME Term SOFR + 1.770%) (A)(B)	7.093	05-15-39	2,300,000	2,280,821
BX Commercial Mortgage Trust
Series 2019-XL, Class A (1 month CME Term SOFR + 1.034%) (A)(B)	6.357	10-15-36	4,011,577	4,001,391
Series 2021-CIP, Class A (1 month CME Term SOFR + 1.035%) (A)(B)	6.358	12-15-38	2,270,000	2,207,326
Series 2021-VOLT, Class A (1 month CME Term SOFR + 0.814%) (A)(B)	6.137	09-15-36	1,665,000	1,614,830
BX Trust
Series 2022-CLS, Class A (A)	5.760	10-13-27	2,920,000	2,864,945
Series 2022-GPA, Class A (1 month CME Term SOFR + 2.165%) (A)(B)	7.488	08-15-39	3,935,000	3,938,697
Series 2022-GPA, Class B (1 month CME Term SOFR + 2.664%) (A)(B)	7.987	08-15-41	2,360,000	2,362,217
CAMB Commercial Mortgage Trust
Series 2019-LIFE, Class A (1 month CME Term SOFR + 1.117%) (A)(B)	6.440	12-15-37	2,141,400	2,129,303
Century Plaza Towers
Series 2019-CPT, Class A (A)	2.865	11-13-39	5,760,000	4,677,063
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INCOME FUND	21

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Citigroup Commercial Mortgage Trust
Series 2023-SMRT, Class A (A)(F)	6.015	10-12-40	2,345,000	$2,324,980
COLT Mortgage Loan Trust
Series 2022-5, Class A1 (A)(F)	4.550	04-25-67	1,580,485	1,500,110
Credit Suisse Mortgage Capital Certificates
Series 2019-ICE4, Class A (1 month CME Term SOFR + 1.027%) (A)(B)	6.350	05-15-36	3,730,718	3,722,307
Series 2019-NQM1, Class A1 (A)	3.656	10-25-59	239,255	229,092
DBCG Mortgage Trust
Series 2017-BBG, Class A (Prime rate + 0.000%) (A)(B)	8.500	06-15-34	3,585,000	3,584,992
GCAT Trust
Series 2022-NQM4, Class A1 (5.269% to 8-1-26, then 6.269% thereafter) (A)	5.269	08-25-67	1,800,974	1,752,141
HarborView Mortgage Loan Trust
Series 2007-3, Class ES IO (A)	0.350	05-19-47	9,403,812	97,897
Series 2007-4, Class ES IO	0.350	07-19-47	9,613,221	126,086
Series 2007-6, Class ES IO (A)	0.343	08-19-37	9,915,456	122,938
InTown Mortgage Trust
Series 2022-STAY, Class A (1 month CME Term SOFR + 2.489%) (A)(B)	7.812	08-15-39	3,215,000	3,221,043
Series 2022-STAY, Class C (1 month CME Term SOFR + 3.685%) (A)(B)	9.008	08-15-39	980,000	979,384
Life Mortgage Trust
Series 2022-BMR2, Class A1 (1 month CME Term SOFR + 1.295%) (A)(B)	6.618	05-15-39	4,805,000	4,705,498
Series 2022-BMR2, Class B (1 month CME Term SOFR + 1.794%) (A)(B)	7.117	05-15-39	5,255,000	5,090,224
Series 2022-BMR2, Class C (1 month CME Term SOFR + 2.093%) (A)(B)	7.416	05-15-39	2,425,000	2,345,922
New Residential Mortgage Loan Trust
Series 2017-5A, Class A1 (1 month CME Term SOFR + 1.614%) (A)(B)	6.957	06-25-57	370,476	367,603
SCOTT Trust
Series 2023-SFS, Class A (A)	5.910	03-15-40	4,550,000	4,476,674
Towd Point Mortgage Trust
Series 2017-2, Class A1 (A)(F)	2.750	04-25-57	10,483	10,438
Series 2017-3, Class A1 (A)(F)	2.750	07-25-57	222,742	218,000
Verus Securitization Trust
22	JOHN HANCOCK INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Series 2022-4, Class A1 (4.474% to 4-1-26, then 5.474% thereafter) (A)	4.474	04-25-67	4,514,657	$4,299,744
Series 2022-8, Class A2 (6.127% to 10-1-26, then 7.127% thereafter) (A)	6.127	09-25-67	1,093,575	1,078,917
Series 2022-INV1, Class A1 (5.041% to 8-1-26, then 6.041% thereafter) (A)	5.041	08-25-67	2,420,162	2,362,137
U.S. Government Agency 1.8%				32,229,775
Federal Home Loan Mortgage Corp.
Series 2022-DNA3, Class M1A (30 day Average SOFR + 2.000%) (A)(B)	7.328	04-25-42	3,190,079	3,223,681
Series 2022-DNA4, Class M1A (30 day Average SOFR + 2.200%) (A)(B)	7.528	05-25-42	3,073,800	3,112,125
Series 2022-DNA4, Class M1B (30 day Average SOFR + 3.350%) (A)(B)	8.678	05-25-42	3,635,000	3,767,896
Series 2022-DNA7, Class M1A (30 day Average SOFR + 2.500%) (A)(B)	7.828	03-25-52	2,362,529	2,394,917
Series 2022-HQA1, Class M1B (30 day Average SOFR + 3.500%) (A)(B)	8.828	03-25-42	365,000	377,662
Series 2022-HQA2, Class M1B (30 day Average SOFR + 4.000%) (A)(B)	9.328	07-25-42	1,550,000	1,621,969
Federal National Mortgage Association
Series 2022-R01, Class 1M1 (30 day Average SOFR + 1.000%) (A)(B)	6.328	12-25-41	930,273	925,769
Series 2022-R03, Class 1M1 (30 day Average SOFR + 2.100%) (A)(B)	7.428	03-25-42	399,287	403,086
Series 2022-R04, Class 1M1 (30 day Average SOFR + 2.000%) (A)(B)	7.328	03-25-42	1,116,790	1,125,145
Series 2022-R05, Class 2M1 (30 day Average SOFR + 1.900%) (A)(B)	7.228	04-25-42	1,890,407	1,899,032
Series 2022-R06, Class 1M1 (30 day Average SOFR + 2.750%) (A)(B)	8.078	05-25-42	1,505,575	1,542,430
Series 2022-R07, Class 1M1 (30 day Average SOFR + 2.950%) (A)(B)	8.279	06-25-42	2,539,101	2,607,685
Series 2022-R09, Class 2M1 (30 day Average SOFR + 2.500%) (A)(B)	7.829	09-25-42	2,942,372	2,984,665
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INCOME FUND	23

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
Series 2023-R01, Class 1M1 (30 day Average SOFR + 2.400%) (A)(B)	7.729	12-25-42	2,241,172	$2,278,947
Series 2023-R03, Class 2M1 (30 day Average SOFR + 2.500%) (A)(B)	7.828	04-25-43	1,906,413	1,932,936

Series 2023-R06, Class 1M1 (30 day Average SOFR + 1.700%) (A)(B)	7.028	07-25-43	2,028,033	2,031,830
Asset backed securities 1.7%				$29,246,724
(Cost $29,895,579)
Asset backed securities 1.7%				29,246,724
DataBank Issuer
Series 2023-1A, Class A2 (A)	5.116	02-25-53	2,530,000	2,332,077
DB Master Finance LLC
Series 2017-1A, Class A2II (A)	4.030	11-20-47	1,856,725	1,714,036
Series 2019-1A, Class A2II (A)	4.021	05-20-49	1,742,650	1,651,434
Domino’s Pizza Master Issuer LLC
Series 2015-1A, Class A2II (A)	4.474	10-25-45	3,594,450	3,475,071
FirstKey Homes Trust
Series 2020-SFR2, Class A (A)	1.266	10-19-37	1,505,831	1,377,659
Series 2022-SFR3, Class A (A)	4.250	07-17-38	2,232,883	2,131,145
MVW LLC
Series 2022-2A, Class A (A)	6.110	10-21-41	3,343,472	3,384,483
MVW Owner Trust
Series 2018-1A, Class A (A)	3.450	01-21-36	348,849	342,310
OCCU Auto Receivables Trust
Series 2022-1A, Class A2 (A)	5.420	03-15-26	2,381,772	2,377,184
Taco Bell Funding LLC
Series 2016-1A, Class A23 (A)	4.970	05-25-46	2,531,250	2,461,881
Texas Natural Gas Securitization Finance Corp.
Series 2023-1, Class A2	5.169	04-01-41	4,580,000	4,507,652
T-Mobile US Trust
Series 2022-1A, Class A (A)	4.910	05-22-28	3,520,000	3,491,792

	Shares	Value
Preferred securities 0.9%		$16,581,741
(Cost $21,821,772)
Financials 0.2%		2,973,187
Banks 0.2%
U.S. Bancorp, 5.500%	135,700	2,973,187
Utilities 0.7%		13,608,554
Electric utilities 0.5%
NextEra Energy, Inc., 6.926% (C)	255,000	9,445,200
24	JOHN HANCOCK INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Utilities (continued)
Independent power and renewable electricity producers 0.2%
The AES Corp., 6.875%	61,100	$4,163,354

	Yield (%)	Shares	Value
Short-term investments 2.8%			$50,192,985
(Cost $50,186,497)
Short-term funds 2.8%			50,192,985
John Hancock Collateral Trust (G)	5.4088(H)	5,019,248	50,192,985

Total investments (Cost $1,930,019,732) 99.5%	$1,764,620,859
Other assets and liabilities, net 0.5%	8,059,707
Total net assets 100.0%	$1,772,680,566

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Currency Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CNY	Chinese Yuan Renminbi
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
SGD	Singapore Dollar
Security Abbreviations and Legend
CME	Chicago Mercantile Exchange
CMT	Constant Maturity Treasury
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
LIBOR	London Interbank Offered Rate
NIBOR	Norwegian Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INCOME FUND	25

(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $474,312,029 or 26.8% of the fund’s net assets as of 11-30-23.
(B)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(C)	All or a portion of this security is on loan as of 11-30-23.
(D)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(E)	Term loans are variable rate obligations. The rate shown represents the rate at period end.
(F)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(G)	Investment is an affiliate of the fund, the advisor and/or subadvisor. A portion of this security represents the investment of cash collateral received for securities lending. Market value of this investment amounted to $13,561,371.
(H)	The rate shown is the annualized seven-day yield as of 11-30-23.
26	JOHN HANCOCK INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
10-Year U.S. Treasury Note Futures	490	Short	Mar 2024	$(53,302,175)	$(53,800,469)	$(498,294)
2-Year U.S. Treasury Note Futures	40	Short	Mar 2024	(8,158,381)	(8,178,438)	(20,057)
U.S. Treasury Long Bond Futures	192	Short	Mar 2024	(22,057,707)	(22,356,000)	(298,293)
						$(816,644)
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
AUD	33,664,401	NZD	36,044,515	ANZ	1/17/2024	$74,897	—
AUD	13,261,734	NZD	14,196,235	HUS	1/17/2024	31,426	—
AUD	9,996,902	USD	6,437,629	BARC	1/17/2024	177,140	—
AUD	23,992,565	USD	15,402,112	MSCS	1/17/2024	473,334	—
CAD	8,276,709	USD	5,979,417	BARC	1/17/2024	124,682	—
CAD	27,417,081	USD	20,073,015	CITI	1/17/2024	147,167	—
CAD	8,274,696	USD	5,979,417	HUS	1/17/2024	123,198	—
CAD	44,066,937	USD	32,079,236	JPM	1/17/2024	420,267	—
CAD	34,473,885	USD	25,216,231	MSCS	1/17/2024	208,366	—
CAD	10,900,589	USD	7,964,541	RBC	1/17/2024	74,677	—
CAD	28,826,124	USD	21,008,572	SSB	1/17/2024	250,783	—
CAD	19,382,467	USD	14,038,640	UBS	1/17/2024	255,989	—
EUR	21,701,298	NOK	254,522,642	BARC	1/17/2024	114,764	—
EUR	8,392,579	NOK	99,185,176	CITI	1/17/2024	—	$(25,322)
EUR	18,344,729	NOK	213,245,795	GSI	1/17/2024	273,723	—
EUR	11,233,716	NOK	129,113,839	JPM	1/17/2024	303,747	—
EUR	5,100,335	NOK	58,791,908	MSCS	1/17/2024	122,025	—
EUR	8,087,506	NOK	91,200,376	RBC	1/17/2024	380,880	—
EUR	11,042,428	NOK	131,280,663	UBS	1/17/2024	—	(105,412)
EUR	7,895,314	USD	8,625,737	BARC	1/17/2024	—	(14,533)
EUR	21,020,256	USD	22,828,740	CIBC	1/17/2024	97,480	—
EUR	2,804,389	USD	3,027,958	CITI	1/17/2024	30,713	—
EUR	39,749,440	USD	42,364,090	JPM	1/17/2024	989,539	—
EUR	15,899,192	USD	16,799,293	UBS	1/17/2024	541,523	—
JPY	915,039,669	USD	6,182,617	GSI	1/17/2024	33,478	—
JPY	898,565,371	USD	6,097,686	MSCS	1/17/2024	6,495	—
JPY	896,804,969	USD	6,097,686	UBS	1/17/2024	—	(5,464)
MXN	35,529,717	USD	2,019,985	BARC	1/17/2024	11,245	—
MXN	45,705,646	USD	2,524,275	HUS	1/17/2024	88,711	—
MXN	46,597,073	USD	2,569,314	SSB	1/17/2024	94,636	—
MXN	93,558,989	USD	5,138,628	UBS	1/17/2024	210,129	—
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INCOME FUND	27

FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
NOK	128,188,678	EUR	11,089,702	BARC	1/17/2024	—	$(232,291)
NOK	98,753,645	EUR	8,318,723	GSI	1/17/2024	$65,939	—
NOK	317,581,115	EUR	27,090,369	HUS	1/17/2024	—	(156,864)
NOK	65,178,104	EUR	5,616,858	JPM	1/17/2024	—	(94,386)
NOK	129,853,974	EUR	11,233,716	MSCS	1/17/2024	—	(235,252)
NOK	66,224,980	EUR	5,520,994	UBS	1/17/2024	107,051	—
NZD	11,066,713	AUD	10,201,334	ANZ	1/17/2024	66,076	—
NZD	22,104,015	AUD	20,402,668	CITI	1/17/2024	114,038	—
NZD	6,628,980	AUD	6,120,800	MSCS	1/17/2024	32,842	—
NZD	11,053,247	AUD	10,201,334	RBC	1/17/2024	57,783	—
NZD	14,801,028	USD	8,793,462	CITI	1/17/2024	322,659	—
NZD	9,867,352	USD	5,820,406	GSI	1/17/2024	257,009	—
NZD	9,867,352	USD	5,843,624	MSCS	1/17/2024	233,791	—
SGD	46,203,501	USD	34,099,444	CIBC	1/17/2024	511,502	—
SGD	26,224,562	USD	19,494,217	CITI	1/17/2024	150,549	—
SGD	13,038,042	USD	9,765,885	GSI	1/17/2024	886	—
SGD	13,164,447	USD	9,728,332	HUS	1/17/2024	133,128	—
SGD	46,291,840	USD	34,253,877	MSCS	1/17/2024	423,246	—
SGD	39,579,262	USD	29,296,742	SSB	1/17/2024	352,004	—
USD	49,787,886	AUD	76,863,648	ANZ	1/17/2024	—	(1,071,399)
USD	2,904,927	AUD	4,562,379	HUS	1/17/2024	—	(113,916)
USD	12,166,280	AUD	18,356,217	MSCS	1/17/2024	20,304	—
USD	2,072,498	AUD	3,259,341	RBC	1/17/2024	—	(84,149)
USD	3,238,651	BRL	16,263,858	CITI	1/17/2024	—	(49,199)
USD	29,206,215	CAD	39,830,913	CIBC	1/17/2024	—	(169,206)
USD	42,160,885	CAD	57,460,403	CITI	1/17/2024	—	(216,340)
USD	9,980,428	CAD	13,568,114	GSI	1/17/2024	—	(26,096)
USD	2,545,105	CAD	3,445,181	HUS	1/17/2024	4,273	—
USD	3,036,899	CAD	4,071,009	JPM	1/17/2024	34,517	—
USD	20,526,516	CAD	27,972,026	MSCS	1/17/2024	—	(102,941)
USD	60,861,677	CAD	82,555,096	RBC	1/17/2024	—	(22,962)
USD	13,202,379	CAD	18,007,585	SSB	1/17/2024	—	(78,271)
USD	7,504,798	CAD	10,102,579	UBS	1/17/2024	54,115	—
USD	4,688,311	DKK	32,356,207	MSCS	1/17/2024	—	(47,620)
USD	16,080,328	EUR	14,789,250	BARC	1/17/2024	—	(49,905)
USD	52,039,437	EUR	48,164,997	CITI	1/17/2024	—	(492,813)
USD	60,570,194	EUR	56,160,477	GSI	1/17/2024	—	(682,509)
USD	4,197,084	EUR	3,813,298	HUS	1/17/2024	38,023	—
USD	21,035,417	EUR	19,865,538	MSCS	1/17/2024	—	(631,384)
USD	15,266,663	EUR	14,355,683	SSB	1/17/2024	—	(390,689)
USD	28,719,494	GBP	22,993,294	HUS	1/17/2024	—	(319,475)
USD	6,105,217	JPY	889,095,242	BMO	1/17/2024	65,369	—
28	JOHN HANCOCK INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
USD	18,393,051	JPY	2,695,426,455	GSI	1/17/2024	$82,341	—
USD	6,105,217	JPY	893,864,333	MSCS	1/17/2024	32,972	—
USD	3,445,420	MXN	61,135,532	GSI	1/17/2024	—	$(49,691)
USD	17,454,132	MXN	307,657,562	JPM	1/17/2024	—	(134,615)
USD	4,584,728	MXN	80,582,585	SSB	1/17/2024	—	(22,169)
USD	17,771,205	NOK	189,251,818	RBC	1/17/2024	257,303	—
USD	1,717,133	NZD	2,912,079	ANZ	1/17/2024	—	(76,449)
USD	51,549,679	NZD	86,757,667	CITI	1/17/2024	—	(1,885,356)
USD	6,225,941	NZD	10,047,772	MSCS	1/17/2024	37,404	—
USD	9,820,067	SGD	13,203,276	BARC	1/17/2024	—	(70,480)
USD	87,708,746	SGD	118,311,724	CIBC	1/17/2024	—	(918,324)
USD	4,864,194	SGD	6,463,881	CITI	1/17/2024	22,114	—
USD	14,516,660	SGD	19,549,586	HUS	1/17/2024	—	(127,895)
USD	19,516,843	SGD	26,517,039	MSCS	1/17/2024	—	(347,017)
USD	83,147,466	SGD	112,393,378	SSB	1/17/2024	—	(1,046,183)
USD	9,582,123	SGD	13,028,267	UBS	1/17/2024	—	(177,325)
						$9,138,252	$(10,273,902)

Derivatives Currency Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
SGD	Singapore Dollar
USD	U.S. Dollar

Derivatives Abbreviations
ANZ	Australia and New Zealand Banking Group Limited
BARC	Barclays Bank PLC
BMO	Bank of Montreal
CIBC	Canadian Imperial Bank of Commerce
CITI	Citibank, N.A.
GSI	Goldman Sachs International
HUS	HSBC Bank USA, N.A.
JPM	JPMorgan Chase Bank, N.A.
MSCS	Morgan Stanley Capital Services LLC
OTC	Over-the-counter
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INCOME FUND	29

RBC	Royal Bank of Canada
SSB	State Street Bank and Trust Company
UBS	UBS AG
At 11-30-23, the aggregate cost of investments for federal income tax purposes was $1,900,913,254. Net unrealized depreciation aggregated to $138,244,689, of which $7,104,202 related to gross unrealized appreciation and $145,348,891 related to gross unrealized depreciation.
See Notes to financial statements regarding investment transactions and other derivatives information.
30	JOHN HANCOCK INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 11-30-23 (unaudited)

Assets
Unaffiliated investments, at value (Cost $1,879,833,235) including $13,304,508 of securities loaned	$1,714,427,874
Affiliated investments, at value (Cost $50,186,497)	50,192,985
Total investments, at value (Cost $1,930,019,732)	1,764,620,859
Unrealized appreciation on forward foreign currency contracts	9,138,252
Receivable for futures variation margin	456,579
Cash	8,404
Foreign currency, at value (Cost $41,157)	41,220
Collateral held at broker for futures contracts	2,144,000
Collateral segregated at custodian for OTC derivative contracts	6,550,000
Dividends and interest receivable	17,353,859
Receivable for fund shares sold	1,983,696
Receivable for investments sold	448,335
Receivable for securities lending income	605
Other assets	238,177
Total assets	1,802,983,986
Liabilities
Unrealized depreciation on forward foreign currency contracts	10,273,902
Distributions payable	224,474
Payable for investments purchased	2,961,905
Payable for fund shares repurchased	2,844,754
Payable upon return of securities loaned	13,597,839
Payable to affiliates
Accounting and legal services fees	76,389
Transfer agent fees	72,171
Distribution and service fees	1,810
Trustees’ fees	3,147
Other liabilities and accrued expenses	247,029
Total liabilities	30,303,420
Net assets	$1,772,680,566
Net assets consist of
Paid-in capital	$2,170,074,821
Total distributable earnings (loss)	(397,394,255)
Net assets	$1,772,680,566

SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Income Fund	31

STATEMENT OF ASSETS AND LIABILITIES  (continued)

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($459,315,809 ÷ 80,190,459 shares)[1]	$5.73
Class C ($9,926,408 ÷ 1,732,870 shares)[1]	$5.73
Class I ($244,607,384 ÷ 42,771,452 shares)	$5.72
Class R2 ($7,784,385 ÷ 1,360,848 shares)	$5.72
Class R4 ($545,097 ÷ 95,193 shares)	$5.73
Class R5 ($5,034,247 ÷ 879,996 shares)	$5.72
Class R6 ($1,045,467,236 ÷ 182,665,310 shares)	$5.72
Maximum offering price per share
Class A (net asset value per share ÷ 96%)[2]	$5.97

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.
32	JOHN HANCOCK Income Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS For the six months ended 11-30-23 (unaudited)

Investment income
Interest	$37,813,398
Dividends	805,417
Dividends from affiliated investments	746,526
Securities lending	37,139
Less foreign taxes withheld	(396,969)
Total investment income	39,005,511
Expenses
Investment management fees	3,072,884
Distribution and service fees	773,919
Accounting and legal services fees	199,722
Transfer agent fees	504,817
Trustees’ fees	20,948
Custodian fees	166,135
State registration fees	89,562
Printing and postage	57,754
Professional fees	73,171
Other	34,394
Total expenses	4,993,306
Less expense reductions	(69,299)
Net expenses	4,924,007
Net investment income	34,081,504
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	(22,344,856)
Affiliated investments	860
Futures contracts	2,246,486
Forward foreign currency contracts	4,722,106
(15,375,404)
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	5,039,613
Affiliated investments	13,888
Futures contracts	(816,644)
Forward foreign currency contracts	(1,298,870)
2,937,987
Net realized and unrealized loss	(12,437,417)
Increase in net assets from operations	$21,644,087
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Income Fund	33

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 11-30-23 (unaudited)	Year ended 5-31-23
Increase (decrease) in net assets
From operations
Net investment income	$34,081,504	$62,926,991
Net realized loss	(15,375,404)	(79,656,978)
Change in net unrealized appreciation (depreciation)	2,937,987	97,723
Increase (decrease) in net assets resulting from operations	21,644,087	(16,632,264)
Distributions to shareholders
From earnings
Class A	(8,092,642)	(15,950,128)
Class C	(149,412)	(392,505)
Class I	(6,379,952)	(15,060,095)
Class R2	(130,514)	(287,940)
Class R4	(10,141)	(22,603)
Class R5	(94,624)	(207,676)
Class R6	(18,225,914)	(32,531,039)
Total distributions	(33,083,199)	(64,451,986)
From fund share transactions	(47,172,140)	(55,141,088)
Total decrease	(58,611,252)	(136,225,338)
Net assets
Beginning of period	1,831,291,818	1,967,517,156
End of period	$1,772,680,566	$1,831,291,818
34	JOHN HANCOCK Income Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial highlights
CLASS A SHARES Period ended	11-30-23[1]	5-31-23	5-31-22	5-31-21	5-31-20	5-31-19
Per share operating performance
Net asset value, beginning of period	$5.77	$6.01	$6.73	$6.39	$6.28	$6.25
Net investment income[2]	0.10	0.18	0.16	0.14	0.17	0.20
Net realized and unrealized gain (loss) on investments	(0.04)	(0.23)	(0.66)	0.37	0.11	0.03
Total from investment operations	0.06	(0.05)	(0.50)	0.51	0.28	0.23
Less distributions
From net investment income	(0.10)	(0.19)	(0.22)	(0.17)	(0.17)	(0.20)
Net asset value, end of period	$5.73	$5.77	$6.01	$6.73	$6.39	$6.28
Total return (%)[3,4]	1.05[5]	(0.86)	(7.72)	8.17	4.50	3.72
Ratios and supplemental data
Net assets, end of period (in millions)	$459	$482	$536	$618	$543	$541
Ratios (as a percentage of average net assets):
Expenses before reductions	0.84[6]	0.84	0.81	0.82	0.85	0.82
Expenses including reductions	0.83[6]	0.83	0.80	0.81	0.84	0.81
Net investment income	3.59[6]	3.13	2.46	2.14	2.64	3.17
Portfolio turnover (%)	12	51	40	63	76	58

[1]	Six months ended 11-30-23. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Income Fund	35

CLASS C SHARES Period ended	11-30-23[1]	5-31-23	5-31-22	5-31-21	5-31-20	5-31-19
Per share operating performance
Net asset value, beginning of period	$5.77	$6.01	$6.73	$6.39	$6.28	$6.25
Net investment income[2]	0.08	0.14	0.11	0.09	0.12	0.15
Net realized and unrealized gain (loss) on investments	(0.04)	(0.24)	(0.65)	0.37	0.12	0.03
Total from investment operations	0.04	(0.10)	(0.54)	0.46	0.24	0.18
Less distributions
From net investment income	(0.08)	(0.14)	(0.18)	(0.12)	(0.13)	(0.15)
Net asset value, end of period	$5.73	$5.77	$6.01	$6.73	$6.39	$6.28
Total return (%)[3,4]	0.69[5]	(1.55)	(8.37)	7.41	3.77	2.99
Ratios and supplemental data
Net assets, end of period (in millions)	$10	$12	$20	$30	$95	$146
Ratios (as a percentage of average net assets):
Expenses before reductions	1.54[6]	1.54	1.51	1.52	1.55	1.52
Expenses including reductions	1.53[6]	1.53	1.50	1.51	1.54	1.51
Net investment income	2.88[6]	2.41	1.75	1.39	1.94	2.48
Portfolio turnover (%)	12	51	40	63	76	58

[1]	Six months ended 11-30-23. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Annualized.
36	JOHN HANCOCK Income Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS I SHARES Period ended	11-30-23[1]	5-31-23	5-31-22	5-31-21	5-31-20	5-31-19
Per share operating performance
Net asset value, beginning of period	$5.75	$6.00	$6.72	$6.37	$6.27	$6.23
Net investment income[2]	0.11	0.20	0.18	0.16	0.19	0.21
Net realized and unrealized gain (loss) on investments	(0.03)	(0.25)	(0.66)	0.38	0.10	0.04
Total from investment operations	0.08	(0.05)	(0.48)	0.54	0.29	0.25
Less distributions
From net investment income	(0.11)	(0.20)	(0.24)	(0.19)	(0.19)	(0.21)
Net asset value, end of period	$5.72	$5.75	$6.00	$6.72	$6.37	$6.27
Total return (%)[3]	1.37[4]	(0.74)	(7.32)	8.51	4.65	4.18
Ratios and supplemental data
Net assets, end of period (in millions)	$245	$415	$480	$602	$530	$595
Ratios (as a percentage of average net assets):
Expenses before reductions	0.54[5]	0.54	0.51	0.52	0.55	0.54
Expenses including reductions	0.53[5]	0.53	0.50	0.51	0.54	0.53
Net investment income	3.86[5]	3.42	2.75	2.43	2.93	3.47
Portfolio turnover (%)	12	51	40	63	76	58

[1]	Six months ended 11-30-23. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Income Fund	37

CLASS R2 SHARES Period ended	11-30-23[1]	5-31-23	5-31-22	5-31-21	5-31-20	5-31-19
Per share operating performance
Net asset value, beginning of period	$5.76	$6.00	$6.72	$6.38	$6.27	$6.24
Net investment income[2]	0.10	0.17	0.15	0.14	0.16	0.19
Net realized and unrealized gain (loss) on investments	(0.04)	(0.23)	(0.65)	0.36	0.12	0.03
Total from investment operations	0.06	(0.06)	(0.50)	0.50	0.28	0.22
Less distributions
From net investment income	(0.10)	(0.18)	(0.22)	(0.16)	(0.17)	(0.19)
Net asset value, end of period	$5.72	$5.76	$6.00	$6.72	$6.38	$6.27
Total return (%)[3]	1.00[4]	(0.95)	(7.82)	8.07	4.41	3.61
Ratios and supplemental data
Net assets, end of period (in millions)	$8	$8	$11	$10	$3	$6
Ratios (as a percentage of average net assets):
Expenses before reductions	0.92[5]	0.92	0.91	0.91	0.94	0.92
Expenses including reductions	0.91[5]	0.91	0.90	0.91	0.93	0.91
Net investment income	3.50[5]	3.03	2.36	2.09	2.57	3.07
Portfolio turnover (%)	12	51	40	63	76	58

[1]	Six months ended 11-30-23. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
38	JOHN HANCOCK Income Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R4 SHARES Period ended	11-30-23[1]	5-31-23	5-31-22	5-31-21	5-31-20	5-31-19
Per share operating performance
Net asset value, beginning of period	$5.76	$6.01	$6.73	$6.39	$6.28	$6.25
Net investment income[2]	0.11	0.19	0.17	0.15	0.18	0.20
Net realized and unrealized gain (loss) on investments	(0.04)	(0.25)	(0.66)	0.37	0.11	0.04
Total from investment operations	0.07	(0.06)	(0.49)	0.52	0.29	0.24
Less distributions
From net investment income	(0.10)	(0.19)	(0.23)	(0.18)	(0.18)	(0.21)
Net asset value, end of period	$5.73	$5.76	$6.01	$6.73	$6.39	$6.28
Total return (%)[3]	1.30[4]	(0.87)	(7.58)	8.34	4.67	3.87
Ratios and supplemental data
Net assets, end of period (in millions)	$1	$1	$1	$3	$3	$3
Ratios (as a percentage of average net assets):
Expenses before reductions	0.78[5]	0.78	0.75	0.76	0.78	0.77
Expenses including reductions	0.67[5]	0.67	0.65	0.66	0.67	0.67
Net investment income	3.75[5]	3.24	2.56	2.29	2.80	3.30
Portfolio turnover (%)	12	51	40	63	76	58

[1]	Six months ended 11-30-23. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Income Fund	39

CLASS R5 SHARES Period ended	11-30-23[1]	5-31-23	5-31-22	5-31-21	5-31-20	5-31-19
Per share operating performance
Net asset value, beginning of period	$5.76	$6.00	$6.72	$6.38	$6.27	$6.24
Net investment income[2]	0.11	0.20	0.18	0.17	0.19	0.22
Net realized and unrealized gain (loss) on investments	(0.04)	(0.23)	(0.66)	0.36	0.11	0.03
Total from investment operations	0.07	(0.03)	(0.48)	0.53	0.30	0.25
Less distributions
From net investment income	(0.11)	(0.21)	(0.24)	(0.19)	(0.19)	(0.22)
Net asset value, end of period	$5.72	$5.76	$6.00	$6.72	$6.38	$6.27
Total return (%)[3]	1.23[4]	(0.51)	(7.41)	8.57	4.88	4.08
Ratios and supplemental data
Net assets, end of period (in millions)	$5	$5	$6	$10	$7	$7
Ratios (as a percentage of average net assets):
Expenses before reductions	0.48[5]	0.48	0.46	0.46	0.49	0.47
Expenses including reductions	0.47[5]	0.47	0.45	0.45	0.48	0.47
Net investment income	3.96[5]	3.47	2.80	2.50	3.01	3.54
Portfolio turnover (%)	12	51	40	63	76	58

[1]	Six months ended 11-30-23. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
40	JOHN HANCOCK Income Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R6 SHARES Period ended	11-30-23[1]	5-31-23	5-31-22	5-31-21	5-31-20	5-31-19
Per share operating performance
Net asset value, beginning of period	$5.76	$6.01	$6.73	$6.38	$6.27	$6.24
Net investment income[2]	0.11	0.20	0.19	0.17	0.19	0.22
Net realized and unrealized gain (loss) on investments	(0.04)	(0.24)	(0.66)	0.37	0.12	0.03
Total from investment operations	0.07	(0.04)	(0.47)	0.54	0.31	0.25
Less distributions
From net investment income	(0.11)	(0.21)	(0.25)	(0.19)	(0.20)	(0.22)
Net asset value, end of period	$5.72	$5.76	$6.01	$6.73	$6.38	$6.27
Total return (%)[3]	1.25[4]	(0.63)	(7.21)	8.61	4.93	4.13
Ratios and supplemental data
Net assets, end of period (in millions)	$1,045	$908	$914	$869	$582	$461
Ratios (as a percentage of average net assets):
Expenses before reductions	0.43[5]	0.43	0.40	0.41	0.44	0.42
Expenses including reductions	0.42[5]	0.42	0.40	0.41	0.43	0.42
Net investment income	4.01[5]	3.54	2.86	2.54	3.04	3.58
Portfolio turnover (%)	12	51	40	63	76	58

[1]	Six months ended 11-30-23. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Income Fund	41

Notes to financial statements (unaudited)
Note 1—Organization
John Hancock Income Fund (the fund) is a series of John Hancock Strategic Series (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek a high level of current income.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R2, Class R4 and Class R5 shares are available only to certain retirement and 529 plans. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Futures contracts whose settlement prices are determined as of the close of the NYSE are typically valued based on the settlement price while other futures contracts are typically valued at the last traded price on the exchange on which they trade. Forward foreign currency contracts are valued at the prevailing forward rates which are based on foreign currency exchange spot rates and forward points supplied by an independent pricing vendor. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
42	JOHN HANCOCK Income Fund | SEMIANNUAL REPORT

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of November 30, 2023, by major security category or type:
	Total value at 11-30-23	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
U.S. Government and Agency obligations	$318,588,757	—	$318,588,757	—
Foreign government obligations	436,403,092	—	436,403,092	—
Corporate bonds	727,139,633	—	727,139,633	—
Convertible bonds	36,767,212	—	36,767,212	—
Municipal bonds	31,956,199	—	31,956,199	—
Term loans	11,084,587	—	11,084,587	—
Collateralized mortgage obligations	106,659,929	—	106,659,929	—
Asset backed securities	29,246,724	—	29,246,724	—
Preferred securities	16,581,741	$16,581,741	—	—
Short-term investments	50,192,985	50,192,985	—	—
Total investments in securities	$1,764,620,859	$66,774,726	$1,697,846,133	—
Derivatives:
Assets
Forward foreign currency contracts	$9,138,252	—	$9,138,252	—
Liabilities
Futures	(816,644)	$(816,644)	—	—
Forward foreign currency contracts	(10,273,902)	—	(10,273,902)	—
SEMIANNUAL REPORT | JOHN HANCOCK Income Fund	43

Mortgage and asset backed securities. The fund may invest in mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, which are debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations (e.g. FNMA), may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. The fund is also subject to risks associated with securities with contractual cash flows including asset-backed and mortgage related securities such as collateralized mortgage obligations, mortgage pass-through securities and commercial mortgage-backed securities. The value, liquidity and related income of these securities are sensitive to changes in economic conditions, including real estate value, pre-payments, delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Securities lending. The fund may lend its securities to earn additional income. The fund receives collateral from the borrower in an amount not less than the market value of the loaned securities. The fund may invest its cash collateral in JHCT, an affiliate of the fund, which has a floating NAV and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCT is a prime money market fund and invests in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.
The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.
Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. During the existence of the loan, the fund will receive from the borrower amounts equivalent to any dividends, interest or other distributions on the loaned securities, as well as interest on such amounts. The fund receives compensation for
44	JOHN HANCOCK Income Fund | SEMIANNUAL REPORT

lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations.
Obligations to repay collateral received by the fund are shown on the Statement of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. As of November 30, 2023, the fund loaned securities valued at $13,304,508 and received $13,597,839 of cash collateral.
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriations imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset-based allocations and is reflected in Other expenses on the Statement of operations. For the six months ended November 30, 2023, the fund had no borrowings under the line of credit. Commitment fees for the six months ended November 30, 2023 were $5,440.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
SEMIANNUAL REPORT | JOHN HANCOCK Income Fund	45

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
For federal income tax purposes, as of May 31, 2023, the fund has a short-term capital loss carryforward of $121,930,199 and a long-term capital loss carryforward of $123,804,398 available to offset future net realized capital gains. These carryforwards do not expire.
As of May 31, 2023, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares dividends daily and pays them monthly. Capital gain distributions, if any, are typically distributed annually.
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.
Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital. The final determination of tax characteristics of the fund’s distribution will occur at the end of the year and will subsequently be reported to shareholders.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to foreign currency transactions, derivative transactions and amortization and accretion on debt securities.
Note 3—Derivative instruments
The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.
Derivatives which are typically traded through the OTC market are regulated by the Commodity Futures Trading Commission (the CFTC). Derivative counterparty risk is managed through an ongoing evaluation of the creditworthiness of all potential counterparties and, if applicable, designated clearing organizations. The fund attempts to reduce its exposure to counterparty risk for derivatives traded in the OTC market, whenever possible, by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement with each of its OTC counterparties. The ISDA gives each party to the agreement the right to terminate all transactions traded under the agreement if there is certain deterioration in the credit quality or contractual default of the other party, as defined in the ISDA. Upon an event of default or a termination of the ISDA, the non-defaulting party has the right to close out all transactions and to net amounts owed.
As defined by the ISDA, the fund may have collateral agreements with certain counterparties to mitigate counterparty risk on OTC derivatives. Subject to established minimum levels, collateral for OTC transactions is generally determined based on the net aggregate unrealized gain or loss on contracts with a particular
46	JOHN HANCOCK Income Fund | SEMIANNUAL REPORT

counterparty. Collateral pledged to the fund, if any, is held in a segregated account by a third-party agent or held by the custodian bank for the benefit of the fund and can be in the form of cash or debt securities issued by the U.S. government or related agencies; collateral posted by the fund, if any, for OTC transactions is held in a segregated account at the fund’s custodian and is noted in the accompanying Fund’s investments, or if cash is posted, on the Statement of assets and liabilities. The fund’s risk of loss due to counterparty risk is equal to the asset value of outstanding contracts offset by collateral received.
Certain derivatives are traded or cleared on an exchange or central clearinghouse. Exchange-traded or centrally-cleared transactions generally present less counterparty risk to a fund than OTC transactions. The exchange or clearinghouse stands between the fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the exchange or clearinghouse and the clearing member.
Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Futures are traded on an exchange and cleared through a central clearinghouse. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument and potential losses in excess of the amounts recognized on the Statement of assets and liabilities. Use of long futures contracts subjects the fund to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the fund to unlimited risk of loss.
Upon entering into a futures contract, the fund is required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is set by the broker and is generally based on a percentage of the contract value. The margin deposit must then be maintained at the established level over the life of the contract. Cash that has been pledged by the fund, if any, is detailed in the Statement of assets and liabilities as Collateral held at broker for futures contracts. Securities pledged by the fund, if any, are identified in the Fund’s investments. Subsequent payments, referred to as variation margin, are made or received by the fund periodically and are based on changes in the market value of open futures contracts. Futures contracts are marked-to-market daily and unrealized gain or loss is recorded by the fund. Receivable for futures variation margin is included on the Statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
During the six months ended November 30, 2023, the fund used futures contracts to manage duration of the fund. The fund held futures contracts with USD notional values ranging up to $84.3 million, as measured at each quarter end.
Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Forwards are typically traded OTC. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, and the risk that currency movements will not favor the fund thereby reducing the fund’s total return, and the potential for losses in excess of the amounts recognized on the Statement of assets and liabilities.
The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.
During the six months ended November 30, 2023, the fund used forward foreign currency contracts to manage against anticipated changes in foreign currency exchange rates. The fund held forward foreign currency contracts with USD notional values ranging from $1,249.4 million to $1,816.9 million, as measured at each quarter end.
SEMIANNUAL REPORT | JOHN HANCOCK Income Fund	47

Fair value of derivative instruments by risk category
The table below summarizes the fair value of derivatives held by the fund at November 30, 2023 by risk category:
Risk	Statement of assets and liabilities location	Financial instruments location	Assets derivatives fair value	Liabilities derivatives fair value
Interest rate	Receivable/payable for futures variation margin[1]	Futures	—	$(816,644)
Currency	Unrealized appreciation (depreciation) on forward foreign currency contracts	Forward foreign currency contracts	$9,138,252	(10,273,902)
			$9,138,252	$(11,090,546)

[1]	Reflects cumulative appreciation/depreciation on open futures as disclosed in the Derivatives section of Fund’s investments. Only the period end variation margin receivable/payable is separately reported on the Statement of assets and liabilities.
For financial reporting purposes, the fund does not offset OTC derivative assets or liabilities that are subject to master netting arrangements, as defined by the ISDAs, in the Statement of assets and liabilities. In the event of default by the counterparty or a termination of the agreement, the ISDA allows an offset of amounts across the various transactions between the fund and the applicable counterparty.
Effect of derivative instruments on the Statement of operations
The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended November 30, 2023:
	Statement of operations location - Net realized gain (loss) on:
Risk	Futures contracts	Forward foreign currency contracts	Total
Interest rate	$2,246,486	—	$2,246,486
Currency	—	$4,722,106	4,722,106
Total	$2,246,486	$4,722,106	$6,968,592
The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended November 30, 2023:
	Statement of operations location - Change in net unrealized appreciation (depreciation) of:
Risk	Futures contracts	Forward foreign currency contracts	Total
Interest rate	$(816,644)	—	$(816,644)
Currency	—	$(1,298,870)	(1,298,870)
Total	$(816,644)	$(1,298,870)	$(2,115,514)
Note 4—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
48	JOHN HANCOCK Income Fund | SEMIANNUAL REPORT

Note 5—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee.  The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor, equivalent on an annual basis to the sum of: (a) 0.60% of the first $100 million of the fund’s average daily net assets; (b) 0.45% of the next $150 million of the fund’s average daily net assets; (c) 0.40% of the next $250 million of the fund’s average daily net assets; (d) 0.35% of the next $150 million of the fund’s average daily net assets; and (e) 0.30% of the fund’s average daily net assets in excess of $650 million. The Advisor has a subadvisory agreement with Manulife Investment Management (US) LLC, an indirectly owned subsidiary of Manulife Financial Corporation and an affiliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended November 30, 2023, this waiver amounted to 0.01% of the fund’s average daily net assets, on an annualized basis. This arrangement expires on July 31, 2025, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
For the six months ended November 30, 2023, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$18,218
Class C	423
Class I	13,452
Class R2	301
Class	Expense reduction
Class R4	$22
Class R5	193
Class R6	36,411
Total	$69,020

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended November 30, 2023, were equivalent to a net annual effective rate of 0.34% of the fund’s average daily net assets.
Accounting and legal services.  Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the six months ended November 30, 2023, amounted to an annual rate of 0.02% of the fund’s average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. In addition, under a service plan for certain classes as detailed below, the fund pays for certain other services. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:
SEMIANNUAL REPORT | JOHN HANCOCK Income Fund	49

Class	Rule 12b-1 Fee	Service fee
Class A	0.30%	—
Class C	1.00%	—
Class R2	0.25%	0.25%
Class R4	0.25%	0.10%
Class R5	—	0.05%
The fund’s Distributor has contractually agreed to waive 0.10% of Rule12b-1 fees for Class R4 shares. The current waiver agreement expires on September 30, 2024, unless renewed by mutual agreement of the fund and the Distributor based upon a determination that this is appropriate under the circumstances at the time. This contractual waiver amounted to $279 for Class R4 shares for the six months ended November 30, 2023.
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $58,450 for the six months ended November 30, 2023. Of this amount, $8,195 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $50,255 was paid as sales commissions to broker-dealers.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $1 million or more, and redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended November 30, 2023, CDSCs received by the Distributor amounted to $259 and $299 for Class A and Class C shares, respectively.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the six months ended November 30, 2023 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$698,494	$275,594
Class C	54,069	6,398
Class I	—	203,093
Class R2	19,145	155
Class R4	975	11
Class R5	1,236	101
Class R6	—	19,465
Total	$773,919	$504,817
50	JOHN HANCOCK Income Fund | SEMIANNUAL REPORT

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Note 6—Fund share transactions
Transactions in fund shares for the six months ended November 30, 2023 and for the year ended May 31, 2023 were as follows:
	Six Months Ended 11-30-23		Year Ended 5-31-23
	Shares	Amount	Shares	Amount
Class A shares
Sold	3,250,189	$18,485,290	9,244,832	$53,295,259
Distributions reinvested	1,313,051	7,469,518	2,542,435	14,634,097
Repurchased	(7,954,663)	(45,191,337)	(17,380,274)	(100,157,929)
Net decrease	(3,391,423)	$(19,236,529)	(5,593,007)	$(32,228,573)
Class C shares
Sold	49,227	$283,310	186,239	$1,058,947
Distributions reinvested	26,057	148,314	67,352	387,632
Repurchased	(475,759)	(2,716,570)	(1,435,808)	(8,251,671)
Net decrease	(400,475)	$(2,284,946)	(1,182,217)	$(6,805,092)
Class I shares
Sold	6,711,882	$38,194,617	17,697,732	$102,399,373
Distributions reinvested	1,045,251	5,952,481	2,470,538	14,192,822
Repurchased	(37,142,121)	(210,453,455)	(27,946,767)	(160,957,557)
Net decrease	(29,384,988)	$(166,306,357)	(7,778,497)	$(44,365,362)
Class R2 shares
Sold	196,706	$1,128,437	225,011	$1,303,508
Distributions reinvested	22,849	129,757	49,707	285,949
Repurchased	(213,147)	(1,215,617)	(716,149)	(4,145,514)
Net increase (decrease)	6,408	$42,577	(441,431)	$(2,556,057)
Class R4 shares
Sold	8,497	$48,407	21,255	$122,036
Distributions reinvested	1,784	10,141	3,904	22,509
Repurchased	(10,244)	(57,464)	(126,803)	(734,033)
Net increase (decrease)	37	$1,084	(101,644)	$(589,488)
Class R5 shares
Sold	222,244	$1,268,356	329,378	$1,908,944
Distributions reinvested	16,658	94,624	36,110	207,593
Repurchased	(282,600)	(1,617,677)	(489,225)	(2,790,747)
Net decrease	(43,698)	$(254,697)	(123,737)	$(674,210)
SEMIANNUAL REPORT | JOHN HANCOCK Income Fund	51

	Six Months Ended 11-30-23		Year Ended 5-31-23
	Shares	Amount	Shares	Amount
Class R6 shares
Sold	46,371,870	$262,862,126	32,981,360	$190,039,853
Distributions reinvested	3,158,433	17,931,033	5,554,028	31,954,925
Repurchased	(24,535,227)	(139,926,431)	(32,969,090)	(189,917,084)
Net increase	24,995,076	$140,866,728	5,566,298	$32,077,694
Total net decrease	(8,219,063)	$(47,172,140)	(9,654,235)	$(55,141,088)
Note 7—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments and U.S. Treasury obligations, amounted to $186,942,962 and $250,350,517, respectively, for the six months ended November 30, 2023. Purchases and sales of U.S. Treasury obligations aggregated $21,446,841 and $24,968,736, respectively, for the six months ended November 30, 2023.
Note 8—Investment in affiliated underlying funds
The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust*	5,019,248	$27,253,122	$212,931,966	$(190,006,851)	$860	$13,888	$783,665	—	$50,192,985

*	Refer to the Securities lending note within Note 2 for details regarding this investment.
Note 9—LIBOR discontinuation risk
Certain debt securities, derivatives and other financial instruments have traditionally utilized LIBOR as the reference or benchmark rate for interest rate calculations. However, following allegations of manipulation and concerns regarding liquidity, the U.K. Financial Conduct Authority (UK FCA) announced that LIBOR would be discontinued as of June 30, 2023. The UK FCA elected to require the ICE Benchmark Administration Limited, the administrator of LIBOR, to continue publishing a subset of British pound sterling and U.S. dollar LIBOR settings on a “synthetic” basis. The synthetic publication of the three-month sterling LIBOR will continue until March 31, 2024, and the publication of the one-, three and six-month U.S. dollar LIBOR will continue until September 30, 2024.
Although the transition process away from LIBOR has become increasingly well-defined in advance of the discontinuation dates, the impact on certain debt securities, derivatives and other financial instruments remains uncertain. Market participants have adopted alternative rates such as Secured Overnight Financing Rate (SOFR) or otherwise amended financial instruments referencing LIBOR to include fallback provisions and other measures that contemplated the discontinuation of LIBOR or other similar market disruption events, but neither the effect of the transition process nor the viability of such measures is known. To facilitate the transition of legacy derivatives contracts referencing LIBOR, the International Swaps and Derivatives Association, Inc. launched a protocol to incorporate fallback provisions. However, there are obstacles to converting certain longer term securities and transactions to a new benchmark or benchmarks and the effectiveness of one alternative reference rate versus
52	JOHN HANCOCK Income Fund | SEMIANNUAL REPORT

multiple alternative reference rates in new or existing financial instruments and products has not been determined. Certain proposed replacement rates to LIBOR, such as SOFR, which is a broad measure of secured overnight U.S. Treasury repo rates, are materially different from LIBOR, and changes in the applicable spread for financial instruments transitioning away from LIBOR will need to be made to accommodate the differences.
The utilization of an alternative reference rate, or the transition process to an alternative reference rate, may adversely affect the fund’s performance.
Note 10—New accounting pronouncement
In March 2020, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU), ASU 2020-04, Reference Rate Reform (Topic 848), which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the discontinuation of the LIBOR and other IBOR-based reference rates as of the end of 2021. In January 2021 and December 2022, the FASB issued ASU No. 2021-01 and ASU No. 2022-06, with further amendments to Topic 848. The temporary relief provided by ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2024. Management expects that the adoption of the guidance will not have a material impact to the financial statements.
SEMIANNUAL REPORT | JOHN HANCOCK Income Fund	53

EVALUATION OF ADVISORY AND SUBADVISORY AGREEMENTS BY THE BOARD OF TRUSTEES

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Strategic Series (the Trust) of the Advisory Agreement (the Advisory Agreement) with John Hancock Investment Management LLC (the Advisor) and the Subadvisory Agreement (the Subadvisory Agreement) with Manulife Investment Management (US) LLC (the Subadvisor), for John Hancock Income Fund (the fund). The Advisory Agreement and Subadvisory Agreement are collectively referred to as the Agreements. Prior to the June 26–29, 2023 meeting at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at a meeting held on May 30–June 1, 2023. The Trustees who are not "interested persons" of the Trust as defined by the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees) also met separately to evaluate and discuss the information presented, including with counsel to the Independent Trustees and a third-party consulting firm.
Approval of Advisory and Subadvisory Agreements
At meetings held on June 26–29, 2023, the Board, including the Trustees who are not parties to any Agreement or considered to be interested persons of the Trust under the 1940 Act, reapproved for an annual period the continuation of the Advisory Agreement between the Trust and the Advisor and the Subadvisory Agreement between the Advisor and the Subadvisor with respect to the fund.
In considering the Advisory Agreement and the Subadvisory Agreement, the Board received in advance of the meetings a variety of materials relating to the fund, the Advisor and the Subadvisor, including comparative performance, fee and expense information for a peer group of similar funds prepared by an independent third-party provider of fund data, performance information for an applicable benchmark index; and, with respect to the Subadvisor, comparative performance information for comparably managed accounts, as applicable, and other information provided by the Advisor and the Subadvisor regarding the nature, extent and quality of services provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor’s revenues and costs of providing services to the fund and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreement are considered, particular focus is given to information concerning fund performance, comparability of fees and total expenses, and profitability. However, the Board noted that the evaluation process with respect to the Advisor and the Subadvisor is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board (including its various committees) at prior meetings with respect to the services provided by the Advisor and the Subadvisor to the fund, including quarterly performance reports prepared by management containing reviews of investment results and prior presentations from the Subadvisor with respect to the fund. The information received and considered by the Board in connection with the May and June meetings and throughout the year was both written and oral. The Board noted the affiliation of the Subadvisor with the Advisor, noting any potential conflicts of interest. The Board also considered the nature, quality, and extent of non-advisory services, if any, to be provided to the fund by the Advisor’s affiliates, including distribution services. The Board considered the Advisory Agreement and the Subadvisory Agreement separately in the course of its review. In doing so, the Board noted the respective roles of the Advisor and Subadvisor in providing services to the fund.
Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.
54	JOHN HANCOCK INCOME FUND | SEMIANNUAL REPORT

Approval of Advisory Agreement
In approving the Advisory Agreement with respect to the fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry) and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors. The Board’s conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board’s ongoing regular review of fund performance and operations throughout the year.
Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent, and quality of services provided to the fund, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor’s compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust’s Chief Compliance Officer (CCO) regarding the fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board observed that the scope of services provided by the Advisor, and of the undertakings required of the Advisor in connection with those services, including maintaining and monitoring its own and the fund’s compliance programs, risk management programs, liquidity management programs, derivatives risk management programs, and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the fund, including, but not limited to, general supervision of and coordination of the services provided by the Subadvisor, and is also responsible for monitoring and reviewing the activities of the Subadvisor and third-party service providers. The Board also considered the significant risks assumed by the Advisor in connection with the services provided to the fund including entrepreneurial risk in sponsoring new funds and ongoing risks including investment, operational, enterprise, litigation, regulatory and compliance risks with respect to all funds.
In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor’s management and the quality of the performance of the Advisor’s duties, through Board meetings, discussions and reports during the preceding year and through each Trustee’s experience as a Trustee of the Trust and of the other trusts in the John Hancock group of funds complex (the John Hancock Fund Complex).
In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:
(a)	the skills and competency with which the Advisor has in the past managed the Trust’s affairs and its subadvisory relationship, the Advisor’s oversight and monitoring of the Subadvisor’s investment performance and compliance programs, such as the Subadvisor’s compliance with fund policies and objectives, review of brokerage matters, including with respect to trade allocation and best execution and the Advisor’s timeliness in responding to performance issues;
(b)	the background, qualifications and skills of the Advisor’s personnel;
(c)	the Advisor’s compliance policies and procedures and its responsiveness to regulatory changes and fund industry developments;
(d)	the Advisor’s administrative capabilities, including its ability to supervise the other service providers for the fund, as well as the Advisor’s oversight of any securities lending activity, its monitoring of class action litigation and collection of class action settlements on behalf of the fund, and bringing loss recovery actions on behalf of the fund;
(e)	the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the fund;
SEMIANNUAL REPORT | JOHN HANCOCK INCOME FUND	55

(f)	the Advisor’s initiatives intended to improve various aspects of the Trust’s operations and investor experience with the fund; and
(g)	the Advisor’s reputation and experience in serving as an investment advisor to the Trust and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.
The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the fund.
Investment performance. In considering the fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the fund’s performance results. In connection with the consideration of the Advisory Agreement, the Board:
(a)	reviewed information prepared by management regarding the fund’s performance;
(b)	considered the comparative performance of an applicable benchmark index;
(c)	considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of fund data; and
(d)	took into account the Advisor’s analysis of the fund’s performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally.
The Board noted that while it found the data provided by the independent third-party generally useful it recognized its limitations, including in particular that the data may vary depending on the end date selected and the results of the performance comparisons may vary depending on the selection of the peer group. The Board noted that the fund outperformed its benchmark index for the one-, three-, five- and ten-year periods ended December 31, 2022. The Board also noted that the fund outperformed the peer group median for the one-year period and underperformed the peer group median for the three-, five- and ten-year periods ended December 31, 2022. The Board took into account management’s discussion of the factors that contributed to the fund’s performance relative to the peer group median for the three-, five- and ten-year periods. The Board took into account management’s discussion of the fund’s performance, including the fund’s favorable performance relative to the benchmark index for the one-, three-, five- and ten-year periods and relative to the peer group for the one-year period. The Board concluded that the fund’s performance has generally been in line with or outperformed the historical performance of the fund’s benchmark index.
Fees and expenses. The Board reviewed comparative information prepared by an independent third-party provider of fund data, including, among other data, the fund’s contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the fund in light of the nature, extent and quality of the management and advisory and subadvisory services provided by the Advisor and the Subadvisor. The Board considered the fund’s ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the fund’s ranking within a broader group of funds. In comparing the fund’s contractual and net management fees to those of comparable funds, the Board noted that such fees include both advisory and administrative costs. The Board noted that net management fees and net total expenses for the fund are lower than the peer group median.
The Board took into account management’s discussion with respect to the overall management fee and the fees of the Subadvisor, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fee, in each case in light of the services rendered for those amounts and the risks undertaken by the Advisor. The Board also noted that the Advisor pays the subadvisory fee. In addition, the Board took into account that management had agreed to implement an overall fee waiver across the complex, including the fund, which is discussed further below. The Board also noted actions taken over the past several years to reduce the fund’s operating expenses. The Board also noted that, in addition, the Advisor is currently waiving fees and/or reimbursing expenses with respect to the fund and that the fund has breakpoints in its contractual management
56	JOHN HANCOCK INCOME FUND | SEMIANNUAL REPORT

fee schedule that reduce management fees as assets increase. The Board also noted that the fund’s distributor, an affiliate of the Advisor, has agreed to waive a portion of its Rule 12b-1 fee for a share class of the fund. The Board noted that the fund has a voluntary fee waiver and/or expense reimbursement, which reduces certain expenses of the fund. The Board reviewed information provided by the Advisor concerning the investment advisory fee charged by the Advisor or one of its advisory affiliates to other clients (including other funds in the John Hancock Fund Complex) having similar investment mandates, if any. The Board considered any differences between the Advisor’s and Subadvisor’s services to the fund and the services they provide to other comparable clients or funds. The Board concluded that the advisory fee paid with respect to the fund is reasonable in light of the nature, extent and quality of the services provided to the fund under the Advisory Agreement.
Profitability/Fall out benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates (including the Subadvisor) from the Advisor’s relationship with the Trust, the Board:
(a)	reviewed financial information of the Advisor;
(b)	reviewed and considered information presented by the Advisor regarding the net profitability to the Advisor and its affiliates with respect to the fund;
(c)	received and reviewed profitability information with respect to the John Hancock Fund Complex as a whole and with respect to the fund;
(d)	received information with respect to the Advisor’s allocation methodologies used in preparing the profitability data and considered that the Advisor hired an independent third-party consultant to provide an analysis of the Advisor’s allocation methodologies;
(e)	considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain funds of the Trust and noted that these tax benefits, which are not available to participants in qualified retirement plans under applicable income tax law, are reflected in the profitability information reviewed by the Board;
(f)	considered that the Advisor also provides administrative services to the fund on a cost basis pursuant to an administrative services agreement;
(g)	noted that affiliates of the Advisor provide transfer agency services and distribution services to the fund, and that the fund’s distributor also receives Rule 12b-1 payments to support distribution of the fund;
(h)	noted that the fund’s Subadvisor is an affiliate of the Advisor;
(i)	noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the fund;
(j)	noted that the subadvisory fee for the fund is paid by the Advisor;
(k)	considered the Advisor’s ongoing costs and expenditures necessary to improve services, meet new regulatory and compliance requirements, and adapt to other challenges impacting the fund industry; and
(l)	considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the fund and the risks that it assumes as Advisor, including entrepreneurial, operational, reputational, litigation and regulatory risk.
Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates (including the Subadvisor) from their relationship with the fund was reasonable and not excessive.
SEMIANNUAL REPORT | JOHN HANCOCK INCOME FUND	57

Economies of scale. In considering the extent to which economies of scale would be realized as the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders, the Board:
(a)	considered that the Advisor has contractually agreed to waive a portion of its management fee for certain funds of the John Hancock Fund Complex, including the fund (the participating portfolios) or otherwise reimburse the expenses of the participating portfolios (the reimbursement). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund;
(b)	reviewed the fund’s advisory fee structure and concluded that: (i) the fund’s fee structure contains breakpoints at the subadvisory fee level and that such breakpoints are reflected as breakpoints in the advisory fees for the fund; and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of the fund to benefit from economies of scale if the fund grows. The Board also took into account management’s discussion of the fund’s advisory fee structure; and
(c)	the Board also considered the effect of the fund’s growth in size on its performance and fees. The Board also noted that if the fund’s assets increase over time, the fund may realize other economies of scale.
Approval of Subadvisory Agreement
In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:
(1)	information relating to the Subadvisor’s business, including current subadvisory services to the Trust (and other funds in the John Hancock Fund Complex);
(2)	the historical and current performance of the fund and comparative performance information relating to an applicable benchmark index and comparable funds; and
(3)	the subadvisory fee for the fund, including any breakpoints, and to the extent available, comparable fee information prepared by an independent third-party provider of fund data.
Nature, extent, and quality of services. With respect to the services provided by the Subadvisor, the Board received information provided to the Board by the Subadvisor, including the Subadvisor’s Form ADV, as well as took into account information presented throughout the past year. The Board considered the Subadvisor’s current level of staffing and its overall resources, as well as received information relating to the Subadvisor’s compensation program. The Board reviewed the Subadvisor’s history and investment experience, as well as information regarding the qualifications, background, and responsibilities of the Subadvisor’s investment and compliance personnel who provide services to the fund. The Board also considered, among other things, the Subadvisor’s compliance program and any disciplinary history. The Board also considered the Subadvisor’s risk assessment and monitoring process. The Board reviewed the Subadvisor’s regulatory history, including whether it was involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of the Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the Trust’s CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.
The Board considered the Subadvisor’s investment process and philosophy. The Board took into account that the Subadvisor’s responsibilities include the development and maintenance of an investment program for the fund that is consistent with the fund’s investment objective, the selection of investment securities and the placement of
58	JOHN HANCOCK INCOME FUND | SEMIANNUAL REPORT

orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor’s brokerage policies and practices, including with respect to best execution and soft dollars.
Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with the fund, the Board noted that the fees under the Subadvisory Agreement are paid by the Advisor and not the fund. The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement.
In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor’s relationship with the fund, such as the opportunity to provide advisory services to additional funds in the John Hancock Fund Complex and reputational benefits.
Subadvisory fees. The Board considered that the fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to the Subadvisor. As noted above, the Board also considered the fund’s subadvisory fees as compared to similarly situated investment companies deemed to be comparable to the fund as included in the report prepared by the independent third-party provider of fund data, to the extent available. The Board also noted that the limited size of the Lipper peer group was not sufficient for comparative purposes. The Board also took into account the subadvisory fees paid by the Advisor to the Subadvisor with respect to the fund and compared them to fees charged by the Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.
Subadvisor performance. As noted above, the Board considered the fund’s performance as compared to the fund’s peer group median and the benchmark index and noted that the Board reviews information about the fund’s performance results at its regularly scheduled meetings. The Board noted the Advisor’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor’s focus on the Subadvisor’s performance. The Board also noted the Subadvisor’s long-term performance record for similar accounts, as applicable.
The Board’s decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:
(1)	the Subadvisor has extensive experience and demonstrated skills as a manager;
(2)	the performance of the fund has generally been in line with or outperformed the historical performance of its benchmark index;
(3)	the subadvisory fee is reasonable in relation to the level and quality of services being provided under the Subadvisory Agreement; and
(4)	noted that the subadvisory fees are paid by the Advisor not the fund and that the subadvisory fee breakpoints are reflected as breakpoints in the advisory fees for the fund in order to permit shareholders to benefit from economies of scale if the fund grows.
***
Based on the Board’s evaluation of all factors that the Board deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and the Subadvisory Agreement would be in the best interest of the fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement for an additional one-year period.
SEMIANNUAL REPORT | JOHN HANCOCK INCOME FUND	59

More information
Trustees
Hassell H. McClellan, Chairpersonπ
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
James R. Boyle
William H. Cunningham*
Grace K. Fey
Noni L. Ellison
Dean C. Garfield
Deborah C. Jackson
Paul Lorentz†
Frances G. Rathke*
Gregory A. Russo
Officers
Kristie M. Feinberg#
President
Charles A. Rizzo
Chief Financial Officer
Salvatore Schiavone
Treasurer
Christopher (Kit) Sechler
Secretary and Chief Legal Officer
Trevor Swanberg
Chief Compliance Officer
Investment advisor
John Hancock Investment Management LLC
Subadvisor
Manulife Investment Management (US) LLC
Portfolio Managers
Christopher M. Chapman, CFA
Thomas C. Goggins
Bradley L. Lutz, CFA
Kisoo Park
Principal distributor
John Hancock Investment Management Distributors LLC
Custodian
State Street Bank and Trust Company
Transfer agent
John Hancock Signature Services, Inc.
Legal counsel
K&L Gates LLP

π Member of the Audit Committee as of September 26, 2023.
† Non-Independent Trustee
* Member of the Audit Committee
# Effective June 29, 2023.
The fund’s proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.
All of the fund’s holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund’s Form N-PORT filings are available on our website and the SEC’s website, sec.gov.
We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.
You can also contact us:
800-225-5291	Regular mail:	Express mail:
jhinvestments.com	John Hancock Signature Services, Inc. P.O. Box 219909 Kansas City, MO 64121-9909	John Hancock Signature Services, Inc. 430 W 7th Street Suite 219909 Kansas City, MO 64105-1407
60	JOHN HANCOCK INCOME FUND | SEMIANNUAL REPORT

John Hancock family of funds
U.S. EQUITY FUNDS

Blue Chip Growth
Classic Value
Disciplined Value
Disciplined Value Mid Cap
Equity Income
Financial Industries
Fundamental All Cap Core
Fundamental Large Cap Core
Mid Cap Growth
New Opportunities
Regional Bank
Small Cap Core
Small Cap Dynamic Growth
Small Cap Value
U.S. Global Leaders Growth
U.S. Growth
INTERNATIONAL EQUITY FUNDS

Disciplined Value International
Emerging Markets
Emerging Markets Equity
Fundamental Global Franchise
Global Environmental Opportunities
Global Equity
Global Shareholder Yield
Global Thematic Opportunities
International Dynamic Growth
International Growth
International Small Company
FIXED-INCOME FUNDS

Bond
California Municipal Bond
Emerging Markets Debt
Floating Rate Income
Government Income
High Yield
High Yield Municipal Bond
Income
Investment Grade Bond
Money Market
Municipal Opportunities
Opportunistic Fixed Income
Short Duration Bond
Short Duration Municipal Opportunities
Strategic Income Opportunities
ALTERNATIVE FUNDS

Alternative Asset Allocation
Diversified Macro
Infrastructure
Multi-Asset Absolute Return
Real Estate Securities
Seaport Long/Short

A fund’s investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investment Management at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

EXCHANGE-TRADED FUNDS

John Hancock Corporate Bond ETF
John Hancock Disciplined Value International Select ETF
John Hancock Dynamic Municipal Bond ETF
John Hancock Fundamental All Cap Core ETF
John Hancock International High Dividend ETF
John Hancock Mortgage-Backed Securities ETF
John Hancock Multifactor Developed International ETF
John Hancock Multifactor Emerging Markets ETF
John Hancock Multifactor Large Cap ETF
John Hancock Multifactor Mid Cap ETF
John Hancock Multifactor Small Cap ETF
John Hancock Preferred Income ETF
John Hancock U.S. High Dividend ETF
ASSET ALLOCATION/TARGET DATE FUNDS

Balanced
Multi-Asset High Income
Lifestyle Blend Portfolios
Lifetime Blend Portfolios
Multimanager Lifestyle Portfolios
Multimanager Lifetime Portfolios
ENVIRONMENTAL, SOCIAL, AND
GOVERNANCE FUNDS

ESG Core Bond
ESG International Equity
ESG Large Cap Core
CLOSED-END FUNDS

Asset-Based Lending
Financial Opportunities
Hedged Equity & Income
Income Securities Trust
Investors Trust
Preferred Income
Preferred Income II
Preferred Income III
Premium Dividend
Tax-Advantaged Dividend Income
Tax-Advantaged Global Shareholder Yield
John Hancock ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.
John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP. Foreside is not affiliated with John Hancock Investment Management Distributors LLC, Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP.
Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

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managers, along with strong risk-adjusted returns across asset classes.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife Investment Management, the Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Income Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF3267919	91SA 11/23
1/2024

Semiannual report
John Hancock
Managed Account Shares
Fixed income
November 30, 2023
Beginning on July 24, 2024, as required by regulations adopted by the U.S. Securities and Exchange Commission, open-end mutual funds and ETFs will transmit tailored annual and semiannual reports to shareholders that highlight key information deemed important for retail investors to assess and monitor their fund investments. Other information, including financial statements, will no longer appear in shareholder reports transmitted to shareholders, but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR.

John Hancock
Managed Account Shares

2	Portfolio summary
6	Your expenses
7	Portfolios’ investments
28	Financial statements
32	Financial highlights
34	Notes to financial statements
41	Evaluation of advisory and subadvisory agreements by the Board of Trustees
53	More information
1	JOHN HANCOCK MANAGED ACCOUNT SHARES | SEMIANNUAL REPORT

Portfolio summary
John Hancock Managed Account Shares Investment-Grade Corporate Bond Portfolio
SECTOR COMPOSITION AS OF 11/30/2023 (% of net assets)

QUALITY COMPOSITION AS OF 11/30/2023 (% of net assets)

Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 11-30-23 and do not reflect subsequent downgrades or upgrades, if any.
COUNTRY COMPOSITION AS OF 11/30/2023 (% of net assets)
United States	83.0
Ireland	3.7
Canada	3.0
Norway	2.3
Netherlands	1.6
United Kingdom	1.5
France	1.1
Bermuda	1.1
Other countries	2.7
TOTAL	100.0
Notes about risk
The portfolios are subject to various risks as described in the portfolio’s prospectus. Political tensions, armed conflicts, and any resulting economic sanctions on entities and/or individuals of a particular country could lead such a country into an economic recession. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange-trading suspensions, and closures, which may lead to less liquidity in certain instruments, industries, sectors, or the markets, generally, and may ultimately affect portfolio performance. For more information, please refer to the “Principal risks” section of the prospectus.
SEMIANNUAL REPORT | JOHN HANCOCK MANAGED ACCOUNT SHARES	2

John Hancock Managed Account Shares Non-Investment-Grade Corporate Bond Portfolio
SECTOR COMPOSITION AS OF 11/30/2023 (% of net assets)

QUALITY COMPOSITION AS OF 11/30/2023 (% of net assets)

Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 11-30-23 and do not reflect subsequent downgrades or upgrades, if any.
COUNTRY COMPOSITION AS OF 11/30/2023 (% of net assets)
United States	74.8
Mexico	5.5
Canada	4.8
United Kingdom	3.6
Luxembourg	2.5
Israel	2.4
France	1.6
Ireland	1.2
Puerto Rico	1.2
Brazil	1.1
Other countries	1.3
TOTAL	100.0
Notes about risk
The portfolios are subject to various risks as described in the portfolio’s prospectus. Political tensions, armed conflicts, and any resulting economic sanctions on entities and/or individuals of a particular country could lead such a country into an economic recession. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange-trading suspensions, and closures, which may lead to less liquidity in certain instruments, industries, sectors, or the markets, generally, and may ultimately affect portfolio performance. For more information, please refer to the “Principal risks” section of the prospectus.
3	JOHN HANCOCK MANAGED ACCOUNT SHARES | SEMIANNUAL REPORT

John Hancock Managed Account Shares Non-Investment-Grade Municipal Bond Portfolio
SECTOR COMPOSITION AS OF 11/30/2023 (% of net assets)

QUALITY COMPOSITION AS OF 11/30/2023 (% of net assets)

Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 11-30-23 and do not reflect subsequent downgrades or upgrades, if any.
Notes about risk
The portfolios are subject to various risks as described in the fund’s prospectus. Political tensions, armed conflicts, and any resulting economic sanctions on entities and/or individuals of a particular country could lead such a country into an economic recession. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange-trading suspensions, and closures, which may lead to less liquidity in certain instruments, industries, sectors, or the markets, generally, and may ultimately affect portfolio performance. For more information, please refer to the “Principal risks” section of the prospectus.
SEMIANNUAL REPORT | JOHN HANCOCK MANAGED ACCOUNT SHARES	4

John Hancock Managed Account Shares Securitized Debt Portfolio
PORTFOLIO COMPOSITION AS OF 11/30/2023 (% of net assets)

QUALITY COMPOSITION AS OF 11/30/2023 (% of net assets)

Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 11-30-23 and do not reflect subsequent downgrades or upgrades, if any.
Notes about risk
The portfolios are subject to various risks as described in the portfolio’s prospectus. Political tensions, armed conflicts, and any resulting economic sanctions on entities and/or individuals of a particular country could lead such a country into an economic recession. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange-trading suspensions, and closures, which may lead to less liquidity in certain instruments, industries, sectors, or the markets, generally, and may ultimately affect portfolio performance. For more information, please refer to the “Principal risks” section of the prospectus.
5	JOHN HANCOCK MANAGED ACCOUNT SHARES | SEMIANNUAL REPORT

Your expenses
These examples are intended to help you understand your ongoing costs (in dollars) of investing in a portfolio so you can compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 at the beginning of the period and held for the entire period (June 1, 2023 through November 30, 2023).
Actual expenses/actual returns
The first line in the table on the following page is intended to provide information about a portfolio’s actual ongoing operating expenses, and is based on the portfolio’s actual NAV return. It assumes an account value of $1,000.00 on June 1, 2023, with the same investment held until November 30, 2023.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at November 30, 2023, by $1,000.00, then multiply it by the “expenses paid” from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line in the table on the following page allows you to compare a portfolio’s ongoing operating expenses with those of any other portfolio. It provides an example of the portfolio’s hypothetical account values and hypothetical expenses based on the portfolio’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the portfolio’s actual return). It assumes an account value of $1,000.00 on June 1, 2023, with the same investment held until November 30, 2023. Look in any other portfolio shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
SHAREHOLDER EXPENSE EXAMPLE CHART

	Account value on 6-1-2023	Ending value on 11-30-2023	Expenses paid during period ended 11-30-2023[1]	Annualized expense ratio
Managed Account Shares Investment-Grade Corporate Bond Portfolio
Actual expenses/actual returns	$1,000.00	$1,025.40	$0.00	0.00%
Hypothetical example	1,000.00	1,025.00	0.00	0.00%
Managed Account Shares Non-Investment-Grade Corporate Bond Portfolio
Actual expenses/actual returns	$1,000.00	$1,044.50	$0.05	0.01%
Hypothetical example	1,000.00	1,025.00	0.05	0.01%
Managed Account Shares Non-Investment-Grade Municipal Bond Portfolio
Actual expenses/actual returns	$1,000.00	$1,032.70	$0.00	0.00%
Hypothetical example	1,000.00	1,025.00	0.00	0.00%
Managed Account Shares Securitized Debt Portfolio
Actual expenses/actual returns	$1,000.00	$1,018.70	$0.00	0.00%
Hypothetical example	1,000.00	1,025.00	0.00	0.00%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).
SEMIANNUAL REPORT | JOHN HANCOCK MANAGED ACCOUNT SHARES	6

Portfolios’ investments
MANAGED ACCOUNT SHARES INVESTMENT-GRADE CORPORATE BOND PORTFOLIO

As of 11-30-23 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
Corporate bonds 99.0%				$168,545,291
(Cost $170,518,061)
Communication services 6.7%				11,335,142
Entertainment 2.2%
Netflix, Inc. (A)	4.875	06-15-30	989,000	971,775
WarnerMedia Holdings, Inc.	4.279	03-15-32	556,000	490,483
WarnerMedia Holdings, Inc.	5.050	03-15-42	445,000	367,406
WarnerMedia Holdings, Inc.	5.141	03-15-52	2,256,000	1,803,132
Media 3.3%
Charter Communications Operating LLC	4.200	03-15-28	1,150,000	1,082,217
Charter Communications Operating LLC	5.750	04-01-48	2,142,000	1,806,952
Charter Communications Operating LLC	6.384	10-23-35	1,212,000	1,189,891
Paramount Global	4.200	05-19-32	312,000	263,794
Paramount Global	4.375	03-15-43	522,000	355,555
Paramount Global	4.950	05-19-50	1,300,000	956,298
Wireless telecommunication services 1.2%
T-Mobile USA, Inc.	3.875	04-15-30	1,554,000	1,427,372
T-Mobile USA, Inc.	5.650	01-15-53	635,000	620,267
Consumer discretionary 9.1%				15,572,178
Automobiles 6.2%
Ford Motor Company	3.250	02-12-32	1,270,000	1,012,977
Ford Motor Credit Company LLC	6.800	05-12-28	1,279,000	1,301,238
Ford Motor Credit Company LLC	7.122	11-07-33	702,000	731,602
General Motors Company	5.400	10-15-29	1,254,000	1,235,465
General Motors Financial Company, Inc.	2.400	04-10-28	1,550,000	1,355,996
General Motors Financial Company, Inc.	3.600	06-21-30	3,248,000	2,845,765
Hyundai Capital America (A)	2.375	10-15-27	411,000	362,032
Nissan Motor Acceptance Company LLC (A)	1.850	09-16-26	1,200,000	1,059,098
Nissan Motor Acceptance Company LLC (A)	2.000	03-09-26	750,000	679,416
Distributors 0.1%
LKQ Corp.	5.750	06-15-28	190,000	188,527
Hotels, restaurants and leisure 1.5%
Choice Hotels International, Inc.	3.700	12-01-29	339,000	290,291
Choice Hotels International, Inc.	3.700	01-15-31	235,000	194,761
Expedia Group, Inc.	3.800	02-15-28	2,221,000	2,085,180
Specialty retail 0.3%
AutoNation, Inc.	4.750	06-01-30	577,000	535,342
Textiles, apparel and luxury goods 1.0%
Tapestry, Inc.	7.700	11-27-30	835,000	846,475
Tapestry, Inc.	7.850	11-27-33	835,000	848,013
Consumer staples 3.9%				6,699,785
Beverages 0.4%
Anheuser-Busch Companies LLC	4.700	02-01-36	708,000	674,657
Food products 3.5%
JBS USA LUX SA	3.625	01-15-32	1,098,000	898,499
JBS USA LUX SA	5.125	02-01-28	244,000	236,890
JBS USA LUX SA	5.750	04-01-33	1,595,000	1,506,204
Kraft Heinz Foods Company	4.375	06-01-46	2,418,000	1,973,975
Kraft Heinz Foods Company	5.000	06-04-42	404,000	364,857
Pilgrim’s Pride Corp.	6.250	07-01-33	1,061,000	1,044,703
7	JOHN HANCOCK MANAGED ACCOUNT SHARES | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Energy 18.4%				$31,233,994
Oil, gas and consumable fuels 18.4%
Aker BP ASA (A)	3.100	07-15-31	262,000	216,843
Aker BP ASA (A)	4.000	01-15-31	1,951,000	1,728,317
Cheniere Energy Partners LP	3.250	01-31-32	1,906,000	1,569,170
Cheniere Energy Partners LP	4.500	10-01-29	315,000	293,864
Columbia Pipelines Operating Company LLC (A)	5.927	08-15-30	248,000	248,993
Columbia Pipelines Operating Company LLC (A)	6.036	11-15-33	385,000	388,493
Continental Resources, Inc. (A)	2.875	04-01-32	1,300,000	1,018,286
Continental Resources, Inc.	4.900	06-01-44	283,000	217,947
Continental Resources, Inc. (A)	5.750	01-15-31	649,000	629,861
Enbridge, Inc. (5.750% to 7-15-30, then 5 Year CMT + 5.314% to 7-15-50, then 5 Year CMT + 6.064%)	5.750	07-15-80	2,940,000	2,554,860
Enbridge, Inc. (6.250% to 3-1-28, then 3 month CME Term SOFR + 3.903% to 3-1-48, then 3 month CME Term SOFR + 4.653%)	6.250	03-01-78	1,771,000	1,581,467
Enbridge, Inc. (8.500% to 1-15-34, then 5 Year CMT + 4.431% to 1-15-54, then 5 Year CMT + 5.181%)	8.500	01-15-84	870,000	872,763
Energy Transfer LP	4.200	04-15-27	655,000	626,196
Energy Transfer LP	5.150	03-15-45	483,000	418,576
Energy Transfer LP	5.250	04-15-29	2,090,000	2,052,988
Energy Transfer LP	5.400	10-01-47	1,621,000	1,426,984
Energy Transfer LP	5.500	06-01-27	370,000	369,525
Enterprise Products Operating LLC (5.250% to 8-16-27, then 3 month CME Term SOFR + 3.295%)	5.250	08-16-77	2,119,000	1,942,029
Kinder Morgan Energy Partners LP	7.750	03-15-32	275,000	302,016
MPLX LP	4.125	03-01-27	15,000	14,409
MPLX LP	4.250	12-01-27	658,000	628,970
MPLX LP	4.950	09-01-32	663,000	627,839
MPLX LP	5.000	03-01-33	425,000	401,091
Occidental Petroleum Corp.	6.450	09-15-36	1,117,000	1,143,909
Occidental Petroleum Corp.	6.625	09-01-30	244,000	252,428
ONEOK, Inc.	5.650	11-01-28	319,000	321,108
ONEOK, Inc.	6.050	09-01-33	1,195,000	1,216,459
ONEOK, Inc.	6.625	09-01-53	761,000	799,100
Ovintiv, Inc.	5.650	05-15-28	198,000	197,400
Ovintiv, Inc.	6.250	07-15-33	198,000	197,382
Ovintiv, Inc.	7.200	11-01-31	27,000	28,397
Sabine Pass Liquefaction LLC	4.200	03-15-28	436,000	416,529
Sabine Pass Liquefaction LLC	4.500	05-15-30	1,369,000	1,292,464
Sabine Pass Liquefaction LLC	5.000	03-15-27	521,000	516,152
Targa Resources Corp.	4.950	04-15-52	610,000	500,407
Targa Resources Partners LP	4.000	01-15-32	664,000	577,116
The Williams Companies, Inc.	4.650	08-15-32	462,000	432,992
Var Energi ASA (A)	7.500	01-15-28	200,000	206,364
Var Energi ASA (A)	8.000	11-15-32	1,648,000	1,770,430
Western Midstream Operating LP	4.050	02-01-30	1,237,000	1,121,056
Western Midstream Operating LP	6.150	04-01-33	112,000	112,814
Financials 17.7%				30,048,624
Banks 6.4%
Banco Santander SA	4.379	04-12-28	250,000	234,333
Bank of America Corp. (3.846% to 3-8-32, then 5 Year CMT + 2.000%)	3.846	03-08-37	221,000	186,444
Bank of America Corp. (6.300% to 3-10-26, then 3 month CME Term SOFR + 4.815%) (B)	6.300	03-10-26	59,000	58,525
BNP Paribas SA (9.250% to 11-17-27, then 5 Year CMT + 4.969%) (A)(B)	9.250	11-17-27	285,000	299,215
Citigroup, Inc. (2.561% to 5-1-31, then Overnight SOFR + 1.167%)	2.561	05-01-32	108,000	86,879
Citigroup, Inc. (6.174% to 5-25-33, then Overnight SOFR + 2.661%)	6.174	05-25-34	381,000	378,073
Citizens Financial Group, Inc.	3.250	04-30-30	129,000	107,581
Credit Agricole SA (A)	3.250	01-14-30	409,000	347,351
Credit Agricole SA (6.316% to 10-3-28, then Overnight SOFR + 1.860%) (A)	6.316	10-03-29	961,000	979,440
Fifth Third Bancorp (6.339% to 7-27-28, then Overnight SOFR + 2.340%)	6.339	07-27-29	673,000	679,370
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MANAGED ACCOUNT SHARES	8

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Banks (continued)
Huntington Bancshares, Inc. (6.208% to 8-21-28, then Overnight SOFR + 2.020%)	6.208	08-21-29	478,000	$478,742
JPMorgan Chase & Co. (4.600% to 2-1-25, then 3 month CME Term SOFR + 3.125%) (B)	4.600	02-01-25	556,000	533,674
NatWest Group PLC (3.754% to 11-1-24, then 5 Year CMT + 2.100%)	3.754	11-01-29	230,000	221,256
Santander Holdings USA, Inc. (2.490% to 1-6-27, then Overnight SOFR + 1.249%)	2.490	01-06-28	164,000	146,923
Santander Holdings USA, Inc.	3.244	10-05-26	458,000	423,244
Santander Holdings USA, Inc.	3.450	06-02-25	315,000	302,197
Santander Holdings USA, Inc.	4.400	07-13-27	255,000	242,714
Societe Generale SA (6.221% to 6-15-32, then 1 Year CMT + 3.200%) (A)	6.221	06-15-33	320,000	300,022
The PNC Financial Services Group, Inc. (3.400% to 9-15-26, then 5 Year CMT + 2.595%) (B)	3.400	09-15-26	1,711,000	1,311,362
The PNC Financial Services Group, Inc. (6.250% to 3-15-30, then 7 Year CMT + 2.808%) (B)	6.250	03-15-30	379,000	330,489
The PNC Financial Services Group, Inc. (3 month CME Term SOFR + 3.302%) (B)(C)	8.711	03-01-24	47,000	46,764
Truist Financial Corp. (5.867% to 6-8-33, then Overnight SOFR + 2.361%)	5.867	06-08-34	1,000,000	973,703
Truist Financial Corp. (7.161% to 10-30-28, then Overnight SOFR + 2.446%)	7.161	10-30-29	602,000	629,360
U.S. Bancorp (5.836% to 6-10-33, then Overnight SOFR + 2.260%)	5.836	06-12-34	1,100,000	1,083,061
Wells Fargo & Company (5.875% to 6-15-25, then 9.865% thereafter) (B)	5.875	06-15-25	554,000	545,716
Capital markets 7.8%
Ares Capital Corp.	2.150	07-15-26	2,010,000	1,799,734
Ares Capital Corp.	2.875	06-15-28	674,000	574,993
Ares Capital Corp.	3.250	07-15-25	236,000	223,407
Ares Capital Corp.	3.875	01-15-26	1,536,000	1,455,111
Blackstone Private Credit Fund	2.350	11-22-24	560,000	538,183
Blackstone Private Credit Fund	2.700	01-15-25	549,000	525,578
Blackstone Private Credit Fund	3.250	03-15-27	35,000	31,114
Blackstone Private Credit Fund	4.000	01-15-29	1,158,000	1,016,380
Deutsche Bank AG (2.311% to 11-16-26, then Overnight SOFR + 1.219%)	2.311	11-16-27	230,000	205,553
Deutsche Bank AG (2.552% to 1-7-27, then Overnight SOFR + 1.318%)	2.552	01-07-28	297,000	265,495
Deutsche Bank AG (6.819% to 11-20-28, then Overnight SOFR + 2.510%)	6.819	11-20-29	672,000	684,644
Jefferies Financial Group, Inc.	5.875	07-21-28	577,000	572,616
Lazard Group LLC	4.375	03-11-29	792,000	742,808
Macquarie Bank, Ltd. (A)	3.624	06-03-30	229,000	191,917
Morgan Stanley (2.484% to 9-16-31, then Overnight SOFR + 1.360%)	2.484	09-16-36	249,000	188,000
The Charles Schwab Corp. (5.643% to 5-19-28, then Overnight SOFR + 2.210%)	5.643	05-19-29	1,000,000	996,255
The Charles Schwab Corp. (6.196% to 11-17-28, then Overnight SOFR + 1.878%)	6.196	11-17-29	1,600,000	1,624,044
The Goldman Sachs Group, Inc. (2.650% to 10-21-31, then Overnight SOFR + 1.264%)	2.650	10-21-32	212,000	169,146
UBS Group AG (6.301% to 9-22-33, then 1 Year CMT + 2.000%) (A)	6.301	09-22-34	560,000	565,263
UBS Group AG (9.250% to 11-13-28, then 5 Year CMT + 4.745%) (A)(B)	9.250	11-13-28	503,000	525,523
UBS Group AG (9.250% to 11-13-33, then 5 Year CMT + 4.758%) (A)(B)	9.250	11-13-33	375,000	397,472
Consumer finance 0.5%
Ally Financial, Inc. (6.992% to 6-13-28, then Overnight SOFR + 3.260%)	6.992	06-13-29	543,000	545,879
Discover Financial Services	4.100	02-09-27	280,000	259,949
Financial services 0.2%
Corebridge Financial, Inc. (6.875% to 12-15-27, then 5 Year CMT + 3.846%)	6.875	12-15-52	297,000	285,214
Insurance 2.8%
Athene Holding, Ltd.	3.500	01-15-31	2,154,000	1,826,993
CNA Financial Corp.	2.050	08-15-30	208,000	167,093
CNO Financial Group, Inc.	5.250	05-30-29	1,303,000	1,248,514
MetLife, Inc. (6.400% to 12-15-36, then 3 month LIBOR + 2.205%)	6.400	12-15-36	575,000	565,106
Nippon Life Insurance Company (2.750% to 1-21-31, then 5 Year CMT + 2.653%) (A)	2.750	01-21-51	251,000	201,398
SBL Holdings, Inc. (A)	5.000	02-18-31	120,000	95,723
Teachers Insurance & Annuity Association of America (A)	4.270	05-15-47	783,000	633,081
Health care 5.6%				9,558,854
Biotechnology 0.2%
Amgen, Inc.	5.250	03-02-30	405,000	407,068
9	JOHN HANCOCK MANAGED ACCOUNT SHARES | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Health care (continued)
Health care providers and services 3.2%
Cencora, Inc.	2.800	05-15-30	418,000	$359,612
Centene Corp.	4.625	12-15-29	1,690,000	1,569,559
Fresenius Medical Care US Finance III, Inc. (A)	2.375	02-16-31	942,000	694,130
Fresenius Medical Care US Finance III, Inc. (A)	3.750	06-15-29	1,968,000	1,677,456
Universal Health Services, Inc.	1.650	09-01-26	345,000	309,975
Universal Health Services, Inc.	2.650	10-15-30	1,109,000	902,107
Life sciences tools and services 0.6%
IQVIA, Inc. (A)	6.250	02-01-29	536,000	544,047
Thermo Fisher Scientific, Inc.	4.977	08-10-30	407,000	406,375
Pharmaceuticals 1.6%
Pfizer Investment Enterprises Pte, Ltd.	4.750	05-19-33	667,000	648,873
Royalty Pharma PLC	1.750	09-02-27	849,000	743,814
Viatris, Inc.	2.700	06-22-30	997,000	809,753
Viatris, Inc.	4.000	06-22-50	750,000	486,085
Industrials 17.9%				30,405,138
Aerospace and defense 4.0%
DAE Funding LLC (A)	3.375	03-20-28	686,000	617,438
Huntington Ingalls Industries, Inc.	4.200	05-01-30	464,000	426,999
Lockheed Martin Corp.	5.250	01-15-33	1,000,000	1,021,040
The Boeing Company	3.200	03-01-29	541,000	489,651
The Boeing Company	5.040	05-01-27	1,515,000	1,505,141
The Boeing Company	5.150	05-01-30	2,827,000	2,800,919
Building products 1.0%
Owens Corning	3.875	06-01-30	450,000	407,790
Owens Corning	3.950	08-15-29	1,423,000	1,317,098
Electrical equipment 1.1%
Regal Rexnord Corp. (A)	6.050	02-15-26	1,395,000	1,392,564
Regal Rexnord Corp. (A)	6.400	04-15-33	495,000	487,813
Machinery 0.1%
Ingersoll Rand, Inc.	5.400	08-14-28	149,000	149,330
Passenger airlines 5.6%
Air Canada 2017-1 Class B Pass Through Trust (A)	3.700	01-15-26	149,090	139,876
Alaska Airlines 2020-1 Class B Pass Through Trust (A)	8.000	08-15-25	399,487	398,681
American Airlines 2016-1 Class AA Pass Through Trust	3.575	01-15-28	423,476	387,396
American Airlines 2017-1 Class AA Pass Through Trust	3.650	02-15-29	966,926	873,838
American Airlines 2017-2 Class A Pass Through Trust	3.600	10-15-29	35,116	30,042
American Airlines 2019-1 Class A Pass Through Trust	3.500	02-15-32	17,013	13,902
American Airlines 2019-1 Class AA Pass Through Trust	3.150	02-15-32	482,845	408,454
American Airlines 2021-1 Class A Pass Through Trust	2.875	07-11-34	762,780	619,228
American Airlines 2021-1 Class B Pass Through Trust	3.950	07-11-30	137,410	119,558
British Airways 2018-1 Class A Pass Through Trust (A)	4.125	09-20-31	83,815	75,089
British Airways 2020-1 Class A Pass Through Trust (A)	4.250	11-15-32	277,619	250,417
British Airways 2020-1 Class B Pass Through Trust (A)	8.375	11-15-28	163,197	167,009
Delta Air Lines, Inc. (A)	4.750	10-20-28	802,000	770,076
JetBlue 2019-1 Class AA Pass Through Trust	2.750	05-15-32	735,396	598,860
United Airlines 2014-2 Class A Pass Through Trust	3.750	09-03-26	962,802	904,126
United Airlines 2016-1 Class A Pass Through Trust	3.450	07-07-28	428,496	372,632
United Airlines 2019-1 Class A Pass Through Trust	4.550	08-25-31	259,885	224,547
United Airlines 2020-1 Class A Pass Through Trust	5.875	10-15-27	2,210,742	2,201,598
United Airlines 2020-1 Class B Pass Through Trust	4.875	01-15-26	265,696	254,743
United Airlines 2023-1 Class A Pass Through Trust	5.800	01-15-36	683,000	655,085
Professional services 0.5%
Concentrix Corp.	6.600	08-02-28	743,000	742,218
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MANAGED ACCOUNT SHARES	10

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Trading companies and distributors 5.6%
AerCap Ireland Capital DAC	1.750	01-30-26	1,526,000	$1,395,575
AerCap Ireland Capital DAC	2.450	10-29-26	3,629,000	3,305,993
AerCap Ireland Capital DAC	3.000	10-29-28	1,466,000	1,292,067
Air Lease Corp.	2.100	09-01-28	207,000	175,856
Air Lease Corp.	2.875	01-15-26	493,000	463,917
Air Lease Corp.	3.625	12-01-27	380,000	351,884
Ashtead Capital, Inc. (A)	4.250	11-01-29	469,000	424,669
Ashtead Capital, Inc. (A)	5.500	08-11-32	1,140,000	1,088,726
Ashtead Capital, Inc. (A)	5.550	05-30-33	200,000	190,035
Ashtead Capital, Inc. (A)	5.950	10-15-33	525,000	509,828
SMBC Aviation Capital Finance DAC (A)	2.300	06-15-28	449,000	383,430
Information technology 6.5%				11,140,709
Communications equipment 0.1%
Motorola Solutions, Inc.	2.300	11-15-30	175,000	142,142
Motorola Solutions, Inc.	2.750	05-24-31	184,000	151,452
IT services 0.1%
VeriSign, Inc.	2.700	06-15-31	200,000	164,035
Semiconductors and semiconductor equipment 6.0%
Broadcom, Inc. (A)	3.419	04-15-33	596,000	500,865
Broadcom, Inc.	4.750	04-15-29	1,723,000	1,678,820
Foundry JV Holdco LLC (A)	5.875	01-25-34	1,000,000	990,751
Marvell Technology, Inc.	5.950	09-15-33	1,400,000	1,418,272
Micron Technology, Inc.	2.703	04-15-32	499,000	399,515
Micron Technology, Inc.	4.185	02-15-27	1,229,000	1,182,288
Micron Technology, Inc.	4.975	02-06-26	750,000	742,612
Micron Technology, Inc.	5.327	02-06-29	1,025,000	1,013,680
Micron Technology, Inc.	6.750	11-01-29	1,778,000	1,864,168
NXP BV	3.875	06-18-26	296,000	284,817
Qorvo, Inc. (A)	3.375	04-01-31	141,000	114,029
Software 0.2%
Oracle Corp.	2.950	04-01-30	151,000	132,318
VMware, Inc.	4.700	05-15-30	225,000	214,353
Technology hardware, storage and peripherals 0.1%
Dell International LLC	5.300	10-01-29	147,000	146,592
Materials 2.9%				4,999,662
Chemicals 1.4%
Braskem Netherlands Finance BV (A)	4.500	01-31-30	1,993,000	1,639,821
Braskem Netherlands Finance BV (A)	5.875	01-31-50	243,000	179,408
OCI NV (A)	6.700	03-16-33	595,000	580,840
Metals and mining 1.5%
Anglo American Capital PLC (A)	4.750	04-10-27	229,000	222,704
Freeport-McMoRan, Inc.	4.250	03-01-30	1,129,000	1,030,028
Freeport-McMoRan, Inc.	5.450	03-15-43	1,276,000	1,144,844
Newmont Corp.	2.800	10-01-29	230,000	202,017
Real estate 4.8%				8,145,706
Hotel and resort REITs 0.6%
Host Hotels & Resorts LP	4.000	06-15-25	1,045,000	1,010,695
Real estate management and development 0.4%
CoStar Group, Inc. (A)	2.800	07-15-30	773,000	634,551
Residential REITs 0.2%
American Homes 4 Rent LP	4.250	02-15-28	297,000	280,427
11	JOHN HANCOCK MANAGED ACCOUNT SHARES | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Real estate (continued)
Specialized REITs 3.6%
American Tower Corp.	3.800	08-15-29	247,000	$226,762
American Tower Trust I (A)	5.490	03-15-28	560,000	560,621
Crown Castle, Inc.	3.650	09-01-27	80,000	74,772
Crown Castle, Inc.	3.800	02-15-28	1,634,000	1,520,958
GLP Capital LP	3.250	01-15-32	332,000	266,685
GLP Capital LP	4.000	01-15-30	295,000	258,910
GLP Capital LP	5.375	04-15-26	263,000	257,001
SBA Tower Trust (A)	6.599	01-15-28	328,000	333,502
VICI Properties LP (A)	4.125	08-15-30	59,000	51,411
VICI Properties LP	4.375	05-15-25	70,000	68,171
VICI Properties LP (A)	4.625	12-01-29	2,622,000	2,372,902
VICI Properties LP	5.125	05-15-32	248,000	228,338
Utilities 5.5%				9,405,499
Electric utilities 3.5%
American Electric Power Company, Inc.	5.625	03-01-33	268,000	268,461
Constellation Energy Generation LLC	6.500	10-01-53	471,000	492,458
Duke Energy Corp.	2.450	06-01-30	180,000	151,059
Eversource Energy	5.125	05-15-33	593,000	572,085
Georgia Power Company	4.950	05-17-33	324,000	313,570
NextEra Energy Capital Holdings, Inc.	2.250	06-01-30	918,000	756,832
NRG Energy, Inc. (A)	2.450	12-02-27	502,000	439,938
NRG Energy, Inc. (A)	4.450	06-15-29	66,000	59,933
NRG Energy, Inc. (A)	7.000	03-15-33	443,000	447,895
Vistra Operations Company LLC (A)	3.700	01-30-27	165,000	153,416
Vistra Operations Company LLC (A)	4.300	07-15-29	1,973,000	1,789,473
Vistra Operations Company LLC (A)	6.950	10-15-33	535,000	546,182
Multi-utilities 2.0%
National Grid PLC	5.809	06-12-33	1,545,000	1,550,908
NiSource, Inc.	1.700	02-15-31	180,000	139,744

San Diego Gas & Electric Company	4.950	08-15-28	1,158,000	1,153,546

Sempra	5.500	08-01-33	575,000	569,999
Municipal bonds 0.2%				$293,939
(Cost $437,571)
Foothill-Eastern Transportation Corridor Agency (California)	4.094	01-15-49	30,000	23,217
Golden State Tobacco Securitization Corp. (California)	4.214	06-01-50	108,000	75,952
Maryland Health & Higher Educational Facilities Authority	3.197	07-01-50	125,000	83,604
Ohio Turnpike & Infrastructure Commission	3.216	02-15-48	30,000	20,933
Regents of the University of California Medical Center	3.006	05-15-50	140,000	90,233

	Yield (%)	Shares	Value
Short-term investments 1.7%			$2,905,841
(Cost $2,905,659)
Short-term funds 1.7%			2,905,841
John Hancock Collateral Trust (D)	5.4088(E)	290,581	2,905,841

Total investments (Cost $173,861,291) 100.9%	$171,745,071
Other assets and liabilities, net (0.9%)	(1,565,580)
Total net assets 100.0%	$170,179,491

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the portfolio.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
CME	Chicago Mercantile Exchange
CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MANAGED ACCOUNT SHARES	12

SOFR	Secured Overnight Financing Rate
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $35,245,839 or 20.7% of the portfolio’s net assets as of 11-30-23.
(B)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(C)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(E)	The rate shown is the annualized seven-day yield as of 11-30-23.
MANAGED ACCOUNT SHARES NON-INVESTMENT-GRADE CORPORATE BOND PORTFOLIO

As of 11-30-23 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
Corporate bonds 98.5%				$42,753,354
(Cost $44,070,562)
Communication services 11.6%				5,052,690
Diversified telecommunication services 4.9%
C&W Senior Financing DAC (A)	6.875	09-15-27	400,000	364,988
Connect Finco SARL (A)	6.750	10-01-26	571,000	548,079
GCI LLC (A)	4.750	10-15-28	394,000	353,725
Telesat Canada (A)	5.625	12-06-26	84,000	50,820
Total Play Telecomunicaciones SA de CV (A)	6.375	09-20-28	200,000	91,804
Total Play Telecomunicaciones SA de CV (A)	7.500	11-12-25	413,000	244,001
Zayo Group Holdings, Inc. (A)	4.000	03-01-27	322,000	245,675
Zayo Group Holdings, Inc. (A)	6.125	03-01-28	319,000	214,154
Entertainment 0.4%
WMG Acquisition Corp. (A)	3.875	07-15-30	216,000	188,140
Interactive media and services 0.8%
Match Group Holdings II LLC (A)	3.625	10-01-31	135,000	110,363
Match Group Holdings II LLC (A)	4.125	08-01-30	252,000	219,288
Media 4.0%
Globo Comunicacao e Participacoes SA (A)	4.875	01-22-30	326,000	270,237
LCPR Senior Secured Financing DAC (A)	5.125	07-15-29	200,000	167,887
News Corp. (A)	3.875	05-15-29	354,000	313,161
Sirius XM Radio, Inc. (A)	4.000	07-15-28	318,000	284,130
Sirius XM Radio, Inc. (A)	5.000	08-01-27	747,000	709,717
Wireless telecommunication services 1.5%
Millicom International Cellular SA (A)	6.250	03-25-29	261,000	241,204
Vodafone Group PLC (7.000% to 4-4-29, then 5 Year U.S. Swap Rate + 4.873% to 4-4-49, then 5 Year U.S. Swap Rate + 5.623%)	7.000	04-04-79	431,000	435,317
Consumer discretionary 17.7%				7,697,142
Automobile components 0.6%
Dealer Tire LLC (A)	8.000	02-01-28	281,000	266,402
Broadline retail 1.6%
Macy’s Retail Holdings LLC (A)	5.875	04-01-29	351,000	329,905
Macy’s Retail Holdings LLC (A)	5.875	03-15-30	136,000	123,420
Macy’s Retail Holdings LLC (A)	6.125	03-15-32	274,000	245,725
Diversified consumer services 0.9%
GEMS MENASA Cayman, Ltd. (A)	7.125	07-31-26	200,000	194,260
Sotheby’s (A)	7.375	10-15-27	200,000	183,411
Hotels, restaurants and leisure 7.8%
CCM Merger, Inc. (A)	6.375	05-01-26	260,000	249,624
Full House Resorts, Inc. (A)	8.250	02-15-28	113,000	101,527
Hilton Grand Vacations Borrower Escrow LLC (A)	5.000	06-01-29	487,000	430,111
Jacobs Entertainment, Inc. (A)	6.750	02-15-29	279,000	250,045
MGM Resorts International	4.750	10-15-28	641,000	592,960
Midwest Gaming Borrower LLC (A)	4.875	05-01-29	539,000	480,159
Mohegan Tribal Gaming Authority (A)	8.000	02-01-26	345,000	323,006
Resorts World Las Vegas LLC (A)	4.625	04-16-29	450,000	382,248
Resorts World Las Vegas LLC (A)	4.625	04-06-31	200,000	154,359
13	JOHN HANCOCK MANAGED ACCOUNT SHARES | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Consumer discretionary (continued)
Hotels, restaurants and leisure (continued)
Resorts World Las Vegas LLC (A)	8.450	07-27-30	300,000	$296,788
Travel + Leisure Company (A)	4.625	03-01-30	158,000	135,485
Household durables 2.0%
Brookfield Residential Properties, Inc. (A)	5.000	06-15-29	375,000	316,223
Century Communities, Inc. (A)	3.875	08-15-29	270,000	234,354
KB Home	4.000	06-15-31	383,000	323,950
Specialty retail 4.8%
Asbury Automotive Group, Inc. (A)	4.625	11-15-29	180,000	162,108
Asbury Automotive Group, Inc.	4.750	03-01-30	272,000	243,841
Group 1 Automotive, Inc. (A)	4.000	08-15-28	185,000	166,720
Lithia Motors, Inc. (A)	3.875	06-01-29	123,000	108,427
Lithia Motors, Inc. (A)	4.375	01-15-31	167,000	143,916
Lithia Motors, Inc. (A)	4.625	12-15-27	219,000	203,550
The Michaels Companies, Inc. (A)	5.250	05-01-28	460,000	335,768
The Michaels Companies, Inc. (A)	7.875	05-01-29	513,000	291,630
Valvoline, Inc. (A)	3.625	06-15-31	521,000	427,220
Consumer staples 2.4%				1,018,587
Food products 2.4%
Coruripe Netherlands BV (A)	10.000	02-10-27	200,000	152,000
MARB BondCo PLC (A)	3.950	01-29-31	560,000	432,359
NBM US Holdings, Inc. (A)	6.625	08-06-29	463,000	434,228
Energy 17.3%				7,500,157
Oil, gas and consumable fuels 17.3%
Antero Midstream Partners LP (A)	5.375	06-15-29	387,000	362,404
Antero Resources Corp. (A)	5.375	03-01-30	113,000	105,838
Ascent Resources Utica Holdings LLC (A)	5.875	06-30-29	648,000	595,498
Ascent Resources Utica Holdings LLC (A)	8.250	12-31-28	72,000	72,064
Civitas Resources, Inc. (A)	8.625	11-01-30	213,000	220,609
Energean Israel Finance, Ltd. (A)	5.375	03-30-28	130,000	113,113
Energean Israel Finance, Ltd. (A)	5.875	03-30-31	219,000	184,673
Energy Transfer LP (6.500% to 11-15-26, then 5 Year CMT + 5.694%) (B)	6.500	11-15-26	1,025,000	959,801
Energy Transfer LP (7.125% to 5-15-30, then 5 Year CMT + 5.306%) (B)	7.125	05-15-30	825,000	730,513
EQM Midstream Partners LP (A)	7.500	06-01-27	50,000	51,104
EQM Midstream Partners LP (A)	7.500	06-01-30	40,000	41,277
Hess Midstream Operations LP (A)	4.250	02-15-30	104,000	93,012
Hess Midstream Operations LP (A)	5.500	10-15-30	95,000	89,654
Leviathan Bond, Ltd. (A)	6.500	06-30-27	715,000	671,052
Leviathan Bond, Ltd. (A)	6.750	06-30-30	93,000	84,294
MC Brazil Downstream Trading SARL (A)	7.250	06-30-31	236,462	180,333
Parkland Corp. (A)	4.500	10-01-29	266,000	236,968
Parkland Corp. (A)	4.625	05-01-30	236,000	210,630
Petroleos Mexicanos	7.690	01-23-50	1,036,000	688,224
Petroleos Mexicanos	8.750	06-02-29	389,000	357,681
Southwestern Energy Company	4.750	02-01-32	172,000	153,400
Sunoco LP	4.500	04-30-30	377,000	338,826
Venture Global Calcasieu Pass LLC (A)	3.875	08-15-29	122,000	106,977
Venture Global Calcasieu Pass LLC (A)	4.125	08-15-31	232,000	200,117
Venture Global LNG, Inc. (A)	9.500	02-01-29	632,000	652,095
Financials 11.1%				4,805,992
Banks 7.9%
Barclays PLC (4.375% to 9-15-28, then 5 Year CMT + 3.410%) (B)	4.375	03-15-28	697,000	513,610
Barclays PLC (8.000% to 9-15-29, then 5 Year CMT + 5.431%) (B)	8.000	03-15-29	200,000	186,623
Citigroup, Inc. (4.700% to 1-30-25, then Overnight SOFR + 3.234%) (B)	4.700	01-30-25	631,000	573,067
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MANAGED ACCOUNT SHARES	14

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Banks (continued)
Citigroup, Inc. (6.250% to 8-15-26, then 3 month CME Term SOFR + 4.779%) (B)	6.250	08-15-26	772,000	$749,720
Fifth Third Bancorp (3 month CME Term SOFR + 3.295%) (B)(C)	8.689	01-02-24	445,000	412,665
ING Groep NV (6.500% to 4-16-25, then 5 Year U.S. Swap Rate + 4.446%) (B)	6.500	04-16-25	200,000	192,124
Popular, Inc.	7.250	03-13-28	510,000	510,510
Societe Generale SA (5.375% to 11-18-30, then 5 Year CMT + 4.514%) (A)(B)	5.375	11-18-30	400,000	304,464
Consumer finance 0.5%
OneMain Finance Corp.	9.000	01-15-29	204,000	210,394
Financial services 1.7%
Block, Inc.	3.500	06-01-31	180,000	150,643
Nationstar Mortgage Holdings, Inc. (A)	5.125	12-15-30	111,000	95,914
Nationstar Mortgage Holdings, Inc. (A)	5.500	08-15-28	275,000	254,478
Nationstar Mortgage Holdings, Inc. (A)	6.000	01-15-27	245,000	236,425
Insurance 1.0%
Liberty Mutual Group, Inc. (4.125% to 12-15-26, then 5 Year CMT + 3.315%) (A)	4.125	12-15-51	510,000	415,355
Health care 3.6%				1,580,123
Biotechnology 0.5%
Star Parent, Inc. (A)	9.000	10-01-30	204,000	211,866
Health care equipment and supplies 0.7%
Varex Imaging Corp. (A)	7.875	10-15-27	333,000	331,848
Health care providers and services 2.4%
AdaptHealth LLC (A)	5.125	03-01-30	417,000	332,020
DaVita, Inc. (A)	3.750	02-15-31	320,000	250,509
DaVita, Inc. (A)	4.625	06-01-30	537,000	453,880
Industrials 15.4%				6,678,538
Aerospace and defense 0.6%
TransDigm, Inc.	5.500	11-15-27	277,000	266,593
Building products 1.4%
Builders FirstSource, Inc. (A)	4.250	02-01-32	427,000	366,286
Builders FirstSource, Inc. (A)	6.375	06-15-32	258,000	253,860
Commercial services and supplies 2.7%
Albion Financing 1 SARL (A)	6.125	10-15-26	295,000	287,979
Allied Universal Holdco LLC (A)	6.000	06-01-29	200,000	152,262
APX Group, Inc. (A)	5.750	07-15-29	481,000	429,499
Prime Security Services Borrower LLC (A)	3.375	08-31-27	44,000	39,807
Prime Security Services Borrower LLC (A)	6.250	01-15-28	282,000	270,795
Construction and engineering 0.8%
Global Infrastructure Solutions, Inc. (A)	5.625	06-01-29	397,000	331,797
Electrical equipment 0.7%
Emerald Debt Merger Sub LLC (A)	6.625	12-15-30	303,000	302,243
Ground transportation 1.6%
Uber Technologies, Inc. (A)	4.500	08-15-29	722,000	664,300
Passenger airlines 4.5%
Air Canada 2020-1 Class C Pass Through Trust (A)	10.500	07-15-26	386,000	414,798
American Airlines 2019-1 Class B Pass Through Trust	3.850	02-15-28	90,661	79,781
American Airlines, Inc. (A)	7.250	02-15-28	548,000	541,229
Delta Air Lines, Inc.	4.375	04-19-28	423,000	403,468
United Airlines 2016-1 Class B Pass Through Trust	3.650	01-07-26	290,914	271,631
United Airlines, Inc. (A)	4.375	04-15-26	194,000	184,481
United Airlines, Inc. (A)	4.625	04-15-29	55,000	49,099
Professional services 0.7%
TriNet Group, Inc. (A)	3.500	03-01-29	364,000	316,680
15	JOHN HANCOCK MANAGED ACCOUNT SHARES | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Trading companies and distributors 2.4%
Beacon Roofing Supply, Inc. (A)	4.125	05-15-29	293,000	$258,753
BlueLinx Holdings, Inc. (A)	6.000	11-15-29	564,000	506,673
United Rentals North America, Inc.	3.875	11-15-27	305,000	286,524
Information technology 1.7%				721,301
IT services 1.2%
Gartner, Inc. (A)	4.500	07-01-28	557,000	521,694
Software 0.5%
Consensus Cloud Solutions, Inc. (A)	6.500	10-15-28	221,000	199,607
Materials 11.0%				4,778,408
Chemicals 0.9%
Braskem Idesa SAPI (A)	6.990	02-20-32	200,000	129,244
Sasol Financing USA LLC	5.500	03-18-31	299,000	243,677
Construction materials 3.1%
Cemex SAB de CV (A)	3.875	07-11-31	600,000	508,358
Cemex SAB de CV (A)	5.200	09-17-30	405,000	379,166
Standard Industries, Inc. (A)	3.375	01-15-31	116,000	95,243
Standard Industries, Inc. (A)	4.375	07-15-30	297,000	260,330
Standard Industries, Inc. (A)	5.000	02-15-27	102,000	97,667
Containers and packaging 3.8%
Graphic Packaging International LLC (A)	3.500	03-01-29	459,000	399,076
Mauser Packaging Solutions Holding Company (A)	7.875	08-15-26	326,000	323,842
Owens-Brockway Glass Container, Inc. (A)	6.625	05-13-27	110,000	108,867
Owens-Brockway Glass Container, Inc. (A)	7.250	05-15-31	209,000	207,435
Pactiv Evergreen Group Issuer, Inc. (A)	4.000	10-15-27	669,000	612,135
Metals and mining 3.2%
Arsenal AIC Parent LLC (A)	8.000	10-01-30	202,000	206,102
First Quantum Minerals, Ltd. (A)	6.875	10-15-27	562,000	455,220
First Quantum Minerals, Ltd. (A)	8.625	06-01-31	290,000	234,538
Hudbay Minerals, Inc. (A)	4.500	04-01-26	87,000	82,649
Novelis Corp. (A)	4.750	01-30-30	479,000	434,859
Real estate 0.8%				350,035
Real estate management and development 0.1%
Cushman & Wakefield US Borrower LLC (A)	8.875	09-01-31	27,000	27,066
Specialized REITs 0.7%
Iron Mountain Information Management Services, Inc. (A)	5.000	07-15-32	91,000	79,033
Iron Mountain, Inc. (A)	5.250	07-15-30	266,000	243,936
Utilities 5.9%				2,570,381
Electric utilities 4.7%
Electricite de France SA (9.125% to 6-15-33, then 5 Year CMT + 5.411%) (A)(B)	9.125	03-15-33	378,000	402,045
FirstEnergy Corp.	2.650	03-01-30	436,000	368,808
FirstEnergy Corp.	3.400	03-01-50	189,000	124,367
NRG Energy, Inc. (A)	3.375	02-15-29	98,000	83,873
NRG Energy, Inc. (A)	3.625	02-15-31	290,000	237,121
NRG Energy, Inc. (A)	3.875	02-15-32	552,000	451,260
NRG Energy, Inc. (10.250% to 3-15-28, then 5 Year CMT + 5.920%) (A)(B)	10.250	03-15-28	381,000	377,399
Independent power and renewable electricity producers 1.2%
NextEra Energy Operating Partners LP (A)	3.875	10-15-26	433,000	399,951

NextEra Energy Operating Partners LP (A)	4.500	09-15-27	136,000	125,557
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MANAGED ACCOUNT SHARES	16

	Rate (%)	Maturity date	Par value^	Value

Asset backed securities 0.1%				$32,347
(Cost $38,000)
Asset backed securities 0.1%				32,347
Diamond Infrastructure Funding LLC
Series 2021-1A, Class C (A)	3.475	04-15-49	38,000	32,347

	Shares	Value
Common stocks 0.2%		$113,016
(Cost $315,468)
Energy 0.0%		8,017
Oil, gas and consumable fuels 0.0%
Altera Infrastructure LP (D)	297	8,017
Utilities 0.2%		104,999
Multi-utilities 0.2%

Algonquin Power & Utilities Corp.	4,850	104,999

Preferred securities 0.8%		$339,122
(Cost $378,961)
Communication services 0.1%		59,622
Wireless telecommunication services 0.1%
Telephone & Data Systems, Inc., 6.625%	3,800	59,622
Financials 0.7%		279,500
Banks 0.7%
Wells Fargo & Company, 7.500%	250	279,500

	Par value^	Value
Escrow certificates 0.0%		$156
(Cost $0)
LSC Communications, Inc. (A)(D)(E)	80,000	156

	Yield (%)	Shares	Value
Short-term investments 1.8%			$772,377
(Cost $772,356)
Short-term funds 1.8%			772,377
John Hancock Collateral Trust (F)	5.4088(G)	77,237	772,377

Total investments (Cost $45,575,347) 101.4%	$44,010,372
Other assets and liabilities, net (1.4%)	(609,587)
Total net assets 100.0%	$43,400,785

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the portfolio.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
CME	Chicago Mercantile Exchange
CMT	Constant Maturity Treasury
SOFR	Secured Overnight Financing Rate
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $32,417,139 or 74.7% of the portfolio’s net assets as of 11-30-23.
(B)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(C)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(D)	Non-income producing security.
(E)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
(F)	The rate shown is the annualized seven-day yield as of 11-30-23.
(G)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
17	JOHN HANCOCK MANAGED ACCOUNT SHARES | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

MANAGED ACCOUNT SHARES NON-INVESTMENT-GRADE MUNICIPAL BOND PORTFOLIO

As of 11-30-23 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
Municipal bonds 97.5%				$19,418,344
(Cost $19,564,689)
Alaska 1.1%				221,215
Northern Tobacco Securitization Corp. Alaska Tobacco Settlement, Senior Class 1, Series A	4.000	06-01-50	250,000	221,215
Arizona 5.3%				1,051,818
Glendale Industrial Development Authority Royal Oaks Life Care Community	5.000	05-15-39	345,000	307,683
Industrial Development Authority of the City of Phoenix Legacy Traditional Schools Project, Series A (A)	5.000	07-01-41	250,000	238,730
Maricopa County Industrial Development Authority Arizona Autism Charter Schools, Series A (A)	4.000	07-01-51	350,000	254,315
Maricopa County Industrial Development Authority Commercial Metals Company Project, AMT (A)	4.000	10-15-47	300,000	251,090
Arkansas 1.4%				288,906
Arkansas Development Finance Authority Big River Steel Project, AMT (A)	4.500	09-01-49	300,000	288,906
California 6.8%				1,363,041
California Pollution Control Financing Authority Poseidon Resources LP Desalination Project, AMT (A)	5.000	07-01-36	250,000	263,408
California School Finance Authority Sonoma County Junior College Project, Series A (A)	4.000	11-01-31	250,000	239,980
California Statewide Communities Development Authority Loma Linda University Medical Center	5.250	12-01-44	250,000	250,319
CSCDA Community Improvement Authority Orange City Portfolio, Series A-2 (A)	3.000	03-01-57	300,000	194,375
CSCDA Community Improvement Authority Parallel Apartments Anaheim, Series A (A)	4.000	08-01-56	250,000	181,248
CSCDA Community Improvement Authority Pasadena Portfolio, Series A-2 (A)	3.000	12-01-56	200,000	129,792
Golden State Tobacco Securitization Corp. Series B-2 (B)	5.391	06-01-66	1,000,000	103,919
Colorado 2.4%				477,670
Colorado Health Facilities Authority CommonSpirit Health, Series A-1	4.000	08-01-44	250,000	226,327
Fiddler’s Business Improvement District Greenwood Village, GO (A)	5.000	12-01-32	250,000	251,343
Connecticut 1.5%				300,981
Harbor Point Infrastructure Improvement District Harbor Point Project (A)	5.000	04-01-39	300,000	300,981
Delaware 1.2%				232,109
Delaware State Economic Development Authority NRG Energy Project, Series A	1.250	10-01-45	250,000	232,109
Florida 12.7%				2,520,237
Charlotte County Industrial Development Authority Town and Country Utilities Project, Series A, AMT (A)	4.000	10-01-51	300,000	234,414
County of Lake Imagine South Lake Charter School Project, Series A (A)	5.000	01-15-54	235,000	202,712
Escambia County Health Facilities Authority Baptist Health Care Corp. Health Facilities, Series A	4.000	08-15-50	300,000	255,330
Florida Development Finance Corp. Waste Pro USA, Inc. Project, AMT	3.000	06-01-32	250,000	196,520
Florida Higher Educational Facilities Financial Authority Jacksonville University, Series A-1 (A)	5.000	06-01-48	250,000	219,286
Middleton Community Development District A Special Assessment Revenue	5.450	05-01-32	250,000	257,170
Palm Beach County Health Facilities Authority Jupiter Medical Center Project, Series A	5.000	11-01-31	250,000	265,048
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MANAGED ACCOUNT SHARES	18

	Rate (%)	Maturity date	Par value^	Value
Florida (continued)
Palm Beach County Health Facilities Authority Toby & Leon Cooperman Sinai Residences	5.000	06-01-55	250,000	$211,712
Polk County Industrial Development Authority Mineral Development LLC, AMT (A)	5.875	01-01-33	250,000	248,859
Shingle Creek at Bronson Community Development District Florida Special Assessment	3.100	06-15-31	250,000	220,905
St. Johns County Industrial Development Authority Vicar’s Landing Project, Series A	4.000	12-15-50	300,000	208,281
Georgia 3.4%				669,927
Augusta Development Authority AU Health System, Inc. Project	4.000	07-01-38	70,000	67,272
Augusta Development Authority AU Health System, Inc. Project	5.000	07-01-33	145,000	152,303
Development Authority of Burke County Georgia Power Company Vogtle Project, Fifth Series 1995	2.200	10-01-32	250,000	202,204
Development Authority of Burke County Georgia Power Company Vogtle Project, First Series 1996	3.875	10-01-32	250,000	248,148
Illinois 5.5%				1,105,538
Chicago Board of Education Capital Improvement	5.000	04-01-38	375,000	392,796
Chicago Board of Education Series H, GO	5.000	12-01-46	250,000	235,757
Illinois Finance Authority DePaul College Prep Foundation, Series A (A)	5.250	08-01-38	250,000	250,918
Village of Lincolnwood Certificates of Participation, District 1860 Development Project, Series A (A)	4.820	01-01-41	250,000	226,067
Indiana 1.7%				342,102
Indiana Finance Authority Polyflow Industry Project, AMT (A)	7.000	03-01-39	185,000	134,924
Indianapolis Local Public Improvement Bond Bank Convention Center Hotel, Series E (C)	6.125	03-01-57	200,000	207,178
Iowa 1.0%				190,468
Iowa Finance Authority Alcoa, Inc. Project	4.750	08-01-42	200,000	190,468
Kansas 2.3%				452,455
City of Prairie Village Meadowbrook TIF Project	2.875	04-01-30	225,000	209,534
Wyandotte County-Kansas City Unified Government Legends Apartments Garage & West Lawn Project	4.500	06-01-40	265,000	242,921
Kentucky 1.2%				232,067
City of Henderson Pratt Paper LLC Project, Series B, AMT (A)	4.450	01-01-42	250,000	232,067
Louisiana 2.4%				481,256
Louisiana Local Government Environmental Facilities & Community Development Authority Downsville Community Charter School Project (A)	6.375	06-15-53	240,000	232,711
Parish of St. John the Baptist Marathon Oil Corp. Project	4.050	06-01-37	250,000	248,545
Maryland 1.8%				360,378
County of Howard Downtown Columbia Project, Series A (A)	4.500	02-15-47	250,000	224,075
Maryland Health & Higher Educational Facilities Authority Adventist Healthcare, Series B	5.000	01-01-32	130,000	136,303
Massachusetts 4.2%				836,763
Massachusetts Development Finance Agency Boston Medical Center, Series G	4.375	07-01-52	225,000	208,699
Massachusetts Development Finance Agency Emerson College	5.000	01-01-45	135,000	135,144
19	JOHN HANCOCK MANAGED ACCOUNT SHARES | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Massachusetts (continued)
Massachusetts Development Finance Agency Merrimack College	5.000	07-01-42	250,000	$250,937
Massachusetts Development Finance Agency Newbridge Charles, Inc. (A)	5.000	10-01-37	250,000	241,983
Michigan 1.6%				326,372
City of Detroit, GO	5.500	04-01-32	300,000	326,372
Missouri 2.2%				429,438
Lee’s Summit Industrial Development Authority John Knox Village Project, Series A	5.000	08-15-32	250,000	235,328
Taney County Industrial Development Authority Big Cedar Infrastructure Project (A)	6.000	10-01-49	200,000	194,110
Montana 1.0%				194,220
Montana Facility Finance Authority Montana Children’s Home and Hospital	4.000	07-01-50	250,000	194,220
New Hampshire 0.9%				184,778
New Hampshire Business Finance Authority Covanta Resources Recovery, Series B, AMT (A)	3.750	07-01-45	250,000	184,778
New Jersey 1.2%				249,417
Salem County Pollution Control Financing Authority Philadelphia Electric Company Project, Series A, AMT	4.450	03-01-25	250,000	249,417
New York 3.4%				672,949
New York Liberty Development Corp. World Trade Center, Class 2-3 (A)	5.150	11-15-34	250,000	249,785
New York Transportation Development Corp. American Airlines Inc., John F. Kennedy International Airport, AMT	2.250	08-01-26	190,000	179,887
New York Transportation Development Corp. Laguardia Airport Terminal B, AMT	4.000	07-01-33	250,000	243,277
Ohio 3.1%				620,860
Buckeye Tobacco Settlement Financing Authority Series A-2, Class 1	3.000	06-01-48	250,000	181,534
Buckeye Tobacco Settlement Financing Authority Series B-2, Class 2	5.000	06-01-55	250,000	220,559
Ohio Air Quality Development Authority Ohio Valley Electric Corp. Project, Series B, AMT	2.600	06-01-41	250,000	218,767
Oklahoma 1.0%				199,668
Oklahoma Development Finance Authority OU Medicine Project, Series B	5.000	08-15-25	200,000	199,668
Oregon 1.3%				253,857
Hospital Facilities Authority of Multnomah County Mirabella South Waterfront	5.400	10-01-44	250,000	253,857
Pennsylvania 0.5%				93,696
Philadelphia Authority for Industrial Development Philadelphia E&T Charter High School, Series A	4.000	06-01-31	100,000	93,696
Puerto Rico 4.3%				863,973
Puerto Rico Commonwealth CW Guarantee Bond Claims, GO (B)	3.288	11-01-43	221,935	115,406
Puerto Rico Commonwealth Series A-1, GO	4.000	07-01-35	250,000	228,635
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Series A-1	4.750	07-01-53	250,000	235,968
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Series A-2	4.329	07-01-40	300,000	283,964
South Carolina 2.2%				446,746
Patriots Energy Group Financing Agency Series A-1	5.250	10-01-54	250,000	262,965
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MANAGED ACCOUNT SHARES	20

	Rate (%)	Maturity date	Par value^	Value
South Carolina (continued)
South Carolina Jobs-Economic Development Authority Last Step Recycling Project, Series A, AMT (A)	6.500	06-01-51	250,000	$183,781
Texas 7.8%				1,553,476
Arlington Higher Education Finance Corp. Wayside Schools, Series A	5.000	08-15-25	205,000	204,129
Brazoria County Industrial Development Corp. Aleon Renewable Metals LLC, AMT (A)	10.000	06-01-42	100,000	96,110
City of Houston Airport System Revenue United Airlines, Inc. Terminal Project, AMT	4.000	07-15-41	250,000	210,277
Decatur Hospital Authority Wise Health System	5.000	09-01-31	200,000	200,901
Lake Houston Redevelopment Authority Tax Increment Contract Revenue	4.000	09-01-32	175,000	167,112
Port Beaumont Navigation District Jefferson Gulf Coast Energy Project, Series A, AMT (A)	4.000	01-01-50	250,000	173,170
Texas Private Activity Bond Surface Transportation Corp. Segment 3C Project, AMT	5.000	06-30-58	250,000	250,533
Texas Transportation Commission State Highway 249 System State Highway Toll, First Tier	5.000	08-01-57	250,000	251,244
Utah 1.1%				226,689
Utah Infrastructure Agency Telecommunication Revenue	4.000	10-15-35	250,000	226,689
Vermont 1.0%				191,158
Vermont Economic Development Authority Wake Robin Corp. Project, Series A	4.000	05-01-45	250,000	191,158
Virgin Islands 1.8%				351,180
Matching Fund Special Purpose Securitization Corp. Series A	5.000	10-01-30	350,000	351,180
Virginia 2.7%				529,080
Virginia Small Business Financing Authority 95 Express Lanes LLC Project, AMT	4.000	01-01-39	300,000	278,836
Virginia Small Business Financing Authority Transform 66 P3 Project, AMT	5.000	12-31-56	250,000	250,244
West Virginia 0.9%				181,351
City of South Charleston South Charleston Park Place (A)	4.500	06-01-50	240,000	181,351
Wisconsin 3.6%				722,505
Public Finance Authority A Challenge Foundation Academy (A)	6.875	07-01-53	250,000	253,602
Public Finance Authority Air Cargo Facilities Project, AMT	5.500	07-01-38	250,000	262,633
Public Finance Authority College Achieve Paterson Charter School (A)	4.000	06-15-42	260,000	206,270

	Yield (%)	Shares	Value
Short-term investments 2.7%			$539,687
(Cost $539,621)
Short-term funds 2.7%
John Hancock Collateral Trust (D)	5.4088(E)	53,968	539,687
Total investments (Cost $20,104,310) 100.2%			$19,958,031
Other assets and liabilities, net (0.2%)			(39,813)
Total net assets 100.0%			$19,918,218

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
21	JOHN HANCOCK MANAGED ACCOUNT SHARES | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Security Abbreviations and Legend
AMT	Interest earned from these securities may be considered a tax preference item for purpose of the Federal Alternative Minimum Tax.
GO	General Obligation
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $6,765,141 or 34.0% of the fund’s net assets as of 11-30-23.
(B)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
(C)	Security purchased or sold on a when-issued or delayed delivery basis.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(E)	The rate shown is the annualized seven-day yield as of 11-30-23.
MANAGED ACCOUNT SHARES SECURITIZED DEBT PORTFOLIO

As of 11-30-23 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
Collateralized mortgage obligations 34.2%				$34,213,964
(Cost $35,965,710)
Commercial and residential 29.3%				29,263,376
Angel Oak Mortgage Trust LLC
Series 2020-R1, Class A1 (A)(B)	0.990	04-25-53	153,629	138,547
Series 2021-1, Class A1 (A)(B)	0.909	01-25-66	379,889	316,106
Series 2021-2, Class A1 (A)(B)	0.985	04-25-66	334,213	272,095
Series 2021-4, Class A1 (A)(B)	1.035	01-20-65	792,440	622,917
Series 2021-5, Class A1 (A)(B)	0.951	07-25-66	256,191	210,996
Arroyo Mortgage Trust
Series 2019-3, Class A1 (A)(B)	2.962	10-25-48	72,228	65,597
Series 2021-1R, Class A1 (A)(B)	1.175	10-25-48	157,035	124,805
BAMLL Commercial Mortgage Securities Trust
Series 2015-200P, Class A (A)	3.218	04-14-33	260,000	245,306
BBCMS Mortgage Trust
Series 2020-C6, Class A2	2.690	02-15-53	267,000	241,702
BBCMS Trust
Series 2015-SRCH, Class D (A)(B)	5.122	08-10-35	100,000	70,528
Benchmark Mortgage Trust
Series 2019-B12, Class A2	3.001	08-15-52	351,435	318,406
BRAVO Residential Funding Trust
Series 2021-NQM1, Class A1 (A)(B)	0.941	02-25-49	199,235	172,760
BX Trust
Series 2021-MFM1, Class D (1 month CME Term SOFR + 1.614%) (A)(C)	6.937	01-15-34	275,854	268,050
Series 2022-CLS, Class A (A)	5.760	10-13-27	1,213,000	1,190,130
BXHPP Trust
Series 2021-FILM, Class C (1 month CME Term SOFR + 1.214%) (A)(C)	6.537	08-15-36	1,409,000	1,256,760
Cantor Commercial Real Estate Lending
Series 2019-CF1, Class A2	3.623	05-15-52	326,000	306,193
CFK Trust
Series 2020-MF2, Class A (A)	2.387	03-15-39	130,000	112,951
Citigroup Commercial Mortgage Trust
Series 2016-P4, Class A2	2.450	07-10-49	734,602	706,293
Series 2020-GC46, Class A2	2.708	02-15-53	405,000	358,905
Series 2023-SMRT, Class A (A)(B)	6.015	10-12-40	325,000	322,225
COLT Mortgage Loan Trust
Series 2020-2, Class A1 (A)(B)	1.853	03-25-65	909	902
Series 2021-2, Class A1 (A)(B)	0.924	08-25-66	394,114	307,476
Series 2021-3, Class A1 (A)(B)	0.956	09-27-66	756,215	585,545
Series 2021-HX1, Class A1 (A)(B)	1.110	10-25-66	137,519	111,726
Series 2022-2, Class A1 (2.994% to 2-1-26, then 3.994% thereafter) (A)	2.994	02-25-67	181,676	158,787
COLT Mortgage Pass-Through Trust
Series 2021-1R, Class A1 (A)(B)	0.857	05-25-65	24,657	20,438
COLT Trust
Series 2020-RPL1, Class A1 (A)(B)	1.390	01-25-65	1,111,488	907,345
Commercial Mortgage Trust (Cantor Fitzgerald/Deutsche Bank AG)
Series 2020-CX, Class D (A)(B)	2.773	11-10-46	370,000	268,721
Credit Suisse Mortgage Capital Certificates
Series 2020-NET, Class A (A)	2.257	08-15-37	513,420	469,056
Series 2021-AFC1, Class A1 (A)(B)	0.830	03-25-56	1,213,454	919,512
Series 2021-NQM1, Class A1 (A)(B)	0.809	05-25-65	126,245	105,035
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MANAGED ACCOUNT SHARES	22

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Series 2021-NQM2, Class A1 (A)(B)	1.179	02-25-66	418,136	$348,976
Series 2021-NQM5, Class A1 (A)(B)	0.938	05-25-66	65,668	50,605
Series 2021-NQM6, Class A1 (A)(B)	1.174	07-25-66	805,148	628,622
Series 2021-RPL2, Class A1A (A)(B)	1.115	01-25-60	810,954	646,060
DBJPM Mortgage Trust
Series 2020-C9, Class A2	1.900	08-15-53	685,000	625,220
Deephaven Residential Mortgage Trust
Series 2021-2, Class A1 (A)(B)	0.899	04-25-66	437,454	357,550
Ellington Financial Mortgage Trust
Series 2019-2, Class A1 (A)(B)	2.739	11-25-59	31,371	29,175
Series 2021-1, Class A1 (A)(B)	0.797	02-25-66	279,302	228,174
Series 2021-2, Class A1 (A)(B)	0.931	06-25-66	151,064	117,154
Flagstar Mortgage Trust
Series 2021-1, Class A2 (A)(B)	2.500	02-01-51	1,080,166	833,669
GCAT Trust
Series 2020-NQM2, Class A1 (1.555% to 7-1-24, then 2.555% thereafter) (A)	1.555	04-25-65	159,805	144,357
Series 2021-NQM1, Class A1 (A)(B)	0.874	01-25-66	194,962	155,809
Series 2021-NQM3, Class A1 (A)(B)	1.091	05-25-66	261,554	210,207
Series 2021-NQM6, Class A1 (A)(B)	1.855	08-25-66	117,278	99,304
GS Mortgage Securities Trust
Series 2015-590M, Class C (A)(B)	3.932	10-10-35	115,000	100,596
Series 2019-GC39, Class A2	3.457	05-10-52	194,053	188,082
Series 2020-UPTN, Class A (A)	2.751	02-10-37	410,000	384,764
GS Mortgage-Backed Securities Trust
Series 2020-NQM1, Class A1 (A)(B)	1.382	09-27-60	341,926	306,859
Series 2021-NQM1, Class A1 (A)(B)	1.017	07-25-61	800,791	671,909
Imperial Fund Mortgage Trust
Series 2021-NQM1, Class A1 (A)(B)	1.071	06-25-56	305,163	247,188
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2020-NNN, Class AFX (A)	2.812	01-16-37	300,000	252,000
Series 2022-OPO, Class A (A)	3.024	01-05-39	360,000	293,400
KNDL Mortgage Trust
Series 2019-KNSQ, Class C (1 month CME Term SOFR + 1.246%) (A)(C)	6.569	05-15-36	485,000	480,627
MFA Trust
Series 2021-NQM1, Class A1 (A)(B)	1.153	04-25-65	286,294	252,477
New Residential Mortgage Loan Trust
Series 2020-1A, Class A1B (A)(B)	3.500	10-25-59	92,187	84,538
NMLT Trust
Series 2021-INV1, Class A1 (A)(B)	1.185	05-25-56	1,243,935	995,165
NYMT Loan Trust
Series 2022-CP1, Class A1 (A)	2.042	07-25-61	245,830	219,776
OBX Trust
Series 2021-NQM1, Class A1 (A)(B)	1.072	02-25-66	579,930	471,127
Series 2021-NQM2, Class A1 (A)(B)	1.101	05-25-61	788,418	589,013
Series 2021-NQM3, Class A1 (A)(B)	1.054	07-25-61	566,086	418,487
SLG Office Trust
Series 2021-OVA, Class A (A)	2.585	07-15-41	1,140,000	903,218
Series 2021-OVA, Class C (A)	2.851	07-15-41	1,458,000	1,113,537
Series 2021-OVA, Class D (A)	2.851	07-15-41	110,000	81,331
Starwood Mortgage Residential Trust
Series 2021-2, Class A1 (A)(B)	0.943	05-25-65	425,796	378,160
Series 2022-1, Class A1 (A)(B)	2.447	12-25-66	763,307	636,271
Towd Point Mortgage Trust
Series 2015-6, Class M2 (A)(B)	3.750	04-25-55	200,000	188,545
Series 2018-4, Class A1 (A)(B)	3.000	06-25-58	45,623	41,533
Series 2019-1, Class A1 (A)(B)	3.750	03-25-58	528,758	494,488
Series 2019-4, Class A1 (A)(B)	2.900	10-25-59	546,104	503,973
Series 2020-1, Class A1 (A)(B)	2.710	01-25-60	282,776	261,875
Series 2020-3, Class A1 (A)(B)	3.088	02-25-63	234,804	218,556
Series 2020-4, Class A1 (A)	1.750	10-25-60	1,123,444	975,457
Verus Securitization Trust
Series 2020-5, Class A1 (1.218% to 10-1-24, then 2.218% thereafter) (A)	1.218	05-25-65	281,870	258,036
23	JOHN HANCOCK MANAGED ACCOUNT SHARES | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Series 2021-1, Class A1 (A)(B)	0.815	01-25-66	299,859	$251,443
Series 2021-3, Class A1 (A)(B)	1.046	06-25-66	487,908	396,866
Series 2021-4, Class A1 (A)(B)	0.938	07-25-66	211,736	163,102
Series 2021-5, Class A1 (A)(B)	1.013	09-25-66	411,229	320,269
Series 2021-6, Class A1 (A)(B)	1.630	10-25-66	88,455	71,452
Series 2021-R2, Class A1 (A)(B)	0.918	02-25-64	156,754	135,479
Visio Trust
Series 2020-1R, Class A1 (A)	1.312	11-25-55	59,601	52,880
Wells Fargo Commercial Mortgage Trust
Series 2020-C55, Class A2	2.766	02-15-53	220,000	210,200
U.S. Government Agency 4.9%				4,950,588
Federal Home Loan Mortgage Corp.
Series K048, Class X1 IO	0.332	06-25-25	9,770,984	25,100
Government National Mortgage Association
Series 2020-108, Class IO	0.847	06-16-62	2,506,378	142,711
Series 2020-114, Class IO	0.800	09-16-62	838,916	48,473
Series 2020-118, Class IO	0.882	06-16-62	5,135,159	310,822
Series 2020-120, Class IO	0.762	05-16-62	998,411	55,908
Series 2020-137, Class IO	0.795	09-16-62	3,994,827	219,296
Series 2020-150, Class IO	0.962	12-16-62	1,107,338	73,703
Series 2020-170, Class IO	0.834	11-16-62	511,870	31,353
Series 2020-92, Class IO	0.878	02-16-62	798,034	49,182
Series 2021-10, Class IO	0.986	05-16-63	435,285	29,926
Series 2021-11, Class IO	1.020	12-16-62	636,203	43,865
Series 2021-203, Class IO	0.869	07-16-63	5,730,092	363,488
Series 2021-220, Class IO	0.826	12-16-63	5,256,543	324,600
Series 2021-47, Class IO	0.992	03-16-61	4,642,839	321,167
Series 2022-150, Class IO	0.822	06-16-64	5,511,785	344,256
Series 2022-181, Class IO	0.716	07-16-64	2,435,775	162,099
Series 2022-221, Class IO	0.845	06-16-64	6,888,815	446,566
Series 2022-57, Class IO	0.756	09-16-63	2,919,772	170,245
Series 2023-105, Class IO	0.747	07-16-65	5,656,683	363,048
Series 2023-30, Class IO	1.146	11-16-64	2,979,227	221,458
Series 2023-33, Class IO	0.934	05-16-63	4,697,880	343,441
Series 2023-36, Class IO	0.935	10-16-64	2,424,387	167,657
Series 2023-62, Class IO	0.937	02-16-65	4,973,697	348,281

Series 2023-91, Class IO	0.875	04-16-65	4,531,467	343,943
Asset backed securities 65.4%				$65,319,460
(Cost $66,349,618)
Asset backed securities 65.4%				65,319,460
ABPCI Direct Lending Fund I, Ltd.
Series 2020-1A, Class A (A)	3.199	12-20-30	530,985	504,670
Aligned Data Centers Issuer LLC
Series 2021-1A, Class A2 (A)	1.937	08-15-46	1,830,000	1,610,035
Series 2023-2A, Class A2 (A)	6.500	11-16-48	590,000	579,775
AMSR Trust
Series 2020-SFR2, Class A (A)	1.632	07-17-37	1,020,000	950,048
Series 2020-SFR4, Class A (A)	1.355	11-17-37	136,000	124,650
Series 2021-SFR1, Class B (A)	2.153	06-17-38	570,000	477,050
Series 2021-SFR4, Class A (A)	2.117	12-17-38	323,000	288,856
Applebee’s Funding LLC
Series 2023-1A, Class A2 (A)	7.824	03-05-53	520,000	522,454
Aqua Finance Trust
Series 2021-A, Class A (A)	1.540	07-17-46	370,828	327,534
Arby’s Funding LLC
Series 2020-1A, Class A2 (A)	3.237	07-30-50	1,291,613	1,151,235
Beacon Container Finance II LLC
Series 2021-1A, Class A (A)	2.250	10-22-46	652,333	563,342
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MANAGED ACCOUNT SHARES	24

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
BRE Grand Islander Timeshare Issuer LLC
Series 2019-A, Class A (A)	3.280	09-26-33	331,313	$313,707
CARS-DB4 LP
Series 2020-1A, Class A1 (A)	2.690	02-15-50	946,566	902,914
Series 2020-1A, Class B1 (A)	4.170	02-15-50	100,000	94,920
CARS-DB7 LP
Series 2023-1A, Class A1 (A)	5.750	09-15-53	1,025,120	1,016,742
CF Hippolyta Issuer LLC
Series 2020-1, Class A1 (A)	1.690	07-15-60	1,561,449	1,429,315
Series 2021-1A, Class A1 (A)	1.530	03-15-61	1,065,908	939,646
CLI Funding VI LLC
Series 2020-1A, Class A (A)	2.080	09-18-45	1,293,583	1,132,015
Series 2020-3A, Class A (A)	2.070	10-18-45	451,888	397,242
CLI Funding VIII LLC
Series 2021-1A, Class A (A)	1.640	02-18-46	760,684	655,877
Series 2022-1A, Class A (A)	2.720	01-18-47	849,024	727,914
Series 2023-1A, Class A (A)	6.310	06-18-48	287,978	288,173
CyrusOne Data Centers Issuer I LLC
Series 2023-1A, Class A2 (A)	4.300	04-20-48	876,000	785,579
DataBank Issuer
Series 2021-1A, Class A2 (A)	2.060	02-27-51	2,230,000	1,990,428
Series 2021-2A, Class A2 (A)	2.400	10-25-51	656,000	574,666
DB Master Finance LLC
Series 2017-1A, Class A2II (A)	4.030	11-20-47	593,775	548,143
Series 2019-1A, Class A2II (A)	4.021	05-20-49	713,338	675,999
Series 2021-1A, Class A2I (A)	2.045	11-20-51	1,814,960	1,622,562
Diamond Infrastructure Funding LLC
Series 2021-1A, Class A (A)	1.760	04-15-49	904,000	786,930
Domino’s Pizza Master Issuer LLC
Series 2017-1A, Class A23 (A)	4.118	07-25-47	1,442,968	1,345,394
Series 2019-1A, Class A2 (A)	3.668	10-25-49	641,988	562,742
Series 2021-1A, Class A2I (A)	2.662	04-25-51	901,875	774,759
Driven Brands Funding LLC
Series 2018-1A, Class A2 (A)	4.739	04-20-48	412,020	398,174
Series 2020-2A, Class A2 (A)	3.237	01-20-51	972,500	844,968
Series 2021-1A, Class A2 (A)	2.791	10-20-51	356,720	296,475
Elara HGV Timeshare Issuer LLC
Series 2019-A, Class A (A)	2.610	01-25-34	154,920	146,730
Series 2021-A, Class A (A)	1.360	08-27-35	65,470	59,351
FirstKey Homes Trust
Series 2020-SFR1, Class A (A)	1.339	08-17-37	332,214	306,827
Series 2020-SFR2, Class A (A)	1.266	10-19-37	914,290	836,468
Series 2021-SFR1, Class A (A)	1.538	08-17-38	712,632	634,144
Series 2021-SFR1, Class C (A)	1.888	08-17-38	213,000	187,728
Series 2021-SFR1, Class D (A)	2.189	08-17-38	445,000	390,777
Five Guys Holdings, Inc.
Series 2023-1A, Class A2 (A)	7.549	01-26-54	709,000	712,117
Ford Credit Auto Owner Trust
Series 2023-2, Class A (A)	5.280	02-15-36	1,482,000	1,480,726
Golub Capital Partners Funding, Ltd.
Series 2020-1A, Class A2 (A)	3.208	01-22-29	261,039	242,161
Series 2021-1A, Class A2 (A)	2.773	04-20-29	395,133	371,478
HI-FI Music IP Issuer LP
Series 2022-1A, Class A2 (A)	3.939	02-01-62	570,000	523,973
HIN Timeshare Trust
Series 2020-A, Class A (A)	1.390	10-09-39	168,571	154,108
Home Partners of America Trust
Series 2019-1, Class A (A)	2.908	09-17-39	74,087	67,289
Series 2021-2, Class A (A)	1.901	12-17-26	311,836	275,626
Hotwire Funding LLC
Series 2021-1, Class A2 (A)	2.311	11-20-51	660,000	585,821
Series 2023-1A, Class A2 (A)	5.687	05-20-53	525,000	510,742
25	JOHN HANCOCK MANAGED ACCOUNT SHARES | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
Jack in the Box Funding LLC
Series 2019-1A, Class A23 (A)	4.970	08-25-49	285,915	$258,919
Series 2022-1A, Class A2I (A)	3.445	02-26-52	913,855	822,426
MetroNet Infrastructure Issuer LLC
Series 2023-1A, Class A2 (A)	6.560	04-20-53	765,000	744,581
Monroe Capital Funding, Ltd.
Series 2021-1A, Class A2 (A)	2.815	04-22-31	145,478	134,255
MVW LLC
Series 2022-2A, Class A (A)	6.110	10-21-41	234,826	237,706
Navient Private Education Refi Loan Trust
Series 2019-FA, Class A2 (A)	2.600	08-15-68	379,966	350,108
Series 2020-BA, Class A2 (A)	2.120	01-15-69	407,419	371,288
Series 2020-FA, Class A (A)	1.220	07-15-69	48,811	43,558
Series 2020-GA, Class A (A)	1.170	09-16-69	469,078	414,316
Series 2020-HA, Class A (A)	1.310	01-15-69	488,482	442,871
Series 2020-IA, Class A1A (A)	1.330	04-15-69	178,784	158,039
Series 2021-A, Class A (A)	0.840	05-15-69	594,482	511,889
Navient Student Loan Trust
Series 2020-2A, Class A1A (A)	1.320	08-26-69	187,305	157,576
Neighborly Issuer LLC
Series 2021-1A, Class A2 (A)	3.584	04-30-51	1,609,725	1,361,885
Series 2022-1A, Class A2 (A)	3.695	01-30-52	918,638	763,607
Series 2023-1A, Class A2 (A)	7.308	01-30-53	575,650	563,698
New Economy Assets Phase 1 Sponsor LLC
Series 2021-1, Class A1 (A)	1.910	10-20-61	1,447,000	1,250,327
Series 2021-1, Class B1 (A)	2.410	10-20-61	570,000	482,925
Progress Residential Trust
Series 2021-SFR2, Class A (A)	1.546	04-19-38	1,699,837	1,531,393
Series 2021-SFR3, Class A (A)	1.637	05-17-26	345,620	310,753
Series 2021-SFR5, Class A (A)	1.427	07-17-38	289,699	258,506
Series 2021-SFR6, Class A (A)	1.524	07-17-38	430,137	383,006
Series 2021-SFR8, Class B (A)	1.681	10-17-38	410,000	359,796
Retained Vantage Data Centers Issuer LLC
Series 2023-1A, Class A2A (A)	5.000	09-15-48	1,080,000	991,136
SCF Equipment Leasing LLC
Series 2019-2A, Class B (A)	2.760	08-20-26	134,477	133,314
Series 2019-2A, Class C (A)	3.110	06-21-27	130,000	126,807
Series 2020-1A, Class B (A)	2.020	03-20-28	177,833	175,631
Series 2021-1A, Class B (A)	1.370	08-20-29	750,000	711,491
Series 2022-1A, Class A3 (A)	2.920	07-20-29	400,000	388,126
Series 2022-2A, Class A3 (A)	6.500	10-21-30	1,589,000	1,598,018
SERVPRO Master Issuer LLC
Series 2019-1A, Class A2 (A)	3.882	10-25-49	216,000	199,432
Series 2021-1A, Class A2 (A)	2.394	04-25-51	463,125	387,049
Sesac Finance LLC
Series 2019-1, Class A2 (A)	5.216	07-25-49	963,245	924,239
SMB Private Education Loan Trust
Series 2016-A, Class A2A (A)	2.700	05-15-31	96,085	94,043
Series 2019-B, Class A2A (A)	2.840	06-15-37	417,142	391,282
Series 2020-PTA, Class A2A (A)	1.600	09-15-54	476,746	423,546
Series 2021-A, Class APT2 (A)	1.070	01-15-53	497,504	427,562
Series 2021-D, Class A1A (A)	1.340	03-17-53	170,037	151,401
Series 2023-A, Class A1A (A)	5.380	01-15-53	158,858	156,273
Series 2023-C, Class A1A (A)	5.670	11-15-52	152,618	150,665
SoFi Professional Loan Program LLC
Series 2019-B, Class A2FX (A)	3.090	08-17-48	89,550	84,635
Sonic Capital LLC
Series 2020-1A, Class A2I (A)	3.845	01-20-50	509,873	468,806
Series 2020-1A, Class A2II (A)	4.336	01-20-50	445,296	395,712
Series 2021-1A, Class A2I (A)	2.190	08-20-51	886,370	729,924
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MANAGED ACCOUNT SHARES	26

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
Taco Bell Funding LLC
Series 2021-1A, Class A2I (A)	1.946	08-25-51	945,165	$829,923
Series 2021-1A, Class A2II (A)	2.294	08-25-51	589,500	492,105
TIF Funding II LLC
Series 2020-1A, Class A (A)	2.090	08-20-45	767,350	674,511
Series 2021-1A, Class A (A)	1.650	02-20-46	621,000	520,458
Tricon American Homes Trust
Series 2020-SFR2, Class A (A)	1.482	11-17-39	472,996	403,791
Triton Container Finance VIII LLC
Series 2020-1A, Class A (A)	2.110	09-20-45	1,373,967	1,191,117
Series 2021-1A, Class A (A)	1.860	03-20-46	641,867	543,990
Vantage Data Centers LLC
Series 2020-1A, Class A2 (A)	1.645	09-15-45	1,320,000	1,207,216
Series 2020-2A, Class A2 (A)	1.992	09-15-45	785,000	669,211
VCP RRL ABS I, Ltd.
Series 2021-1A, Class A (A)	2.152	10-20-31	596,153	545,261
VR Funding LLC
Series 2020-1A, Class A (A)	2.790	11-15-50	550,224	485,652
Wendy’s Funding LLC
Series 2021-1A, Class A2I (A)	2.370	06-15-51	1,179,843	991,885
Wingstop Funding LLC
Series 2020-1A, Class A2 (A)	2.841	12-05-50	1,458,785	1,285,766
Zaxby’s Funding LLC
Series 2021-1A, Class A2 (A)	3.238	07-30-51	909,075	765,055

	Yield (%)	Shares	Value
Short-term investments 2.0%			$2,048,901
(Cost $2,048,477)
Short-term funds 2.0%			2,048,901
John Hancock Collateral Trust (D)	5.4088(E)	204,888	2,048,901

Total investments (Cost $104,363,805) 101.6%	$101,582,325
Other assets and liabilities, net (1.6%)	(1,629,419)
Total net assets 100.0%	$99,952,906

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the portfolio.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
CME	Chicago Mercantile Exchange
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
SOFR	Secured Overnight Financing Rate
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $91,627,835 or 91.7% of the portfolio’s net assets as of 11-30-23.
(B)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(C)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(E)	The rate shown is the annualized seven-day yield as of 11-30-23.
27	JOHN HANCOCK MANAGED ACCOUNT SHARES | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial statements
STATEMENTS OF ASSETS AND LIABILITIES 11-30-23 (unaudited)

	Managed Account Shares Investment-Grade Corporate Bond Portfolio	Managed Account Shares Non-Investment-Grade Corporate Bond Portfolio	Managed Account Shares Non-Investment-Grade Municipal Bond Portfolio	Managed Account Shares Securitized Debt Portfolio
Assets
Unaffiliated investments, at value	$168,839,230	$43,237,995	$19,418,344	$99,533,424
Affiliated investments, at value	2,905,841	772,377	539,687	2,048,901
Total investments, at value	171,745,071	44,010,372	19,958,031	101,582,325
Foreign currency, at value	—	3	—	—
Dividends and interest receivable	2,146,243	731,108	302,334	254,858
Receivable for fund shares sold	601,684	55,636	—	394,793
Receivable for investments sold	223,961	8,194	—	234,740
Receivable from affiliates	3,688	1,253	589	2,290
Other assets	23,285	19,277	6,045	21,935
Total assets	174,743,932	44,825,843	20,266,999	102,490,941
Liabilities
Distributions payable	790,077	269,083	79,506	306,969
Payable for investments purchased	2,899,540	749,856	—	1,736,033
Payable for delayed delivery securities purchased	—	—	195,944	—
Payable for fund shares repurchased	836,637	378,127	—	460,807
Payable to affiliates
Accounting and legal services fees	6,585	1,965	845	4,044
Trustees’ fees	121	139	67	153
Other liabilities and accrued expenses	31,481	25,888	72,419	30,029
Total liabilities	4,564,441	1,425,058	348,781	2,538,035
Net assets	$170,179,491	$43,400,785	$19,918,218	$99,952,906
Net assets consist of
Paid-in capital	$176,188,228	$50,885,396	$20,070,000	$103,661,880
Total distributable earnings (loss)	(6,008,737)	(7,484,611)	(151,782)	(3,708,974)
Net assets	$170,179,491	$43,400,785	$19,918,218	$99,952,906
Unaffiliated investments, at cost	$170,955,632	$44,802,991	$19,564,689	$102,315,328
Affiliated investments, at cost	2,905,659	772,356	539,621	2,048,477
Total investments, at cost	173,861,291	45,575,347	20,104,310	104,363,805
Foreign currency, at cost	—	$3	—	—
Net asset value per share
Based on net asset values and shares outstanding-the portfolio has an unlimited number of shares authorized with no par value.
Net assets	$170,179,491	$43,400,785	$19,918,218	$99,952,906
Shares outstanding	20,004,045	5,340,597	2,006,993	11,033,115
Net asset value per share	$8.51	$8.13	$9.92	$9.06
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MANAGED ACCOUNT SHARES	28

STATEMENTS OF OPERATIONS For the six months ended 11-30-23 (unaudited)

	Managed Account Shares Investment-Grade Corporate Bond Portfolio	Managed Account Shares Non-Investment-Grade Corporate Bond Portfolio	Managed Account Shares Non-Investment-Grade Municipal Bond Portfolio	Managed Account Shares Securitized Debt Portfolio
Investment income
Interest	$3,567,381	$1,505,032	$497,300	$1,748,595
Dividends from affiliated investments	43,009	15,702	5,137	46,131
Dividends from unaffiliated investments	—	21,919	—	—
Less foreign taxes withheld	—	(1,032)	—	—
Total investment income	3,610,390	1,541,621	502,437	1,794,726
Expenses
Investment management fees	406,808	134,836	61,713	263,595
Accounting and legal services fees	12,899	4,880	2,660	7,892
Trustees’ fees	1,134	431	201	937
Custodian fees	13,322	10,929	6,110	14,527
State registration fees	19,167	16,149	36,462	19,028
Printing and postage	5,631	5,773	4,518	5,949
Professional fees	26,199	25,325	28,031	25,906
Other	6,119	6,988	3,124	6,641
Total expenses	491,279	205,311	142,819	344,475
Less expense reductions	(491,255)	(203,947)	(142,819)	(344,475)
Net expenses	24	1,364	—	—
Net investment income	3,610,366	1,540,257	502,437	1,794,726
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	(1,171,064)	(1,229,518)	(11,278)	(241,628)
Affiliated investments	656	357	18	494
	(1,170,408)	(1,229,161)	(11,260)	(241,134)
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	1,877,765	1,429,197	151,168	198,134
Affiliated investments	338	22	76	429
	1,878,103	1,429,219	151,244	198,563
Net realized and unrealized gain (loss)	707,695	200,058	139,984	(42,571)
Increase in net assets from operations	$4,318,061	$1,740,315	$642,421	$1,752,155
29	JOHN HANCOCK MANAGED ACCOUNT SHARES | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

	Managed Account Shares Investment-Grade Corporate Bond Portfolio		Managed Account Shares Non-Investment-Grade Corporate Bond Portfolio		Managed Account Shares Non- Investment-Grade Municipal Bond Portfolio
	Six months ended 11-30-23 (unaudited)	Year ended 5-31-23	Six months ended 11-30-23 (unaudited)	Year ended 5-31-23	Six months ended 11-30-23 (unaudited)	Period ended 5-31-23[1]
Increase (decrease) in net assets
From operations
Net investment income	$3,610,366	$2,891,321	$1,540,257	$2,261,226	$502,437	$263,622
Net realized loss	(1,170,408)	(1,489,507)	(1,229,161)	(3,401,926)	(11,260)	(26,280)
Change in net unrealized appreciation (depreciation)	1,878,103	268,309	1,429,219	413,006	151,244	(297,523)
Increase (decrease) in net assets resulting from operations	4,318,061	1,670,123	1,740,315	(727,694)	642,421	(60,181)
Distributions to shareholders
From net investment income and realized gain	(3,720,442)	(3,169,902)	(1,548,160)	(2,479,767)	(472,913)	(261,109)
Total distributions	(3,720,442)	(3,169,902)	(1,548,160)	(2,479,767)	(472,913)	(261,109)
From portfolio share transactions	72,556,284	61,249,649	4,624,440	3,124,843	70,000	20,000,000
Total increase (decrease)	73,153,903	59,749,870	4,816,595	(82,618)	239,508	19,678,710
Net assets
Beginning of period	97,025,588	37,275,718	38,584,190	38,666,808	19,678,710	—
End of period	$170,179,491	$97,025,588	$43,400,785	$38,584,190	$19,918,218	$19,678,710

[1]	Period from 2-8-23 (commencement of operations) to 5-31-23.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MANAGED ACCOUNT SHARES	30

STATEMENTS OF CHANGES IN NET ASSETS

Continued

	Managed Account Shares Securitized Debt Portfolio
	Six months ended 11-30-23 (unaudited)	Year ended 5-31-23
Increase (decrease) in net assets
From operations
Net investment income	$1,794,726	$2,829,405
Net realized loss	(241,134)	(397,572)
Change in net unrealized appreciation (depreciation)	198,563	(673,465)
Increase (decrease) in net assets resulting from operations	1,752,155	1,758,368
Distributions to shareholders
From net investment income and realized gain	(1,556,254)	(2,809,828)
Total distributions	(1,556,254)	(2,809,828)
From portfolio share transactions	19,519,587	43,862,639
Total increase (decrease)	19,715,488	42,811,179
Net assets
Beginning of period	80,237,418	37,426,239
End of period	$99,952,906	$80,237,418
31	JOHN HANCOCK MANAGED ACCOUNT SHARES | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights
MANAGED ACCOUNT SHARES INVESTMENT-GRADE CORPORATE BOND PORTFOLIO

Period ended	11-30-23[1]	5-31-23	5-31-22	5-31-21	5-31-20[2]
Per share operating performance
Net asset value, beginning of period	$8.54	$8.97	$10.34	$10.02	$10.00
Net investment income[3]	0.23	0.40	0.29	0.28	0.30
Net realized and unrealized gain (loss) on investments	(0.02)[4]	(0.39)	(1.24)	0.43	0.07
Total from investment operations	0.21	0.01	(0.95)	0.71	0.37
Less distributions
From net investment income	(0.24)	(0.44)	(0.39)	(0.38)	(0.35)
From net realized gain	—	—	(0.03)	(0.01)	—
Total distributions	(0.24)	(0.44)	(0.42)	(0.39)	(0.35)
Net asset value, end of period	$8.51	$8.54	$8.97	$10.34	$10.02
Total return (%)[5]	2.54[6]	0.19	(9.54)	7.09	3.74[6]
Ratios and supplemental data
Net assets, end of period (in millions)	$170	$97	$37	$24	$8
Ratios (as a percentage of average net assets):
Expenses before reductions	0.76[7]	0.85	0.91	1.17	1.87[7]
Expenses including reductions	—[7,8]	—[8]	—[8]	—	—[7]
Net investment income	5.59[7]	4.72	2.90	2.73	3.33[7]
Portfolio turnover (%)	19	42	40	58	39

[1]	Six months ended 11-30-23. Unaudited.
[2]	Period from 7-9-19 (commencement of operations) to 5-31-20.
[3]	Based on average daily shares outstanding.
[4]	The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of the sales and repurchases of shares in relation to fluctuating market values of the investments of the portfolio.
[5]	Total returns would have been lower had certain expenses not been reduced during the period.
[6]	Not annualized.
[7]	Annualized.
[8]	Less than 0.005%.
MANAGED ACCOUNT SHARES NON-INVESTMENT-GRADE CORPORATE BOND PORTFOLIO

Period ended	11-30-23[1]	5-31-23	5-31-22	5-31-21	5-31-20[2]
Per share operating performance
Net asset value, beginning of period	$8.07	$8.77	$9.85	$9.10	$10.00
Net investment income[3]	0.29	0.52	0.45	0.48	0.52
Net realized and unrealized gain (loss) on investments	0.06	(0.65)	(1.01)	0.83	(0.87)
Total from investment operations	0.35	(0.13)	(0.56)	1.31	(0.35)
Less distributions
From net investment income	(0.29)	(0.57)	(0.52)	(0.56)	(0.55)
Net asset value, end of period	$8.13	$8.07	$8.77	$9.85	$9.10
Total return (%)[4]	4.45[5]	(1.35)	(5.98)	14.69	(3.62)[5]
Ratios and supplemental data
Net assets, end of period (in millions)	$43	$39	$39	$23	$7
Ratios (as a percentage of average net assets):
Expenses before reductions	0.96[6]	0.98	0.92	1.32	1.93[6]
Expenses including reductions	0.01[6]	—[7]	—[7]	—	—[6,7]
Net investment income	7.20[6]	6.32	4.76	4.96	6.03[6]
Portfolio turnover (%)	44	87	35	34	40

[1]	Six months ended 11-30-23. Unaudited.
[2]	Period from 7-9-19 (commencement of operations) to 5-31-20.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the period.
[5]	Not annualized.
[6]	Annualized.
[7]	Less than 0.005%.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MANAGED ACCOUNT SHARES	32

MANAGED ACCOUNT SHARES NON-INVESTMENT-GRADE MUNICIPAL BOND PORTFOLIO

Period ended	11-30-23[1]	5-31-23[2]
Per share operating performance
Net asset value, beginning of period	$9.84	$10.00
Net investment income[3]	0.25	0.13
Net realized and unrealized gain (loss) on investments	0.07	(0.16)
Total from investment operations	0.32	(0.03)
Less distributions
From net investment income	(0.24)	(0.13)
Net asset value, end of period	$9.92	$9.84
Total return (%)[4]	3.27[5]	(0.29)[5]
Ratios and supplemental data
Net assets, end of period (in millions)	$20	$20
Ratios (as a percentage of average net assets):
Expenses before reductions	1.46[6]	1.59[7]
Expenses including reductions	—[6]	—[7]
Net investment income	5.13[6]	4.34[6]
Portfolio turnover (%)	7	19

[1]	Six months ended 11-30-23. Unaudited.
[2]	Period from 2-8-23 (commencement of operations) to 5-31-23.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the period.
[5]	Not annualized.
[6]	Annualized.
[7]	Annualized. Certain expenses are presented unannualized.
MANAGED ACCOUNT SHARES SECURITIZED DEBT PORTFOLIO

Period ended	11-30-23[1]	5-31-23	5-31-22	5-31-21	5-31-20[2]
Per share operating performance
Net asset value, beginning of period	$9.06	$9.33	$10.17	$9.96	$10.00
Net investment income[3]	0.19	0.36	0.24	0.25	0.25
Net realized and unrealized gain (loss) on investments	(0.02)	(0.28)	(0.84)	0.25	(0.02)
Total from investment operations	0.17	0.08	(0.60)	0.50	0.23
Less distributions
From net investment income	(0.17)	(0.35)	(0.23)	(0.27)	(0.27)
From net realized gain	—	—	(0.01)	(0.02)	—
Total distributions	(0.17)	(0.35)	(0.24)	(0.29)	(0.27)
Net asset value, end of period	$9.06	$9.06	$9.33	$10.17	$9.96
Total return (%)[4]	1.87[5]	0.87	(5.98)	5.02	2.37[5]
Ratios and supplemental data
Net assets, end of period (in millions)	$100	$80	$37	$25	$8
Ratios (as a percentage of average net assets):
Expenses before reductions	0.82[6]	0.83	0.93	1.25	1.86[6]
Expenses including reductions	—[6]	—[7]	—	—	—[6]
Net investment income	4.29[6]	3.97	2.39	2.48	2.80[6]
Portfolio turnover (%)	26	53	54	32	41

[1]	Six months ended 11-30-23. Unaudited.
[2]	Period from 7-9-19 (commencement of operations) to 5-31-20.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the period.
[5]	Not annualized.
[6]	Annualized.
[7]	Less than 0.005%.
33	JOHN HANCOCK MANAGED ACCOUNT SHARES | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Notes to financial statements (unaudited)
Note 1—Organization
John Hancock Managed Account Shares Investment-Grade Corporate Bond Portfolio, John Hancock Managed Account Shares Non-Investment-Grade Corporate Bond Portfolio, John Hancock Managed Account Shares Non-Investment-Grade Municipal Bond Portfolio and John Hancock Managed Account Shares Securitized Debt Portfolio (collectively, John Hancock Managed Account Shares Portfolios, or the Portfolios, and individually, Portfolio) are each a series of John Hancock Strategic Series (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective for each portfolio, except for John Hancock Managed Account Shares Non-Investment-Grade Municipal Bond Portfolio is to seek high level of current income consistent with prudent investment risk. The investment objective for John Hancock Managed Account Shares Non-Investment-Grade Municipal Bond Portfolio is to seek a high level of interest income exempt from federal income tax.
Shares of the portfolios may be purchased only by or on behalf of separately managed account clients where the portfolios’ subadvisor or an affiliate of the subadvisor (each a “Managed Account Adviser”) has an agreement with the managed account program sponsor (the “Program Sponsor”) (typically, a registered investment adviser or broker dealer), or directly with the client, to provide management or advisory services to the managed account.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The portfolios qualify as investment companies under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the portfolios:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC.
In order to value the securities, the portfolios use the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the portfolios in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The portfolios use a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the portfolios’ investments as of November 30, 2023, by major security category or type:
	Total value at 11-30-23	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Managed Account Shares Investment-Grade Corporate Bond Portfolio
Investments in securities:
Assets
Corporate bonds	$168,545,291	—	$168,545,291	—
Municipal bonds	293,939	—	293,939	—
SEMIANNUAL REPORT | JOHN HANCOCK MANAGED ACCOUNT SHARES	34

	Total value at 11-30-23	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Managed Account Shares Investment-Grade Corporate Bond Portfolio (continued)
Short-term investments	$2,905,841	$2,905,841	—	—
Total investments in securities	$171,745,071	$2,905,841	$168,839,230	—

Managed Account Shares Non-Investment-Grade Corporate Bond Portfolio
Investments in securities:
Assets
Corporate bonds	$42,753,354	—	$42,753,354	—
Asset backed securities	32,347	—	32,347	—
Common stocks	113,016	$104,999	8,017	—
Preferred securities	339,122	339,122	—	—
Escrow certificates	156	—	—	$156
Short-term investments	772,377	772,377	—	—
Total investments in securities	$44,010,372	$1,216,498	$42,793,718	$156

Managed Account Shares Non-Investment-Grade Municipal Bond Portfolio
Investments in securities:
Assets
Municipal bonds	$19,418,344	—	$19,418,344	—
Short-term investments	539,687	$539,687	—	—
Total investments in securities	$19,958,031	$539,687	$19,418,344	—

Managed Account Shares Securitized Debt Portfolio
Investments in securities:
Assets
Collateralized mortgage obligations	$34,213,964	—	$34,213,964	—
Asset backed securities	65,319,460	—	65,319,460	—
Short-term investments	2,048,901	$2,048,901	—	—
Total investments in securities	$101,582,325	$2,048,901	$99,533,424	—
When-issued/delayed-delivery securities. The portfolios may purchase or sell securities on a when-issued or delayed-delivery basis, or in a “To Be Announced” (TBA) or “forward commitment” transaction, with delivery or payment to occur at a later date beyond the normal settlement period. TBA securities resulting from these transactions are included in the portfolio or in a schedule to the portfolio (Sale Commitments Outstanding). At the time a portfolio enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the security is reflected in its NAV. The price of such security and the date that the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues on debt securities until settlement takes place. At the time that the portfolio enters into this type of transaction, the portfolio is required to have sufficient cash and/or liquid securities to cover its commitments.
Certain risks may arise upon entering into when-issued or delayed-delivery securities transactions, including the potential inability of counterparties to meet the terms of their contracts, and the issuer’s failure to issue the securities due to political, economic or other factors. Additionally, losses may arise due to changes in the value of the securities purchased or sold prior to settlement date.
Mortgage and asset backed securities. The portfolios may invest in mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, which are debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the portfolios having to reinvest the proceeds in lower yielding securities, effectively reducing the portfolios’ income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the portfolios’ cash available for reinvestment in higher yielding securities. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations (e.g. FNMA), may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. The portfolios are also subject to risks associated
35	JOHN HANCOCK MANAGED ACCOUNT SHARES | SEMIANNUAL REPORT

with securities with contractual cash flows including asset-backed and mortgage related securities such as collateralized mortgage obligations, mortgage pass-through securities and commercial mortgage-backed securities. The value, liquidity and related income of these securities are sensitive to changes in economic conditions, including real estate value, pre-payments, delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the portfolio becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Portfolios that invest internationally generally carry more risk than portfolios that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
Foreign taxes. The portfolios may be subject to withholding tax on income, capital gains or repatriations imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the portfolios’ understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the portfolios as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdraft. The portfolios may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the portfolios’ custodian agreement, the custodian may loan money to the portfolios to make properly authorized payments. The portfolios are obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any portfolio property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law. Overdrafts at period end, if any, are presented under the caption Due to custodian in the Statements of assets and liabilities.
Line of credit. The portfolios and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, a portfolio can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of each line of credit, is charged to each participating portfolio based on a combination of fixed and asset-based allocations and is reflected in Other expenses on the Statements of operations. For the six months ended November 30, 2023, the portfolios had no borrowings under the line of credit.
Commitment fees for the six months ended November 30, 2023 were as follows:
Portfolio	Commitment fee
Managed Account Shares Investment-Grade Corporate Bond Portfolio	$2,040
Managed Account Shares Non-Investment-Grade Corporate Bond Portfolio	1,920
Managed Account Shares Non-Investment-Grade Municipal Bond Portfolio	1,473
Managed Account Shares Securitized Debt Portfolio	2,009
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual portfolio are allocated to such portfolio. Expenses that are not readily attributable to a specific portfolio are allocated among all portfolios in an equitable manner, taking into consideration, among other things, the nature and type of expense and each portfolios’ relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known. The Managed Account Shares Non-Investment-Grade Municipal Bond Portfolio incurred offering costs of $84,041 which were amortized in the fund’s first year of operations. During the period ended November 30, 2023, $45,785 of offering costs were expensed and are included in state registration and professional fees.
Federal income taxes. Each portfolio intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
For federal income tax purposes, as of May 31, 2023, certain portfolios have capital loss carryforwards available to offset future net realized capital gains. These carryforwards do not expire. The following table details the capital loss carryforwards available as of May 31, 2023:
	No Expiration Date
Portfolio	Short Term	Long Term
Managed Account Shares Investment-Grade Corporate Bond Portfolio	$690,335	$1,409,248
SEMIANNUAL REPORT | JOHN HANCOCK MANAGED ACCOUNT SHARES	36

	No Expiration Date
Portfolio	Short Term	Long Term
Managed Account Shares Non-Investment-Grade Corporate Bond Portfolio	$1,811,440	$2,231,434
Managed Account Shares Non-Investment-Grade Municipal Bond Portfolio	26,275	—
Managed Account Shares Securitized Debt Portfolio	333,983	719,781
As of May 31, 2023, the portfolios had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The portfolios’ federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
For federal income tax purposes, the costs of investments owned on November 30, 2023, including short-term investments, were as follows:
Portfolio	Aggregate cost	Unrealized appreciation	Unrealized (depreciation)	Net unrealized appreciation/ (depreciation)
Managed Account Shares Investment-Grade Corporate Bond Portfolio	$174,291,940	$1,250,270	$(3,797,139)	$(2,546,869)
Managed Account Shares Non-Investment-Grade Corporate Bond Portfolio	46,012,784	294,488	(2,296,900)	(2,002,412)
Managed Account Shares Non-Investment-Grade Municipal Bond Portfolio	20,061,602	255,451	(359,022)	(103,571)
Managed Account Shares Securitized Debt Portfolio	104,410,910	243,710	(3,072,295)	(2,828,585)
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The portfolios generally declare dividends daily and pay them monthly. Capital gain distributions, if any, are typically distributed annually.
Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the portfolios’ financial statements as a return of capital. The final determination of tax characteristics of the portfolio’s distribution will occur at the end of the year and will subsequently be reported to shareholders.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals, distributions payable, and amortization and accretion on debt securities.
Note 3—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the portfolios. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the portfolios. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the portfolios. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee. The portfolios have an investment management agreement with the Advisor under which the portfolios pay a daily management fee to the Advisor equivalent on an annual basis to the sum of 0.63% of the portfolios’ average daily net assets. The Advisor has a subadvisory agreement with Manulife Investment Management (US) LLC, an indirectly owned subsidiary of Manulife Financial Corporation and an affiliate of the Advisor. The portfolios are not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive or reimburse all of the portfolios’ operating expenses. Expenses, means all expenses, excluding taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the portfolios’ business, borrowing costs, acquired fund fees and expenses paid indirectly. This agreement expires on September 30, 2024 for all funds except Managed Account Shares Non-Investment-Grade Municipal Bond Portfolio, which will expire on September 30, 2025 unless renewed by mutual agreement of the portfolios and Advisor based upon a determination that this is appropriate under the circumstances at that time.
The portfolios are an integral part of a separately managed account program, and the portfolios’ manager, the portfolios’ subadvisor or their affiliates will be compensated directly or indirectly by separately managed account program sponsors or program participants for managed account advisory services. Participants in a separately managed account program pay a “wrap” fee to the sponsor of the program. Participants pay no additional fees or expenses to purchase shares of the portfolios.
For the six months ended November 30, 2023, the expense reductions described above amounted to the following:

Portfolio	Expense Reductions
Managed Account Shares Investment-Grade Corporate Bond Portfolio	$491,255
Managed Account Shares Non-Investment-Grade Corporate Bond Portfolio	203,947
Managed Account Shares Non-Investment-Grade Municipal Bond Portfolio	142,819
Managed Account Shares Securitized Debt Portfolio	344,475
37	JOHN HANCOCK MANAGED ACCOUNT SHARES | SEMIANNUAL REPORT

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended November 30, 2023, were equivalent to a net annual effective rate of 0.00% of each portfolio’s average daily net assets.
Accounting and legal services.  Pursuant to a service agreement, the portfolios reimburse the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the portfolios, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These accounting and legal services fees incurred, for the six months ended November 30, 2023, amounted to an annual rate of 0.02% of the portfolios’ average daily net assets. For the six months ended November 30, 2023, these fees have been waived by the Advisor.
Transfer agent fees. The portfolios have a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, based on the average daily net assets. For the six months ended November 30, 2023, the portfolios did not incur any transfer agent fees.
Trustee expenses. The portfolios compensate each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each portfolio based on their net assets relative to other funds within the John Hancock group of funds complex.
Note 5—Portfolio share transactions
Transactions in portfolios’ shares for the six months ended November 30, 2023 and for the year ended May 31, 2023 were as follows:
	Six Months Ended 11-30-23		Year Ended 5-31-23
	Shares	Amount	Shares	Amount
Managed Account Shares Investment-Grade Corporate Bond Portfolio
Sold	9,608,286	$80,619,658	9,314,000	$79,417,636
Repurchased	(966,057)	(8,063,374)	(2,109,401)	(18,167,987)
Net increase	8,642,229	$72,556,284	7,204,599	$61,249,649
Total net increase	8,642,229	$72,556,284	7,204,599	$61,249,649

	Six Months Ended 11-30-23		Year Ended 5-31-23
	Shares	Amount	Shares	Amount
Managed Account Shares Non-Investment-Grade Corporate Bond Portfolio
Sold	2,929,613	$23,531,702	3,773,065	$31,101,525
Repurchased	(2,372,837)	(18,907,262)	(3,399,784)	(27,976,682)
Net increase	556,776	$4,624,440	373,281	$3,124,843
Total net increase	556,776	$4,624,440	373,281	$3,124,843

	Six Months Ended 11-30-23		Period Ended 5-31-23[1]
	Shares	Amount	Shares	Amount
Managed Account Shares Non-Investment-Grade Municipal Bond Portfolio
Sold	6,993	$70,000	2,000,000	$20,000,000
Net increase	6,993	$70,000	2,000,000	$20,000,000
Total net increase	6,993	$70,000	2,000,000	$20,000,000

[1]	Period from 2-8-23 (commencement of operations) to 5-31-23.

	Six Months Ended 11-30-23		Year Ended 5-31-23
	Shares	Amount	Shares	Amount
Managed Account Shares Securitized Debt Portfolio
Sold	4,828,978	$43,375,815	10,708,649	$97,159,027
Repurchased	(2,649,275)	(23,856,228)	(5,867,597)	(53,296,388)
Net increase	2,179,703	$19,519,587	4,841,052	$43,862,639
Total net increase	2,179,703	$19,519,587	4,841,052	$43,862,639
Affiliates of the portfolios owned 100% of shares of Managed Account Shares Non-Investment-Grade Municipal Bond Portfolio on November 30, 2023. Such concentration of shareholders’ capital could have a material effect on the portfolios if such shareholders redeem from the portfolios.
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Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to the following for the six months ended November 30, 2023:

Portfolio	Purchases	Sales
Managed Account Shares Investment-Grade Corporate Bond Portfolio	$98,012,844	$24,236,620
Managed Account Shares Non-Investment-Grade Corporate Bond Portfolio	23,518,881	18,181,695
Managed Account Shares Non-Investment-Grade Municipal Bond Portfolio	1,401,076	1,589,854
Managed Account Shares Securitized Debt Portfolio	41,358,716	21,443,169
Note 7—Investment in affiliated underlying funds
The portfolios may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the portfolios’ fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the portfolios, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Managed Account Shares Investment-Grade Corporate Bond Portfolio
John Hancock Collateral Trust	290,581	$1,774,687	$55,238,429	$(54,108,269)	$656	$338	$43,009	—	$2,905,841
Managed Account Shares Non-Investment-Grade Corporate Bond Portfolio
John Hancock Collateral Trust	77,237	$319,300	$21,501,711	$(21,049,013)	$357	$22	$15,702	—	$772,377
Managed Account Shares Non-Investment-Grade Municipal Bond Portfolio
John Hancock Collateral Trust	53,968	$52,385	$1,417,080	$(929,872)	$18	$76	$5,137	—	$539,687
Managed Account Shares Securitized Debt Portfolio
John Hancock Collateral Trust	204,888	$340,584	$33,089,632	$(31,382,238)	$494	$429	$46,131	—	$2,048,901
Note 8—LIBOR discontinuation risk
Certain debt securities, derivatives and other financial instruments have traditionally utilized LIBOR as the reference or benchmark rate for interest rate calculations. However, following allegations of manipulation and concerns regarding liquidity, the U.K. Financial Conduct Authority (UK FCA) announced that LIBOR would be discontinued as of June 30, 2023. The UK FCA elected to require the ICE Benchmark Administration Limited, the administrator of LIBOR, to continue publishing a subset of British pound sterling and U.S. dollar LIBOR settings on a “synthetic” basis. The synthetic publication of the three-month sterling LIBOR will continue until March 31, 2024, and the publication of the one-, three and six-month U.S. dollar LIBOR will continue until September 30, 2024.
Although the transition process away from LIBOR has become increasingly well-defined in advance of the discontinuation dates, the impact on certain debt securities, derivatives and other financial instruments remains uncertain. Market participants have adopted alternative rates such as Secured Overnight Financing Rate (SOFR) or otherwise amended financial instruments referencing LIBOR to include fallback provisions and other measures that contemplated the discontinuation of LIBOR or other similar market disruption events, but neither the effect of the transition process nor the viability of such measures is known. To facilitate the transition of legacy derivatives contracts referencing LIBOR, the International Swaps and Derivatives Association, Inc. launched a protocol to incorporate fallback provisions. However, there are obstacles to converting certain longer term securities and transactions to a new benchmark or benchmarks and the effectiveness of one alternative reference rate versus multiple alternative reference rates in new or existing financial instruments and products has not been determined. Certain proposed replacement rates to LIBOR, such as SOFR, which is a broad measure of secured overnight U.S. Treasury repo rates, are materially different from LIBOR, and changes in the applicable spread for financial instruments transitioning away from LIBOR will need to be made to accommodate the differences.
The utilization of an alternative reference rate, or the transition process to an alternative reference rate, may adversely affect the fund’s performance.
39	JOHN HANCOCK MANAGED ACCOUNT SHARES | SEMIANNUAL REPORT

Note 9—New accounting pronouncement
In March 2020, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU), ASU 2020-04, Reference Rate Reform (Topic 848), which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the discontinuation of the LIBOR and other IBOR-based reference rates as of the end of 2021. In January 2021 and December 2022, the FASB issued ASU No. 2021-01 and ASU No. 2022-06, with further amendments to Topic 848. The temporary relief provided by ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2024. Management expects that the adoption of the guidance will not have a material impact to the financial statements.
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EVALUATION OF ADVISORY AND SUBADVISORY AGREEMENTS BY THE BOARD OF TRUSTEES

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Strategic Series (the Trust) of the Advisory Agreement (the Advisory Agreement) with John Hancock Investment Management LLC (the Advisor) and the Subadvisory Agreement (the Subadvisory Agreement) with Manulife Investment Management (US) LLC (the Subadvisor), for John Hancock Managed Account Shares Investment-Grade Corporate Bond Portfolio (the fund). The Advisory Agreement and Subadvisory Agreement are collectively referred to as the Agreements. Prior to the June 26–29, 2023 meeting at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at a meeting held on May 30–June 1, 2023. The Trustees who are not “interested persons” of the Trust as defined by the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees) also met separately to evaluate and discuss the information presented, including with counsel to the Independent Trustees and a third-party consulting firm.
Approval of Advisory and Subadvisory Agreements
At meetings held on June 26–29, 2023, the Board, including the Trustees who are not parties to any Agreement or considered to be interested persons of the Trust under the 1940 Act, reapproved for an annual period the continuation of the Advisory Agreement between the Trust and the Advisor and the Subadvisory Agreement between the Advisor and the Subadvisor with respect to the fund.
In considering the Advisory Agreement and the Subadvisory Agreement, the Board received in advance of the meetings a variety of materials relating to the fund, the Advisor and the Subadvisor, including comparative performance, fee and expense information for a peer group of similar funds prepared by an independent third-party provider of fund data, performance information for an applicable benchmark index; and, with respect to the Subadvisor, comparative performance information for comparably managed accounts, as applicable, and other information provided by the Advisor and the Subadvisor regarding the nature, extent and quality of services provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor’s revenues and costs of providing services to the fund and any compensation paid to afﬁliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreement are considered, particular focus is given to information concerning fund performance, comparability of fees and total expenses, and proﬁtability. However, the Board noted that the evaluation process with respect to the Advisor and the Subadvisor is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board (including its various committees) at prior meetings with respect to the services provided by the Advisor and the Subadvisor to the fund, including quarterly performance reports prepared by management containing reviews of investment results and prior presentations from the Subadvisor with respect to the fund. The information received and considered by the Board in connection with the May and June meetings and throughout the year was both written and oral. The Board noted the afﬁliation of the Subadvisor with the Advisor, noting any potential conﬂicts of interest. The Board also considered the nature, quality, and extent of non-advisory services, if any, to be provided to the fund by the Advisor’s afﬁliates, including distribution services. The Board considered the Advisory Agreement and the Subadvisory Agreement separately in the course of its review. In doing so, the Board noted the respective roles of the Advisor and Subadvisor in providing services to the fund.
Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.
Approval of Advisory Agreement
In approving the Advisory Agreement with respect to the fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry) and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors. The Board’s conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board’s ongoing regular review of fund performance and operations throughout the year.
Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent, and quality of services provided to the fund, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor’s compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust’s Chief Compliance Officer (CCO) regarding the fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board observed that the scope of services provided by the Advisor, and of the undertakings required of the Advisor in connection with those services, including maintaining and monitoring its own and the fund’s compliance programs, risk management programs, liquidity management programs, derivatives risk management programs, and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the fund, including, but not limited to, general supervision of and coordination of the services provided by the Subadvisor, and is also responsible for monitoring and reviewing the activities of the Subadvisor and third-party service providers. The Board also considered the significant risks assumed by the Advisor in connection with the services provided to the fund including entrepreneurial risk in sponsoring new funds and ongoing risks including investment, operational, enterprise, litigation, regulatory and compliance risks with respect to all funds.
In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor’s management and the quality of the performance of the Advisor’s duties, through Board meetings, discussions and reports during the preceding year and through each Trustee’s experience as a Trustee of the Trust and of the other trusts in the John Hancock group of funds complex (the John Hancock Fund Complex).
41	JOHN HANCOCK MANAGED ACCOUNT SHARES | SEMIANNUAL REPORT

In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:
(a)the skills and competency with which the Advisor has in the past managed the Trust’s affairs and its subadvisory relationship, the Advisor’s oversight and monitoring of the Subadvisor’s investment performance and compliance programs, such as the Subadvisor’s compliance with fund policies and objectives, review of brokerage matters, including with respect to trade allocation and best execution and the Advisor’s timeliness in responding to performance issues;
(b)the background, qualiﬁcations and skills of the Advisor’s personnel;
(c)the Advisor’s compliance policies and procedures and its responsiveness to regulatory changes and fund industry developments;
(d)the Advisor’s administrative capabilities, including its ability to supervise the other service providers for the fund, as well as the Advisor’s oversight of any securities lending activity, its monitoring of class action litigation and collection of class action settlements on behalf of the fund, and bringing loss recovery actions on behalf of the fund;
(e)the ﬁnancial condition of the Advisor and whether it has the ﬁnancial wherewithal to provide a high level and quality of services to the fund;
(f)the Advisor’s initiatives intended to improve various aspects of the Trust’s operations and investor experience with the fund; and
(g)the Advisor’s reputation and experience in serving as an investment advisor to the Trust and the beneﬁt to shareholders of investing in funds that are part of a family of funds offering a variety of investments.
The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the fund.
Investment performance. In considering the fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the fund’s performance results. In connection with the consideration of the Advisory Agreement, the Board:
(a)reviewed information prepared by management regarding the fund’s performance;
(b)considered the comparative performance of an applicable benchmark index;
(c)considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of fund data; and
(d)took into account the Advisor’s analysis of the fund’s performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally.
The Board noted that while it found the data provided by the independent third-party generally useful it recognized its limitations, including in particular that the data may vary depending on the end date selected and the results of the performance comparisons may vary depending on the selection of the peer group. The Board noted that the fund outperformed its benchmark index and its peer group median for the one- and three-year periods ended December 31, 2022 and for the period from July 31, 2019 through December 31, 2022. The Board took into account management’s discussion of the fund’s performance, including the fund’s favorable performance relative to the benchmark index and its peer group median for the one- and three-year periods and for the period from July 31, 2019 through December 31, 2022.The Board concluded that the fund’s performance has generally been in line with or outperformed the historical performance of comparable funds and the fund’s benchmark index.
Fees and expenses. The Board reviewed comparative information prepared by an independent third-party provider of fund data, including, among other data, the fund’s contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the fund in light of the nature, extent and quality of the management and advisory and subadvisory services provided by the Advisor and the Subadvisor. The Board considered the fund’s ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the fund’s ranking within a broader group of funds. In comparing the fund’s contractual and net management fees to those of comparable funds, the Board noted that such fees include both advisory and administrative costs. The Board noted that net management fees and net total expenses for the fund were equal to the peer group median.
The Board noted that the fund is intended to serve solely as a completion vehicle for separately managed accounts and that the fund is not distributed on a stand- alone basis. As such, and consistent with these types of products, the Board further noted that the Advisor is waiving the fund’s net total expenses to zero. The Board also took into account management’s discussion with respect to the management fee, the fees of the Subadvisor, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fees, in each case in light of the services rendered for those amounts and the risks undertaken by the Advisor. The Board also noted that the Advisor, and not the fund, is responsible for paying the subadvisory fees. As discussed above, the Board also noted that the Advisor has agreed to waive fees and/or reimburse expenses with respect to the fund.
Proﬁtability/Fall out beneﬁts. In considering the costs of the services to be provided and the proﬁts to be realized by the Advisor and its afﬁliates (including the Subadvisor) from the Advisor’s relationship with the Trust, the Board:
(a)reviewed ﬁnancial information of the Advisor;
(b)reviewed and considered information presented by the Advisor regarding the net proﬁtability to the Advisor and its afﬁliates with respect to the fund;
(c)received and reviewed proﬁtability information with respect to the John Hancock Fund Complex as a whole and with respect to the fund;
(d)received information with respect to the Advisor’s allocation methodologies used in preparing the proﬁtability data and considered that the Advisor hired an independent third-party consultant to provide an analysis of the Advisor’s allocation methodologies;
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(e)considered that the John Hancock insurance companies that are afﬁliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain funds of the Trust and noted that these tax beneﬁts, which are not available to participants in qualiﬁed retirement plans under applicable income tax law, are reﬂected in the proﬁtability information reviewed by the Board;
(f)considered that the Advisor also provides administrative services to the fund on a cost basis pursuant to an administrative services agreement;
(g)noted that afﬁliates of the Advisor provide transfer agency services and distribution services to the fund, and that the fund’s distributor also receives Rule 12b-1 payments to support distribution of the fund;
(h)noted that the fund’s Subadvisor is an afﬁliate of the Advisor;
(i)noted that the Advisor also derives reputational and other indirect beneﬁts from providing advisory services to the fund;
(j)noted that the subadvisory fee for the fund is paid by the Advisor;
(k)considered the Advisor’s ongoing costs and expenditures necessary to improve services, meet new regulatory and compliance requirements, and adapt to other challenges impacting the fund industry; and
(l)considered that the Advisor should be entitled to earn a reasonable level of proﬁts in exchange for the level of services it provides to the fund and the risks that it assumes as Advisor, including entrepreneurial, operational, reputational, litigation and regulatory risk.
Based upon its review, the Board concluded that the level of proﬁtability, if any, of the Advisor and its afﬁliates (including the Subadvisor) from their relationship with the fund was reasonable and not excessive.
Economies of scale. In considering the extent to which economies of scale would be realized as the fund grows and whether fee levels reﬂect these economies of scale for the beneﬁt of fund shareholders, the Board:
(a)considered that the Advisor has agreed to waive all of its management fee and/or reimburse or pay operating expenses of the fund to reduce operating expenses to zero;
(b)also took into account management’s discussion of the fund’s advisory fee structure; and
(c)also considered the potential effect of the fund’s future growth in size on its performance and fees. The Board also noted that if the fund’s assets increase over time, the fund may realize other economies of scale.
Approval of Subadvisory Agreement
In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:
(1)information relating to the Subadvisor’s business, including current subadvisory services to the Trust (and other funds in the John Hancock Fund Complex); and
(2)the historical and current performance of the fund and comparative performance information relating to an applicable benchmark index and comparable funds.
Nature, extent, and quality of services. With respect to the services provided by the Subadvisor, the Board received information provided to the Board by the Subadvisor, including the Subadvisor’s Form ADV, as well as took into account information presented throughout the past year. The Board considered the Subadvisor’s current level of stafﬁng and its overall resources, as well as received information relating to the Subadvisor’s compensation program. The Board reviewed the Subadvisor’s history and investment experience, as well as information regarding the qualiﬁcations, background, and responsibilities of the Subadvisor’s investment and compliance personnel who provide services to the fund. The Board also considered, among other things, the Subadvisor’s compliance program and any disciplinary history. The Board also considered the Subadvisor’s risk assessment and monitoring process. The Board reviewed the Subadvisor’s regulatory history, including whether it was involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of the Subadvisor and its operations, including regarding investment processes and organizational and stafﬁng matters. The Board also noted that the Trust’s CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed to assure compliance with the federal securities laws. The Board also took into account the ﬁnancial condition of the Subadvisor.
The Board considered the Subadvisor’s investment process and philosophy. The Board took into account that the Subadvisor’s responsibilities include the development and maintenance of an investment program for the fund that is consistent with the fund’s investment objective, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor’s brokerage policies and practices, including with respect to best execution and soft dollars.
Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor and the proﬁtability to the Subadvisor of its relationship with the fund, the Board noted that the fees under the Subadvisory Agreement are paid by the Advisor and not the fund. The Board also received information and took into account any other potential conﬂicts of interest the Advisor might have in connection with the Subadvisory Agreement.
In addition, the Board considered other potential indirect beneﬁts that the Subadvisor and its afﬁliates may receive from the Subadvisor’s relationship with the fund, such as the opportunity to provide advisory services to additional funds in the John Hancock Fund Complex and reputational beneﬁts.
43	JOHN HANCOCK MANAGED ACCOUNT SHARES | SEMIANNUAL REPORT

Subadvisory fees. The Board considered that the fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to the Subadvisor. As noted above, the Board also considered the fund’s subadvisory fees as compared to similarly situated investment companies deemed to be comparable to the fund as included in the report prepared by the independent third-party provider of fund data, to the extent available. The Board also noted that the limited size of the Lipper peer group was not sufﬁcient for comparative purposes. The Board also took into account the subadvisory fees paid by the Advisor to the Subadvisor with respect to the fund and compared them to fees charged by the Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.
Subadvisor performance. As noted above, the Board considered the fund’s performance as compared to the fund’s peer group median and the benchmark index and noted that the Board reviews information about the fund’s performance results at its regularly scheduled meetings. The Board noted the Advisor’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor’s focus on the Subadvisor’s performance. The Board also noted the Subadvisor’s long-term performance record for similar accounts, as applicable.
The Board’s decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:
(1)the Subadvisor has extensive experience and demonstrated skills as a manager;
(2)the fund’s performance has generally been in line with or outperformed the historical performance of comparable funds and the fund’s benchmark index;
(3)the subadvisory fee is reasonable in relation to the level and quality of services being provided under the Subadvisory Agreement; and
(4)noted that the subadvisory fees are paid by the Advisor not the fund.
***
Based on the Board’s evaluation of all factors that the Board deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and the Subadvisory Agreement would be in the best interest of the fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement for an additional one-year period.
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EVALUATION OF ADVISORY AND SUBADVISORY AGREEMENTS BY THE BOARD OF TRUSTEES

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Strategic Series (the Trust) of the Advisory Agreement (the Advisory Agreement) with John Hancock Investment Management LLC (the Advisor) and the Subadvisory Agreement (the Subadvisory Agreement) with Manulife Investment Management (US) LLC (the Subadvisor), for John Hancock Managed Account Shares Non-Investment-Grade Corporate Bond Portfolio (the fund). The Advisory Agreement and Subadvisory Agreement are collectively referred to as the Agreements. Prior to the June 26–29, 2023 meeting at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at a  meeting held on May 30–June 1, 2023. The Trustees who are not “interested persons” of the Trust as defined by the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees) also met separately to evaluate and discuss the information presented, including with counsel to the Independent Trustees and a third-party consulting firm.
Approval of Advisory and Subadvisory Agreements
At meetings held on June 26–29, 2023, the Board, including the Trustees who are not parties to any Agreement or considered to be interested persons of the Trust under the 1940 Act, reapproved for an annual period the continuation of the Advisory Agreement between the Trust and the Advisor and the Subadvisory Agreement between the Advisor and the Subadvisor with respect to the fund.
In considering the Advisory Agreement and the Subadvisory Agreement, the Board received in advance of the meetings a variety of materials relating to the fund, the Advisor and the Subadvisor, including comparative performance, fee and expense information for a peer group of similar funds prepared by an independent third-party provider of fund data, performance information for an applicable benchmark index; and, with respect to the Subadvisor, comparative performance information for comparably managed accounts, as applicable, and other information provided by the Advisor and the Subadvisor regarding the nature, extent and quality of services provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor’s revenues and costs of providing services to the fund and any compensation paid to afﬁliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreement are considered, particular focus is given to information concerning fund performance, comparability of fees and total expenses, and proﬁtability. However, the Board noted that the evaluation process with respect to the Advisor and the Subadvisor is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board (including its various committees) at prior meetings with respect to the services provided by the Advisor and the Subadvisor to the fund, including quarterly performance reports prepared by management containing reviews of investment results and prior presentations from the Subadvisor with respect to the fund. The information received and considered by the Board in connection with the May and June meetings and throughout the year was both written and oral. The Board noted the afﬁliation of the Subadvisor with the Advisor, noting any potential conﬂicts of interest. The Board also considered the nature, quality, and extent of non-advisory services, if any, to be provided to the fund by the Advisor’s afﬁliates, including distribution services. The Board considered the Advisory Agreement and the Subadvisory Agreement separately in the course of its review. In doing so, the Board noted the respective roles of the Advisor and Subadvisor in providing services to the fund.
Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.
Approval of Advisory Agreement
In approving the Advisory Agreement with respect to the fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry) and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors. The Board’s conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board’s ongoing regular review of fund performance and operations throughout the year.
Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent, and quality of services provided to the fund, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor’s compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust’s Chief Compliance Officer (CCO) regarding the fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board observed that the scope of services provided by the Advisor, and of the undertakings required of the Advisor in connection with those services, including maintaining and monitoring its own and the fund’s compliance programs, risk management programs, liquidity management programs, derivatives risk management programs, and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the fund, including, but not limited to, general supervision of and coordination of the services provided by the Subadvisor, and is also responsible for monitoring and reviewing the activities of the Subadvisor and third-party service providers. The Board also considered the significant risks assumed by the Advisor in connection with the services provided to the fund including entrepreneurial risk in sponsoring new funds and ongoing risks including investment, operational, enterprise, litigation, regulatory and compliance risks with respect to all funds.
In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor’s management and the quality of the performance of the Advisor’s duties, through Board meetings, discussions and reports during the preceding year and through each Trustee’s experience as a Trustee of the Trust and of the other trusts in the John Hancock group of funds complex (the John Hancock Fund Complex).
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In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:
(a)the skills and competency with which the Advisor has in the past managed the Trust’s affairs and its subadvisory relationship, the Advisor’s oversight and monitoring of the Subadvisor’s investment performance and compliance programs, such as the Subadvisor’s compliance with fund policies and objectives, review of brokerage matters, including with respect to trade allocation and best execution and the Advisor’s timeliness in responding to performance issues;
(b)the background, qualiﬁcations and skills of the Advisor’s personnel;
(c)the Advisor’s compliance policies and procedures and its responsiveness to regulatory changes and fund industry developments;
(d)the Advisor’s administrative capabilities, including its ability to supervise the other service providers for the fund, as well as the Advisor’s oversight of any securities lending activity, its monitoring of class action litigation and collection of class action settlements on behalf of the fund, and bringing loss recovery actions on behalf of the fund;
(e)the financial condition of the Advisor and whether it has the ﬁnancial wherewithal to provide a high level and quality of services to the fund;
(f)the Advisor’s initiatives intended to improve various aspects of the Trust’s operations and investor experience with the fund; and
(g)the Advisor’s reputation and experience in serving as an investment advisor to the Trust and the beneﬁt to shareholders of investing in funds that are part of a family of funds offering a variety of investments.
The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the fund.
Investment performance. In considering the fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the fund’s performance results. In connection with the consideration of the Advisory Agreement, the Board:
(a)reviewed information prepared by management regarding the fund’s performance;
(b)considered the comparative performance of an applicable benchmark index;
(c)considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of fund data; and
(d)took into account the Advisor’s analysis of the fund’s performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally.
The Board noted that while it found the data provided by the independent third-party generally useful it recognized its limitations, including in particular that the data may vary depending on the end date selected and the results of the performance comparisons may vary depending on the selection of the peer group. The Board noted that the fund underperformed its benchmark index and its peer group median for the one- and three-year periods ended December 31, 2022 and for the period from July 31, 2019 through December 31, 2022. The Board took into account management’s discussion of the factors that contributed to the fund’s performance relative to its benchmark index and peer group median for the one- and three-year periods and for the period from July 31, 2019 through December 31, 2022 including the impact of past and current market conditions on the fund’s strategy and management’s outlook for the fund. The Board concluded that the fund’s performance is being monitored and reasonably addressed, where appropriate.
Fees and expenses. The Board reviewed comparative information prepared by an independent third-party provider of fund data, including, among other data, the fund’s contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the fund in light of the nature, extent and quality of the management and advisory and subadvisory services provided by the Advisor and the Subadvisor. The Board considered the fund’s ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the fund’s ranking within a broader group of funds. In comparing the fund’s contractual and net management fees to those of comparable funds, the Board noted that such fees include both advisory and administrative costs. The Board noted that net management fees and net total expenses for the fund were equal to the peer group median.
The Board noted that the fund is intended to serve solely as a completion vehicle for separately managed accounts and that the fund is not distributed on a stand- alone basis. As such, and consistent with these types of products, the Board further noted that the Advisor is waiving the fund’s net total expenses to zero. The Board also took into account management’s discussion with respect to the management fee, the fees of the Subadvisor, including the amount of the advisory fee to be retained by the Advisor after payment of the subadvisory fees, in each case in light of the services rendered for those amounts and the risks undertaken by the Advisor. The Board also noted that the Advisor, and not the fund, is responsible for paying the subadvisory fees. As discussed above, the Board also noted that the Advisor has agreed to waive fees and/or reimburse expenses with respect to the fund.
Proﬁtability/Fall out beneﬁts. In considering the costs of the services to be provided and the proﬁts to be realized by the Advisor and its afﬁliates (including the Subadvisor) from the Advisor’s relationship with the Trust, the Board:
(a)reviewed ﬁnancial information of the Advisor;
(b)reviewed and considered information presented by the Advisor regarding the net proﬁtability to the Advisor and its afﬁliates with respect to the fund;
(c)received and reviewed proﬁtability information with respect to the John Hancock Fund Complex as a whole and with respect to the fund;
(d)received information with respect to the Advisor’s allocation methodologies used in preparing the proﬁtability data and considered that the Advisor hired an independent third-party consultant to provide an analysis of the Advisor’s allocation methodologies;
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(e)considered that the John Hancock insurance companies that are afﬁliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain funds of the Trust and noted that these tax beneﬁts, which are not available to participants in qualiﬁed retirement plans under applicable income tax law, are reﬂected in the proﬁtability information reviewed by the Board;
(f)considered that the Advisor also provides administrative services to the fund on a cost basis pursuant to an administrative services agreement;
(g)noted that afﬁliates of the Advisor provide transfer agency services and distribution services to the fund, and that the fund’s distributor also receives Rule 12b-1 payments to support distribution of the fund;
(h)noted that the fund’s Subadvisor is an afﬁliate of the Advisor;
(i)noted that the Advisor also derives reputational and other indirect beneﬁts from providing advisory services to the fund;
(j)noted that the subadvisory fee for the fund is paid by the Advisor;
(k)considered the Advisor’s ongoing costs and expenditures necessary to improve services, meet new regulatory and compliance requirements, and adapt to other challenges impacting the fund industry; and
(l)considered that the Advisor should be entitled to earn a reasonable level of proﬁts in exchange for the level of services it provides to the fund and the risks that it assumes as Advisor, including entrepreneurial, operational, reputational, litigation and regulatory risk.
Based upon its review, the Board concluded that the level of proﬁtability, if any, of the Advisor and its afﬁliates (including the Subadvisor) from their relationship with the fund was reasonable and not excessive.
Economies of scale. In considering the extent to which economies of scale would be realized as the fund grows and whether fee levels reﬂect these economies of scale for the beneﬁt of fund shareholders, the Board:
(a)considered that the Advisor has agreed to waive all of its management fee and/or reimburse or pay operating expenses of the fund to reduce operating expenses to zero;
(b)also took into account management’s discussion of the fund’s advisory fee structure; and
(c)also considered the potential effect of the fund’s future growth in size on their performance and fees. The Board also noted that if the fund’s assets increase over time, the fund may realize other economies of scale.
Approval of Subadvisory Agreement
In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:
(1)information relating to the Subadvisor’s business, including current subadvisory services to the Trust (and other funds in the John Hancock Fund Complex); and
(2)the historical and current performance of the fund and comparative performance information relating to an applicable benchmark index and comparable funds.
Nature, extent, and quality of services. With respect to the services provided by the Subadvisor, the Board received information provided to the Board by the Subadvisor, including the Subadvisor’s Form ADV, as well as took into account information presented throughout the past year. The Board considered the Subadvisor’s current level of stafﬁng and its overall resources, as well as received information relating to the Subadvisor’s compensation program. The Board reviewed the Subadvisor’s history and investment experience, as well as information regarding the qualiﬁcations, background, and responsibilities of the Subadvisor’s investment and compliance personnel who provide services to the fund. The Board also considered, among other things, the Subadvisor’s compliance program and any disciplinary history. The Board also considered the Subadvisor’s risk assessment and monitoring process. The Board reviewed the Subadvisor’s regulatory history, including whether it was involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of the Subadvisor and its operations, including regarding investment processes and organizational and stafﬁng matters. The Board also noted that the Trust’s CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed to assure compliance with the federal securities laws. The Board also took into account the ﬁnancial condition of the Subadvisor.
The Board considered the Subadvisor’s investment process and philosophy. The Board took into account that the Subadvisor’s responsibilities include the development and maintenance of an investment program for the fund that is consistent with the fund’s investment objective, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor’s brokerage policies and practices, including with respect to best execution and soft dollars.
Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor and the proﬁtability to the Subadvisor of its relationship with the fund, the Board noted that the fees under the Subadvisory Agreement are paid by the Advisor and not the fund. The Board also received information and took into account any other potential conﬂicts of interest the Advisor might have in connection with the Subadvisory Agreement.
In addition, the Board considered other potential indirect beneﬁts that the Subadvisor and its afﬁliates may receive from the Subadvisor’s relationship with the fund, such as the opportunity to provide advisory services to additional funds in the John Hancock Fund Complex and reputational beneﬁts.
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Subadvisory fees. The Board considered that the fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to the Subadvisor. As noted above, the Board also considered the fund’s subadvisory fees as compared to similarly situated investment companies deemed to be comparable to the fund as included in the report prepared by the independent third-party provider of fund data, to the extent available. The Board also noted that the limited size of the Lipper peer group was not sufﬁcient for comparative purposes. The Board also took into account the subadvisory fees paid by the Advisor to the Subadvisor with respect to the fund and compared them to fees charged by the Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.
Subadvisor performance. As noted above, the Board considered the fund’s performance as compared to the fund’s peer group median and the benchmark index and noted that the Board reviews information about the fund’s performance results at its regularly scheduled meetings. The Board noted the Advisor’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor’s focus on the Subadvisor’s performance. The Board also noted the Subadvisor’s long-term performance record for similar accounts, as applicable.
The Board’s decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:
(1)the Subadvisor has extensive experience and demonstrated skills as a manager;
(2)the performance of the fund is being monitored and reasonably addressed, where appropriate;
(3)the subadvisory fee is reasonable in relation to the level and quality of services being provided under the Subadvisory Agreement; and
(4)noted that the subadvisory fees are paid by the Advisor not the fund.
***
Based on the Board’s evaluation of all factors that the Board deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and the Subadvisory Agreement would be in the best interest of the fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement for an additional one-year period.
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EVALUATION OF ADVISORY AND SUBADVISORY AGREEMENTS BY THE BOARD OF TRUSTEES

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Strategic Series (the Trust) of the Advisory Agreement (the Advisory Agreement) with John Hancock Investment Management LLC (the Advisor) and the Subadvisory Agreement (the Subadvisory Agreement) with Manulife Investment Management (US) LLC (the Subadvisor), for John Hancock Managed Account Shares Securitized Debt Portfolio (the fund). The Advisory Agreement and Subadvisory Agreement are collectively referred to as the Agreements. Prior to the June 26–29, 2023 meeting at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at a meeting held on May 30–June 1, 2023.The Trustees who are not “interested persons” of the Trust as defined by the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees) also met separately to evaluate and discuss the information presented, including with counsel to the Independent Trustees and a third-party consulting firm.
Approval of Advisory and Subadvisory Agreements
At meetings held on June 26–29, 2023, the Board, including the Trustees who are not parties to any Agreement or considered to be interested persons of the Trust under the 1940 Act, reapproved for an annual period the continuation of the Advisory Agreement between the Trust and the Advisor and the Subadvisory Agreement between the Advisor and the Subadvisor with respect to the fund.
In considering the Advisory Agreement and the Subadvisory Agreement, the Board received in advance of the meetings a variety of materials relating to the fund, the Advisor and the Subadvisor, including comparative performance, fee and expense information for a peer group of similar funds prepared by an independent third-party provider of fund data, performance information for an applicable benchmark index; and, with respect to the Subadvisor, comparative performance information for comparably managed accounts, as applicable, and other information provided by the Advisor and the Subadvisor regarding the nature, extent and quality of services provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor’s revenues and costs of providing services to the fund and any compensation paid to afﬁliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreement are considered, particular focus is given to information concerning fund performance, comparability of fees and total expenses, and proﬁtability. However, the Board noted that the evaluation process with respect to the Advisor and the Subadvisor is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board (including its various committees) at prior meetings with respect to the services provided by the Advisor and the Subadvisor to the fund, including quarterly performance reports prepared by management containing reviews of investment results and prior presentations from the Subadvisor with respect to the fund. The information received and considered by the Board in connection with the May and June meetings and throughout the year was both written and oral. The Board noted the afﬁliation of the Subadvisor with the Advisor, noting any potential conﬂicts of interest. The Board also considered the nature, quality, and extent of non-advisory services, if any, to be provided to the fund by the Advisor’s afﬁliates, including distribution services. The Board considered the Advisory Agreement and the Subadvisory Agreement separately in the course of its review. In doing so, the Board noted the respective roles of the Advisor and Subadvisor in providing services to the fund.
Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.
Approval of Advisory Agreement
In approving the Advisory Agreement with respect to the fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry) and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors. The Board’s conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board’s ongoing regular review of fund performance and operations throughout the year.
Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent, and quality of services provided to the fund, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor’s compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust’s Chief Compliance Officer (CCO) regarding the fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board observed that the scope of services provided by the Advisor, and of the undertakings required of the Advisor in connection with those services, including maintaining and monitoring its own and the fund’s compliance programs, risk management programs, liquidity management programs, derivatives risk management programs, and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the fund, including, but not limited to, general supervision of and coordination of the services provided by the Subadvisor, and is also responsible for monitoring and reviewing the activities of the Subadvisor and third-party service providers. The Board also considered the significant risks assumed by the Advisor in connection with the services provided to the fund including entrepreneurial risk in sponsoring new funds and ongoing risks including investment, operational, enterprise, litigation, regulatory and compliance risks with respect to all funds.
In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor’s management and the quality of the performance of the Advisor’s duties, through Board meetings, discussions and reports during the preceding year and through each Trustee’s experience as a Trustee of the Trust and of the other trusts in the John Hancock group of funds complex (the John Hancock Fund Complex).
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In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:
(a)the skills and competency with which the Advisor has in the past managed the Trust’s affairs and its subadvisory relationship, the Advisor’s oversight and monitoring of the Subadvisor’s investment performance and compliance programs, such as the Subadvisor’s compliance with fund policies and objectives, review of brokerage matters, including with respect to trade allocation and best execution and the Advisor’s timeliness in responding to performance issues;
(b)the background, qualiﬁcations and skills of the Advisor’s personnel;
(c)the Advisor’s compliance policies and procedures and its responsiveness to regulatory changes and fund industry developments;
(d)the Advisor’s administrative capabilities, including its ability to supervise the other service providers for the fund, as well as the Advisor’s oversight of any securities lending activity, its monitoring of class action litigation and collection of class action settlements on behalf of the fund, and bringing loss recovery actions on behalf of the fund;
(e)the ﬁnancial condition of the Advisor and whether it has the ﬁnancial wherewithal to provide a high level and quality of services to the fund;
(f)the Advisor’s initiatives intended to improve various aspects of the Trust’s operations and investor experience with the fund; and
(g)the Advisor’s reputation and experience in serving as an investment advisor to the Trust and the beneﬁt to shareholders of investing in funds that are part of a family of funds offering a variety of investments.
The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the fund.
Investment performance. In considering the fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the fund’s performance results. In connection with the consideration of the Advisory Agreement, the Board:
(a)reviewed information prepared by management regarding the fund’s performance;
(b)considered the comparative performance of an applicable benchmark index;
(c)considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of fund data; and
(d)took into account the Advisor’s analysis of the fund’s performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally.
The Board noted that while it found the data provided by the independent third-party generally useful it recognized its limitations, including in particular that the data may vary depending on the end date selected and the results of the performance comparisons may vary depending on the selection of the peer group. The Board noted that the fund outperformed its benchmark index for the one- and three-year periods ended December 31, 2022 and for the period from July 31, 2019 through December 31, 2022. The Board also noted that the fund underperformed its peer group median for the one- and three-year periods ended December 31, 2022 and for the period from July 31, 2019 through December 31, 2022. The Board took into account management’s discussion of the fund’s performance. The Board concluded that the fund’s performance is being monitored and reasonably addressed, where appropriate.
Fees and expenses. The Board reviewed comparative information prepared by an independent third-party provider of fund data, including, among other data, the fund’s contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the fund in light of the nature, extent and quality of the management and advisory and subadvisory services provided by the Advisor and the Subadvisor. The Board considered the fund’s ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the fund’s ranking within a broader group of funds. In comparing the fund’s contractual and net management fees to those of comparable funds, the Board noted that such fees include both advisory and administrative costs. The Board noted that net management fees and net total expenses for the fund were equal to the peer group median.
The Board noted that the fund is intended to serve solely as a completion vehicle for separately managed accounts and that the fund is not distributed on a stand- alone basis. As such, and consistent with these types of products, the Board further noted that the Advisor is waiving the fund’s net total expenses to zero. The Board also took into account management’s discussion with respect to the management fee, the fees of the Subadvisor, including the amount of the advisory fee to be retained by the Advisor after payment of the subadvisory fees, in each case in light of the services rendered for those amounts and the risks undertaken by the Advisor. The Board also noted that the Advisor, and not the fund, is responsible for paying the subadvisory fees. As discussed above, the Board also noted that the Advisor has agreed to waive fees and/or reimburse expenses with respect to the fund.
Proﬁtability/Fall out beneﬁts. In considering the costs of the services to be provided and the proﬁts to be realized by the Advisor and its afﬁliates (including the Subadvisor) from the Advisor’s relationship with the Trust, the Board:
(a)reviewed ﬁnancial information of the Advisor;
(b)reviewed and considered information presented by the Advisor regarding the net proﬁtability to the Advisor and its afﬁliates with respect to the fund;
(c)received and reviewed proﬁtability information with respect to the John Hancock Fund Complex as a whole and with respect to the fund;
(d)received information with respect to the Advisor’s allocation methodologies used in preparing the proﬁtability data and considered that the Advisor hired an independent third-party consultant to provide an analysis of the Advisor’s allocation methodologies;
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(e)considered that the John Hancock insurance companies that are afﬁliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain funds of the Trust and noted that these tax beneﬁts, which are not available to participants in qualiﬁed retirement plans under applicable income tax law, are reﬂected in the proﬁtability information reviewed by the Board;
(f)considered that the Advisor also provides administrative services to the fund on a cost basis pursuant to an administrative services agreement;
(g)noted that afﬁliates of the Advisor provide transfer agency services and distribution services to the fund, and that the fund’s distributor also receives Rule 12b-1 payments to support distribution of the fund;
(h)noted that the fund’s Subadvisor is an afﬁliate of the Advisor;
(i)noted that the Advisor also derives reputational and other indirect beneﬁts from providing advisory services to the fund;
(j)noted that the subadvisory fee for the fund is paid by the Advisor;
(k)considered the Advisor’s ongoing costs and expenditures necessary to improve services, meet new regulatory and compliance requirements, and adapt to other challenges impacting the fund industry; and
(l)considered that the Advisor should be entitled to earn a reasonable level of proﬁts in exchange for the level of services it provides to the fund and the risks that it assumes as Advisor, including entrepreneurial, operational, reputational, litigation and regulatory risk.
Based upon its review, the Board concluded that the level of proﬁtability, if any, of the Advisor and its afﬁliates (including the Subadvisor) from their relationship with the fund was reasonable and not excessive.
Economies of scale. In considering the extent to which economies of scale would be realized as the fund grows and whether fee levels reﬂect these economies of scale for the beneﬁt of fund shareholders, the Board:
(a)considered that the Advisor has agreed to waive all of its management fee and/or reimburse or pay operating expenses of the fund to reduce operating expenses to zero;
(b)also took into account management’s discussion of the fund’s advisory fee structure; and
(c)also considered the potential effect of the fund’s future growth in size on their performance and fees. The Board also noted that if the fund’s assets increase over time, the fund may realize other economies of scale.
Approval of Subadvisory Agreement
In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:
(1)information relating to the Subadvisor’s business, including current subadvisory services to the Trust (and other funds in the John Hancock Fund Complex); and
(2)the historical and current performance of the fund and comparative performance information relating to an applicable benchmark index and comparable funds.
Nature, extent, and quality of services. With respect to the services provided by the Subadvisor, the Board received information provided to the Board by the Subadvisor, including the Subadvisor’s Form ADV, as well as took into account information presented throughout the past year. The Board considered the Subadvisor’s current level of stafﬁng and its overall resources, as well as received information relating to the Subadvisor’s compensation program. The Board reviewed the Subadvisor’s history and investment experience, as well as information regarding the qualiﬁcations, background, and responsibilities of the Subadvisor’s investment and compliance personnel who provide services to the fund. The Board also considered, among other things, the Subadvisor’s compliance program and any disciplinary history. The Board also considered the Subadvisor’s risk assessment and monitoring process. The Board reviewed the Subadvisor’s regulatory history, including whether it was involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of the Subadvisor and its operations, including regarding investment processes and organizational and stafﬁng matters. The Board also noted that the Trust’s CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed to assure compliance with the federal securities laws. The Board also took into account the ﬁnancial condition of the Subadvisor.
The Board considered the Subadvisor’s investment process and philosophy. The Board took into account that the Subadvisor’s responsibilities include the development and maintenance of an investment program for the fund that is consistent with the fund’s investment objective, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor’s brokerage policies and practices, including with respect to best execution and soft dollars.
Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor and the proﬁtability to the Subadvisor of its relationship with the fund, the Board noted that the fees under the Subadvisory Agreement are paid by the Advisor and not the fund. The Board also received information and took into account any other potential conﬂicts of interest the Advisor might have in connection with the Subadvisory Agreement.
In addition, the Board considered other potential indirect beneﬁts that the Subadvisor and its afﬁliates may receive from the Subadvisor’s relationship with the fund, such as the opportunity to provide advisory services to additional funds in the John Hancock Fund Complex and reputational beneﬁts.
51	JOHN HANCOCK MANAGED ACCOUNT SHARES | SEMIANNUAL REPORT

Subadvisory fees. The Board considered that the fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to the Subadvisor. As noted above, the Board also considered the fund’s subadvisory fees as compared to similarly situated investment companies deemed to be comparable to the fund as included in the report prepared by the independent third-party provider of fund data, to the extent available. The Board also noted that the limited size of the Lipper peer group was not sufﬁcient for comparative purposes. The Board also took into account the subadvisory fees paid by the Advisor to the Subadvisor with respect to the fund and compared them to fees charged by the Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.
Subadvisor performance. As noted above, the Board considered the fund’s performance as compared to the fund’s peer group median and the benchmark index and noted that the Board reviews information about the fund’s performance results at its regularly scheduled meetings. The Board noted the Advisor’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor’s focus on the Subadvisor’s performance. The Board also noted the Subadvisor’s long-term performance record for similar accounts, as applicable.
The Board’s decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:
(1)the Subadvisor has extensive experience and demonstrated skills as a manager;
(2)the performance of the fund is being monitored and reasonably addressed, where appropriate;
(3)the subadvisory fee is reasonable in relation to the level and quality of services being provided under the Subadvisory Agreement; and
(4)noted that the subadvisory fees are paid by the Advisor not the fund.
***
Based on the Board’s evaluation of all factors that the Board deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and the Subadvisory Agreement would be in the best interest of the fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement for an additional one-year period.
SEMIANNUAL REPORT | JOHN HANCOCK MANAGED ACCOUNT SHARES	52

More information
Trustees
Hassell H. McClellan, Chairpersonπ
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
James R. Boyle
William H. Cunningham*
Grace K. Fey
Noni L. Ellison
Dean C. Garfield
Deborah C. Jackson
Paul Lorentz†
Frances G. Rathke*
Gregory A. Russo
Officers
Kristie M. Feinberg#
President
Charles A. Rizzo
Chief Financial Officer
Salvatore Schiavone
Treasurer
Christopher (Kit) Sechler
Secretary and Chief Legal Officer
Trevor Swanberg
Chief Compliance Officer
Investment advisor
John Hancock Investment Management LLC
Subadvisor
Manulife Investment Management (US) LLC
Portfolio Managers
Dennis DiCicco1
Jeffrey N. Given, CFA
Howard C. Greene, CFA
Connor Minnaar, CFA
Pranay Sonalkar, CFA
Adam Weigold, CFA1
Principal distributor
John Hancock Investment Management Distributors LLC
Custodian
State Street Bank and Trust Company
Transfer agent
John Hancock Signature Services, Inc.
Legal counsel
K&L Gates LLP
π Member of the Audit Committee as of September 26, 2023.
† Non-Independent Trustee
* Member of the Audit Committee
# Effective June 29, 2023.
1 Portfolio manager of John Hancock Managed Account Shares Non-Investment-Grade Municipal Bond Portfolio only.
The portfolios’ proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.
All of the portfolios’ holdings as of the end of the third month of every ﬁscal quarter are ﬁled with  the SEC on Form N-PORT within 60 days of the end of the ﬁscal quarter. The portfolios’ Form N-PORT ﬁlings are available on our website and the SEC’s website, sec.gov.
We make this information on your portfolio, as well as monthly portfolio holdings, and other portfolio details available on our website at jhinvestments.com or by calling 800-247-0278.
You can also contact us:
800-247-0278	Regular mail:	Express mail:
jhinvestments.com	John Hancock Signature Services, Inc. P.O. Box 219909 Kansas City, MO 64121-9909	John Hancock Signature Services, Inc. 430 W 7th Street Suite 219909 Kansas City, MO 64105-1407
53	JOHN HANCOCK MANAGED ACCOUNT SHARES | SEMIANNUAL REPORT

John Hancock family of funds
U.S. EQUITY FUNDS

Blue Chip Growth
Classic Value
Disciplined Value
Disciplined Value Mid Cap
Equity Income
Financial Industries
Fundamental All Cap Core
Fundamental Large Cap Core
Mid Cap Growth
New Opportunities
Regional Bank
Small Cap Core
Small Cap Dynamic Growth
Small Cap Value
U.S. Global Leaders Growth
U.S. Growth
INTERNATIONAL EQUITY FUNDS

Disciplined Value International
Emerging Markets
Emerging Markets Equity
Fundamental Global Franchise
Global Environmental Opportunities
Global Equity
Global Shareholder Yield
Global Thematic Opportunities
International Dynamic Growth
International Growth
International Small Company
FIXED-INCOME FUNDS

Bond
California Municipal Bond
Emerging Markets Debt
Floating Rate Income
Government Income
High Yield
High Yield Municipal Bond
Income
Investment Grade Bond
Money Market
Municipal Opportunities
Opportunistic Fixed Income
Short Duration Bond
Short Duration Municipal Opportunities
Strategic Income Opportunities
ALTERNATIVE FUNDS

Alternative Asset Allocation
Diversified Macro
Infrastructure
Multi-Asset Absolute Return
Real Estate Securities
Seaport Long/Short
A fund’s investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investment Management at 800-247-0278, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

EXCHANGE-TRADED FUNDS

John Hancock Corporate Bond ETF
John Hancock Disciplined Value International Select ETF
John Hancock Dynamic Municipal Bond ETF
John Hancock Fundamental All Cap Core ETF
John Hancock International High Dividend ETF
John Hancock Mortgage-Backed Securities ETF
John Hancock Multifactor Developed International ETF
John Hancock Multifactor Emerging Markets ETF
John Hancock Multifactor Large Cap ETF
John Hancock Multifactor Mid Cap ETF
John Hancock Multifactor Small Cap ETF
John Hancock Preferred Income ETF
John Hancock U.S. High Dividend ETF
ASSET ALLOCATION/TARGET DATE FUNDS

Balanced
Multi-Asset High Income
Lifestyle Blend Portfolios
Lifetime Blend Portfolios
Multimanager Lifestyle Portfolios
Multimanager Lifetime Portfolios
ENVIRONMENTAL, SOCIAL, AND
GOVERNANCE FUNDS

ESG Core Bond
ESG International Equity
ESG Large Cap Core
CLOSED-END FUNDS

Asset-Based Lending
Financial Opportunities
Hedged Equity & Income
Income Securities Trust
Investors Trust
Preferred Income
Preferred Income II
Preferred Income III
Premium Dividend
Tax-Advantaged Dividend Income
Tax-Advantaged Global Shareholder Yield
John Hancock ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.
John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP. Foreside is not affiliated with John Hancock Investment Management Distributors LLC, Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP.
Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

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NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Managed Account Shares. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF3267921	JHMASSA11/23
1/2024

ITEM 2. CODE OF ETHICS.

Not Applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not Applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not Applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a)Not Applicable.

(b)Not Applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED- END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

(a)The registrant has adopted procedures by which shareholders may recommend nominees to the registrant's Board of Trustees. A copy of the procedures is filed as an exhibit to this Form N- CSR. See attached "John Hancock Funds – Nominating and Governance Committee Charter".

ITEM 11. CONTROLS AND PROCEDURES.

(a)Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)There were no changes in the registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END

MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 13. EXHIBITS.

(a)(1) Not applicable.

(a)(2) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Submission of Matters to a Vote of Security Holders is attached. See attached "John Hancock Funds – Nominating and Governance Committee Charter".

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Strategic Series

By:	/s/ Kristie M. Feinberg
Kristie M. Feinberg
President
Date:	January 12, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kristie M. Feinberg
Kristie M. Feinberg
President
Date:	January 12, 2024
By:	/s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer
Date:	January 12, 2024